As filed with the Securities and Exchange Commission on April 1, 2002
                        Securities Act File No. 33-85242
                   Investment Company Act File No. 811-08822
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                          ____________________________

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

         Pre-Effective Amendment No. ___                                [ ]
         Post-Effective Amendment No. 10                                [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

         Amendment No. 11                                               [X]


                        (Check appropriate box or boxes.)


                       CAPITAL MANAGEMENT INVESTMENT TRUST
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)


    116 South Franklin Street, Post Office Box 69, Rocky Mount, NC 27802-0069
   --------------------------------------------------------------------------
           (Address of Principal Executive Offices)                (Zip Code)


        Registrant's Telephone Number, including Area Code (252) 972-9922
                                                           --------------


                              C. Frank Watson, III
    116 South Franklin Street, Post Office Box 69, Rocky Mount, NC 27802-0069
    -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------
                               Peter J. Shea, Esq.
                     Parker, Poe, Adams and Bernstein L.L.P.
                              Three Wachovia Center
                       401 South Tryon Street, Suite 3000
                               Charlotte, NC 28202


 Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this filing
                                                --------------------------------

It is proposed that this filing will become effective:  (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b);
     [ ] on ________ (date) pursuant to paragraph (b);
     [ ] 60 days after filing pursuant to paragraph (a)(1);
     [ ] on ________ (date) pursuant to paragraph (a)(1);
     [ ] 75 days after filing pursuant to paragraph (a)(2); or
     [ ] on ________ (date) pursuant to paragraph (a)(2) of rule 485.

                       CAPITAL MANAGEMENT INVESTMENT TRUST


                       CONTENTS OF REGISTRATION STATEMENT


This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Capital Management Mid-Cap Fund
    -Part A - Institutional Shares Prospectus
    -Part A - Investor Shares Prospectus
    -Part B - Statement of Additional Information
Capital Management Small-Cap Fund
    -Part A - Institutional Shares Prospectus
    -Part A - Investor Shares Prospectus
    -Part B - Statement of Additional Information
Part C - Other Information and Signature Page
Exhibit Index
Exhibits

                                     PART A
                                     ======

                                    FORM N-1A

                                  PROSPECTUSES




Cusip Number 140296104                                       NASDAQ Symbol CMEIX

________________________________________________________________________________

                         CAPITAL MANAGEMENT MID-CAP FUND
                                 A series of the
                       Capital Management Investment Trust

                              INSTITUTIONAL SHARES
________________________________________________________________________________

                                   PROSPECTUS
                                  April 1, 2002


The Capital Management Mid-Cap Fund ("Fund") seeks long-term capital appreciation. This prospectus relates to the Institutional Shares. The Fund also offers an additional class of shares, Investor Shares, which are offered by another prospectus.


                               Investment Advisor
                               ------------------

                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005

                                 1-888-626-3863


The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

   Investment Objective........................................................2
   Principal Investment Strategies.............................................2
   Principal Risks Of Investing In The Fund....................................2
   Bar Chart And Performance Table.............................................4
   Fees And Expenses Of The Fund...............................................5

MANAGEMENT OF THE FUND.........................................................6
----------------------

   The Investment Advisor......................................................6
   The Administrator...........................................................8
   The Transfer Agent..........................................................8
   The Distributor.............................................................8

INVESTING IN THE FUND..........................................................9
---------------------

   Minimum Investment..........................................................9
   Purchase And Redemption Price...............................................9
   Purchasing Shares..........................................................10
   Redeeming Your Shares......................................................11

OTHER IMPORTANT INVESTMENT INFORMATION........................................14
--------------------------------------

   Dividends, Distributions, And Taxes........................................14
   Financial Highlights.......................................................15
   Additional Information.............................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The investment objective of the Capital Management Mid-Cap Fund is to seek long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Capital Management Investment Trust ("Trust"), pursues its investment objective by investing primarily in equity securities of medium-capitalization ("mid-cap") companies. The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $1 billion to $12 billion.

The Fund's investments in mid-cap companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock. The Fund intends to invest in a diversified group of mid-cap companies and will not concentrate its investments in any one industry or group.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of mid-cap companies. This investment policy may be changed without shareholder approval. In selecting portfolio securities, the Fund's investment advisor, Capital Management Associates, Inc. ("Advisor"), uses various screens and proprietary models to produce a potential universe of over 1,700 companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. This process often includes visits with company management and contacts with industry experts and suppliers. Final investment decisions are made by the Advisor's Portfolio Management Team.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its objective.

Since the Fund may invest in both equity securities, concentrating on mid-cap company securities, and short-term investment instruments, the Fund has some exposure to the risks of both equity securities and short-term investment instruments.

Mid-Cap Securities

Investments in equity securities (i.e., common stocks and preferred stocks) are particularly subject to the risk of changing economic, stock market, industry, and company conditions which can adversely affect the value of the Fund's equity holdings.

Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies. The Advisor's ability to choose suitable investments also has a significant impact on the ability of the Fund to achieve its investment objective.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Short-Term Investments

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.



[BAR CHART INCLUDED HERE:]

             Calendar Year Returns
             Institutional Shares
             --------------------
                2001 -  -0.10%
                2000 -  11.73%
                1999 -  17.23%
                1998 -  -6.99%
                1997 -  37.22%
                1996 -  18.82%

o During the 6-year period shown in the bar chart, the highest return for a calendar quarter was 23.69% (quarter ended December 31, 1998).
o During the 6-year period shown in the bar chart, the lowest return for a calendar quarter was (25.61)% (quarter ended September 30, 1998).
o The year-to-date return of the Fund as of the most recent calendar quarter was 3.81% (quarter ended March 31, 2002).

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

------------------------------------------------------------------ ------------- -------------- ---------------
Average Annual Total Returns For The                                  Past 1         Past 5          Since
Period Ended December 31, 2001                                         Year          Years         Inception*
------------------------------------------------------------------ ------------- -------------- ---------------
Capital Management Mid-Cap Fund Institutional Shares
     Before taxes                                                     (0.10)%        10.80%         14.02%
     After taxes on distributions                                     (0.18)%         8.55%         11.86%
     After taxes on distributions and sale of shares                  (0.06)%         8.16%         11.00%
------------------------------------------------------------------ ------------- -------------- ---------------
S&P 400 Mid-Cap Index**                                               (0.59)%        16.11%         18.53%
------------------------------------------------------------------ ------------- -------------- ---------------

   *    January 27, 1995
   ** The S&P 400 Mid-Cap Index is the Standard & Poor's unmanaged, capitalization-weighted index of 400 stocks in the mid-range sector of the U.S. stock market. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                    Shareholder Fees For Institutional Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

       Maximum Sales Charge (Load) Imposed On Purchases
           (as a percentage of offering price) .......................None
       Redemption Fee
           (as a percentage of amount redeemed, if applicable)........None


             Annual Fund Operating Expenses For Institutional Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

       Management Fees...............................................1.00%
       Distribution and/or Service (12b-1) Fees.......................None
       Other Expenses................................................1.85%
                                                                     -----
           Total Annual Fund Operating Expenses......................2.85%*
           Fee Waiver and/or Expense Reimbursement..................(1.35%)
                                                                     -----
           Net Expenses..............................................1.50%
                                                                     =====

  * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Institutional Shares of the Fund for the fiscal year ended November 30, 2001. The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the Institutional Shares average daily net assets for the fiscal year ending November 30, 2002. The contractual agreement may continue from year-to-year thereafter, provided such continuation is approved by the Board of Trustees. See the "Management of the Fund
       - Expense Limitation Agreement" section below for more detailed information.

Example. This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other funds. The example assumes the following conditions:

         (1) You invest $10,000 in the Fund for the periods shown;
         (2) You reinvest all dividends and distributions;
         (3) You redeem all of your shares at the end of those periods;
         (4) You earn a 5% total return; and
         (5) The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

----------------------------- ----------------- ---------------- -------------- ---------------
      Period Invested              1 Year           3 Years         5 Years        10 Years
----------------------------- ----------------- ---------------- -------------- ---------------
         Your Costs                 $153             $755           $1,384          $3,079
----------------------------- ----------------- ---------------- -------------- ---------------


                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's investment advisor is Capital Management Associates, Inc., 140 Broadway, New York, New York 10005. The Advisor serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. The Advisor, organized as a New York corporation in 1982, is controlled by its officers and directors, with the principal shareholders being J.V. Shields, Jr.; David V. Shields; and Joseph A. Zock. Mr. Zock and five full-time analysts serve as the Portfolio Management Team which selects the investments for the Fund. The Shields brothers and Mr. Zock have been affiliated with the Advisor since 1982. Mr. Zock is President of the Advisor and has been Vice President of Shields & Company, the distributor for the Fund, since 1982. The Advisor has been managing the Fund since its inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since 1982. The Advisor currently has approximately $1 billion in assets under management.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00% of the first $100 million of the Fund's net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million. For the fiscal year ended November 30, 2001, the Advisor voluntarily waived all of its advisory fees.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average daily net assets of the Institutional Shares of the Fund for the fiscal year ending November 30, 2002. It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to this Agreement, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated by the Advisor and the Trust at the end of the then current term upon not less than 90-days' notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $10 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Shields & Company, a registered broker-dealer affiliate of the Advisor and the distributor of the Fund.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to Section 11(a) of Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC, ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section entitled "Investing in the Fund", the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.


THE DISTRIBUTOR

Shields & Company ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and Rule 12b-1 fees for the Investor Shares of the Fund, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer agent, independent accountants, and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.


                              INVESTING IN THE FUND
                              ---------------------


MINIMUM INVESTMENT

Institutional Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $250,000 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.



PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the

SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "Capital Management Mid-Cap Fund," to:

            Capital Management Mid-Cap Fund
            Institutional Shares
            c/o NC Shareholder Services
            116 South Franklin Street
            Post Office Box 4365
            Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-888-626-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

            First Union National Bank of North Carolina
            Charlotte, North Carolina
            ABA # 053000219
            For the Capital Management Mid-Cap Fund - Institutional Shares Acct. # 2000000861878
            For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-888-626-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

            Capital Management Mid-Cap Fund
            Institutional Shares
            c/o NC Shareholder Services
            116 South Franklin Street
            Post Office Box 4365
            Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     (1)  The name of the Fund and the designation of class (Institutional),
     (2)  Shareholder name and account number,
     (3)  Number of shares or dollar amount to be redeemed,
     (4) Instructions for transmittal of redemption funds to the shareholder, and
     (5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. The Fund's custodian currently charges the Fund $10 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-888-626-3863. Redemption proceeds will only be sent to the bank account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $250,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $250,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $250,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The  following  information  is meant as a general  summary for U.S.  taxpayers.
Additional tax information appears in the Statement of Additional Information ("SAI"). Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gains distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized. Any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 30% for 2002) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the prior 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund and have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-888-626-3863.

                              Institutional Shares
                 (For a Share Outstanding Throughout Each Year)



------------------------------------------------------------------------------------------------------------------------------------
                                                                Year ended    Year ended    Year ended    Year ended    Year ended
                                                               November 30,  November 30,  November 30,  November 30,  November 30,
                                                                   2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ..........................   $    17.55    $    16.80    $    14.21    $    18.20    $    13.99

      Income (loss) from investment operations
           Net investment income ............................         0.04          0.09          0.03          0.03          0.01
           Net realized and unrealized gain (loss)
               on investments ...............................         0.09          1.99          2.58         (1.70)         4.60
                                                                ----------    ----------    ----------    ----------    ----------
               Total from investment operations .............         0.13          2.08          2.61         (1.67)         4.61
                                                                ----------    ----------    ----------    ----------    ----------

      Distributions to shareholders from
           Net investment income ............................        (0.07)        (0.05)        (0.02)         0.00         (0.04)
           Distributions in excess of net investment income .         0.00          0.00          0.00          0.00         (0.02)
           Net realized gain from investment transactions ...        (2.81)        (1.28)         0.00         (2.32)        (0.34)
                                                                ----------    ----------    ----------    ----------    ----------
               Total distributions ..........................        (2.88)        (1.33)        (0.02)        (2.32)        (0.40)
                                                                ----------    ----------    ----------    ----------    ----------

Net asset value, end of year ................................   $    14.80    $    17.55    $    16.80    $    14.21    $    18.20
                                                                ==========    ==========    ==========    ==========    ==========

Total return ................................................        (0.41)%       12.89 %       18.41 %      (10.94)%       33.92 %
                                                                ==========    ==========    ==========    ==========    ==========

Ratios/supplemental data
      Net assets, end of year ...............................   $7,358,919    $7,501,967    $5,796,478    $4,929,525    $5,311,416
                                                                ==========    ==========    ==========    ==========    ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ....         2.85 %        1.87 %        2.81 %        2.60 %        2.92 %
           After expense reimbursements and waived fees .....         1.50 %        1.50 %        1.50 %        1.50 %        1.50 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ....        (1.07)%        0.17 %       (1.07)%       (0.93)%       (1.34)%
           After expense reimbursements and waived fees .....         0.28 %        0.54 %        0.24 %        0.17 %        0.08 %

      Portfolio turnover rate ...............................        66.38 %      105.27 %      114.00 %       89.04 %       66.30 %


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                  MID-CAP FUND

                              INSTITUTIONAL SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

By telephone:       1-888-626-3863

By mail:            Capital Management Mid-Cap Fund
                    Institutional Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-08822

________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                  MID-CAP FUND

                              INSTITUTIONAL SHARES
________________________________________________________________________________










                                   PROSPECTUS









                                  April 1, 2002

Cusip Number 140296203                                       NASDAQ Symbol CMCIX

________________________________________________________________________________

                         CAPITAL MANAGEMENT MID-CAP FUND
                                 A series of the
                       Capital Management Investment Trust

                                 INVESTOR SHARES
________________________________________________________________________________

                                   PROSPECTUS
                                  April 1, 2002


The Capital Management Mid-Cap Fund ("Fund") seeks long-term capital appreciation. This prospectus relates to the Investor Shares. The Fund also offers an additional class of shares, Institutional Shares, which are offered by another prospectus.



                               Investment Advisor
                               ------------------

                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005

                                 1-888-626-3863




The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................1
--------
   Investment Objective........................................................2
   Principal Investment Strategies.............................................2
   Principal Risks Of Investing In The Fund....................................2
   Bar Chart And Performance Table.............................................4
   Fees And Expenses Of The Fund...............................................5

MANAGEMENT OF THE FUND.........................................................5
----------------------
   The Investment Advisor......................................................5
   The Administrator...........................................................8
   The Transfer Agent..........................................................7
   The Distributor.............................................................8

INVESTING IN THE FUND..........................................................9
---------------------
   Minimum Investment..........................................................9
   Purchase And Redemption Price...............................................9
   Purchasing Shares..........................................................12
   Redeeming Your Shares......................................................14

OTHER IMPORTANT INVESTMENT INFORMATION........................................15
--------------------------------------
   Dividends, Distributions, And Taxes........................................15
   Financial Highlights.......................................................17
   Additional Information.............................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The investment objective of the Capital Management Mid-Cap Fund is to seek long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Capital Management Investment Trust ("Trust"), pursues its investment objective by investing primarily in equity securities of medium-capitalization ("mid-cap") companies. The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $1 billion to $12 billion.

The Fund's investments in mid-cap companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock. The Fund intends to invest in a diversified group of mid-cap companies and will not concentrate its investments in any one industry or group.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of mid-cap companies. This investment policy may be changed without shareholder approval. In selecting portfolio securities, the Fund's investment advisor, Capital Management Associates, Inc. ("Advisor"), uses various screens and proprietary models to produce a potential universe of over 1,700 companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. This process often includes visits with company management and contacts with industry experts and suppliers. Final investment decisions are made by the Advisor's Portfolio Management Team.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its objective.

Since the Fund may invest in both equity securities, concentrating on mid-cap company securities, and short-term investment instruments, the Fund has some exposure to the risks of both equity securities and short-term investment instruments.

Mid-Cap Securities

Investments in equity securities (i.e., common stocks and preferred stocks) are particularly subject to the risk of changing economic, stock market, industry, and company conditions which can adversely affect the value of the Fund's equity holdings.

Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies. The Advisor's ability to choose suitable investments also has a significant impact on the ability of the Fund to achieve its investment objective.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Short-Term Investments

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART INCLUDED HERE]:

    Calendar Year Returns
       Investor Shares
       ---------------
       2001 -  -0.72%
       2000 -  10.90%
       1999 -  16.40%
       1998 -  -7.70%
       1997 -  36.38%
       1996 -  18.79%

o During the 6-year period shown in the bar chart, the highest return for a calendar quarter was 23.47% (quarter ended December 31, 1998).
o During the 6-year period shown in the bar chart, the lowest return for a calendar quarter was (25.74)% (quarter ended September 30, 1998).
o The year-to-date return of the Fund as of the most recent calendar quarter was 3.43% (quarter ended March 31, 2002).
o Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

------------------------------------------------------------------ -------------- ------------- --------------
Average Annual Total Returns For The                                  Past 1          Past 5         Since
Period Ended December 31, 2001                                         Year           Years        Inception*
------------------------------------------------------------------ -------------- ------------- --------------
Capital Management Mid-Cap Fund Investor Shares**
     Before taxes                                                     (3.70)%         9.37%         11.52%
     After taxes on distributions                                     (3.70)%         7.18%          9.41%
     After taxes on distributions and sale of shares                  (3.43)%         6.91%          9.13%
------------------------------------------------------------------ -------------- ------------- --------------
S&P 400 Mid-Cap Index***                                              (0.59)%        16.11%        17.93%
------------------------------------------------------------------ -------------- ------------- --------------

   *    April 7, 1995
   **   Maximum sales loads are reflected in the table above.
   *** The S&P 400 Mid-Cap Index is Standard & Poor's unmanaged, capitalization-weighted index of 400 stocks in the mid-range sector of the U.S. stock market. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                      Shareholder Fees For Investor Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

    Maximum Sales Charge (Load) Imposed On Purchases
        (as a percentage of offering price) ............................3.00%
    Redemption Fee
        (as a percentage of amount redeemed, if applicable)..............None

            Annual Fund Operating Expenses For Investor Shares
               (expenses that are deducted from Fund assets)
               ---------------------------------------------

    Management Fees...............................................1.00%
    Distribution and/or Service (12b-1) Fees......................0.75%
    Other Expenses................................................1.85%
                                                                  -----
        Total Annual Fund Operating Expenses...........................3.60%*
        Fee Waiver and/or Expense Reimbursement.......................(1.35%)
                                                                       -----
        Net Expenses...................................................2.25%
                                                                       =====

 * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Shares of the Fund for the fiscal year ended November 30, 2001. The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the Investor Shares average daily net assets for the fiscal year ending November 30, 2002. The contractual agreement may continue from year-to-year thereafter, provided such continuation is approved by the Board of Trustees. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example. This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other funds. The example assumes the following conditions:

   (1) You invest $10,000 in the Fund for the periods shown;
   (2) You reinvest all dividends and distributions;
   (3) You redeem all of your shares at the end of those periods;
   (4) You earn a 5% total return; and
   (5) The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

----------------------------- ----------------- ---------------- -------------- ---------------
      Period Invested              1 Year           3 Years         5 Years        10 Years
----------------------------- ----------------- ---------------- -------------- ---------------
         Your Costs                 $521            $1,249          $1,997          $3,961
----------------------------- ----------------- ---------------- -------------- ---------------


                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Capital Management Associates, Inc., 140 Broadway, New York, New York 10005. The Advisor serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. The Advisor, organized as a New York corporation in 1982, is controlled by its officers and directors, with the principal shareholders being J.V. Shields, Jr.; David V. Shields; and Joseph A. Zock. Mr. Zock and five full-time analysts serve as the Portfolio Management Team which selects the investments for the Fund. The Shields brothers and Mr. Zock have been affiliated with the Advisor since 1982. Mr. Zock is President of the Advisor and has been Vice President of Shields & Company, the distributor for the Fund, since 1982. The Advisor has been managing the Fund since its inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since 1982. The Advisor currently has approximately $1 billion in assets under management.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00% of the first $100 million of the Fund's net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million. For the fiscal year ended November 30, 2001, the Advisor voluntarily waived all of its advisory fees.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average daily net assets of the Investor Shares of the Fund for the fiscal year ending November 30, 2002. It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated by the Advisor and the Trust at the end of the then current term upon not less than 90-days' notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $10 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above, and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Shields & Company, a registered broker-dealer affiliate of the Advisor and the distributor of the Fund.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.

THE DISTRIBUTOR

Shields & Company ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and Rule 12b-1 fees for the Investor Shares of the Fund, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer agent, independent accountants, and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Investor Shares are sold subject to a sales charge of 3.00%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell Fund shares.

The minimum initial investment is $2,500 ($1,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Transfer to Minors Act). The minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, waive such minimum investment amounts.


PURCHASE AND REDEMPTION PRICE

Sales Charges

The public offering price of Investor Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

---------------------------------------- --------------------- ----------------------- ----------------------------------
                                             Sales Charge As       Sales Charge As %       Sales Dealers Discounts and
 Amount of Transaction At Public             % of Net Amount      of Public Offering       Brokerage Commissions as
       Offering Price                           Invested                 Price             % of Public Offering Price
---------------------------------------- --------------------- ----------------------- ----------------------------------
          Less than $250,000                       3.09%                  3.00%                      2.80%
---------------------------------------- --------------------- ----------------------- -----------------------------
   $250,000 but less than $500,000                 2.56%                  2.50%                      2.30%
---------------------------------------- --------------------- ----------------------- -----------------------------
           $500,000 or more                        2.04%                  2.00%                      1.80%
---------------------------------------- --------------------- ----------------------- -----------------------------

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended. The
Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges

Concurrent Purchases. For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and any other series of the Trust affiliated with the Advisor and sold with a sales charge. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by an investor is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the funds previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Investor Shares of the Fund with an aggregate value of $50,000 and who currently owns shares of the Fund with a value of $200,000 would pay a sales charge of 2.50% of the offering price on the new investment and 3.00% on the amount previously invested.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Fund Shares Application. Information about the "Letter of Intent" procedure, including its terms, is contained in the Statement of Additional Information ("SAI").

Group Plans. Shares of the Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from the Distributor.

See the SAI for additional information on reduced sales charges.

Distribution of the Fund's Shares

For the Investor Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Investor Shares (this compensation is commonly referred to as "12b-1 fees"). It is anticipated that a portion of the 12b-1 fees received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing to potential investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the sale of Investor Shares. The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Distribution Plan provides that the Fund will pay annually 0.75% of the average daily net assets of the Fund's Investor Shares for activities primarily intended to result in the sale of those shares, including reimbursing entities for providing distribution and shareholder servicing with respect to the Fund's Investor Shares.

The Distribution Plan is known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Investor Shares regardless of the level of expenditures made by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and concerning their annual consideration of the Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports with respect to the Investor Shares of the Fund; (b) those relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Investor Shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of the Fund's Investor Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (e) training sales personnel regarding the Investor Shares of the Fund; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares.

Additional Information

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "Capital Management Mid-Cap Fund," to:

            Capital Management Mid-Cap Fund
            Investor Shares
            c/o NC Shareholder Services
            116 South Franklin Street
            Post Office Box 4365
            Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-888-626-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

            First Union National Bank of North Carolina
            Charlotte, North Carolina
            ABA # 053000219
            For the Capital Management Mid-Cap Fund - Investor Shares Acct. # 2000000861878
            For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-888-626-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, if any, previously paid in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

            Capital Management Mid-Cap Fund
            Investor Shares
            c/o NC Shareholder Services
            116 South Franklin Street
            Post Office Box 4365
            Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     (1)  The name of the Fund and the designation of class (Investor),
     (2)  Shareholder name and account number,
     (3)  Number of shares or dollar amount to be redeemed,
     (4) Instructions for transmittal of redemption funds to the shareholder, and
     (5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. The Fund's custodian currently charges the Fund $10 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-888-626-3863. Redemption proceeds will only be sent to the bank account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.


                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------


DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gains distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized. Any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 30% for 2002) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the prior 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund and have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-888-626-3863.

                                 Investor Shares
                 (For a Share Outstanding Throughout each Year)



------------------------------------------------------------------------------------------------------------------------------------
                                                                Year ended    Year ended    Year ended    Year ended    Year ended
                                                               November 30,  November 30,  November 30,  November 30,  November 30,
                                                                   2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .........................    $    17.04    $    16.41    $    13.96    $    18.04    $    13.96

      Income (loss) from investment operations
           Net investment loss .............................         (0.07)        (0.04)        (0.11)        (0.09)        (0.05)
           Net realized and unrealized gain (loss)
               on investments ..............................          0.10          1.95          2.56         (1.67)         4.53
                                                                ----------    ----------    ----------    ----------    ----------
               Total from investment operations ............          0.03          1.91          2.45         (1.76)         4.48
                                                                ----------    ----------    ----------    ----------    ----------

      Distributions to shareholders from
           Net investment income ...........................          0.00          0.00          0.00          0.00         (0.03)
           Distributions in excess of net investment income           0.00          0.00          0.00          0.00         (0.03)
           Net realized gain from investment transactions ..         (2.81)        (1.28)         0.00         (2.32)        (0.34)
                                                                ----------    ----------    ----------    ----------    ----------
               Total distributions .........................         (2.81)        (1.28)         0.00         (2.32)        (0.40)
                                                                ----------    ----------    ----------    ----------    ----------

Net asset value, end of year ...............................    $    14.26    $    17.04    $    16.41    $    13.96    $    18.04
                                                                ==========    ==========    ==========    ==========    ==========

Total return*    ...........................................         (1.18)%       12.17 %       17.55 %      (11.67)%       33.11 %
                                                                ==========    ==========    ==========    ==========    ==========

Ratios/supplemental data
      Net assets, end of year ..............................    $  716,363    $  786,435    $1,031,661    $1,766,893    $1,873,942
                                                                ==========    ==========    ==========    ==========    ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .........    3.60 %        2.63 %        3.56 %        3.35 %        3.71 %
           After expense reimbursements and waived fees ..........    2.25 %        2.25 %        2.25 %        2.25 %        2.25 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .........   (1.81)%       (0.57)%       (1.82)%       (1.67)%       (2.10)%
           After expense reimbursements and waived fees ..........   (0.46)%       (0.19)%       (0.51)%       (0.57)%       (0.63)%

      Portfolio turnover rate ....................................   66.38 %      105.27 %      114.00 %       89.04 %       66.30 %



      *Total return does not reflect payment of a sales charge.

                             ADDITIONAL INFORMATION
________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                  MID-CAP FUND

                                 INVESTOR SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

By telephone:       1-888-626-3863

By mail:            Capital Management Mid-Cap Fund
                    Investor Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



                  Investment Company Act file number 811-08822

________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                  MID-CAP FUND

                                 INVESTOR SHARES
________________________________________________________________________________










                                   PROSPECTUS









                                  April 1, 2002

Cusip Number 140296609

________________________________________________________________________________

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                                 A series of the
                       Capital Management Investment Trust

                              INSTITUTIONAL SHARES
________________________________________________________________________________

                                   PROSPECTUS
                                  April 1, 2002



The Capital Management Small-Cap Fund ("Fund") seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. In seeking to achieve its objective, the Fund will invest primarily in equity securities of small-capitalization companies.





                               Investment Advisor
                               ------------------

                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005

                                 1-888-626-3863




The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------
      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks Of Investing In The Fund.................................2
      Performance Information..................................................3
      Fees And Expenses Of The Fund............................................5

MANAGEMENT OF THE FUND.........................................................6
----------------------
      The Investment Advisor...................................................6
      The Administrator........................................................7
      The Transfer Agent.......................................................7
      The Distributor..........................................................7

INVESTING IN THE FUND..........................................................8
---------------------
      Minimum Investment.......................................................8
      Purchase And Redemption Price............................................8
      Purchasing Shares........................................................9
      Redeeming Your Shares...................................................10

OTHER IMPORTANT INVESTMENT INFORMATION........................................13
--------------------------------------
      Dividends, Distributions, And Taxes.....................................13
      Financial Highlights....................................................13
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The investment objective of the Capital Management Small-Cap Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.


PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion.

The Fund's investments in small-cap companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock. The Fund intends to invest in a diversified group of small-cap companies and will not concentrate its investments in any one industry or group.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of small-cap companies. This investment policy may be changed without shareholder approval. In selecting portfolio securities, the Fund's investment advisor, Capital Management Associates, Inc. ("Advisor"), uses various screens and proprietary models to produce a potential universe of over 3,500 companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. This process often includes visits with company management and contacts with industry experts and suppliers. Final investment decisions are made by the Advisor's Portfolio Management Team.



PRINCIPAL RISKS OF INVESTING IN THE FUND


An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Investing in the securities of small-cap companies generally involves substantially greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because small-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small-cap companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. Small-cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments.

Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could dramatically decline in value. Therefore, an investment in the Fund may involve a substantially greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies. The Advisor's ability to choose suitable investments also has a significant impact on the ability of the Fund to achieve its investment objective.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

PERFORMANCE INFORMATION

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART INCLUDED HERE]:

   Calendar Year Returns
      Investor Shares
      ---------------
       2000 - 12.44%
       2001 - -8.44%


o During the 2-year period shown in the bar chart, the highest return for a calendar quarter was 13.73% (quarter ended March 31, 2000).
o During the 2-year period shown in the bar chart, the lowest return for a calendar quarter was (22.55)% (quarter ended September 30, 2001).
o The year-to-date return of the Fund as of the most recent calendar quarter was 9.83% (quarter ended March 31, 2002).


The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

---------------------------------------------------------- --------------- --------------
Average Annual Total Returns For The                           Past            Since
Period Ended December 31, 2001                                1 Year         Inception*
---------------------------------------------------------- --------------- --------------
Capital Management Small-Cap Fund Institutional Shares
     Before taxes                                             (8.44)%         11.23%
     After taxes on distributions                             (8.51)%          8.41%
     After taxes on distributions and sale of shares          (5.15)%          7.75%
---------------------------------------------------------- --------------- --------------
S&P 600 Small-Cap Index**                                       6.54%         10.49%
---------------------------------------------------------- --------------- --------------

   *    January 12, 1999 was the commencement of operations for the Fund.

   ** The S&P 600 Small-Cap Index is the Standard & Poor's Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                    Shareholder Fees For Institutional Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

    Maximum Sales Charge (Load) Imposed On Purchases
        (as a percentage of offering price) ...........................None
    Redemption Fee
        (as a percentage of amount redeemed, if applicable)............None


             Annual Fund Operating Expenses For Institutional Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------


    Management Fees..............................................1.00%
    Distribution and/or Service (12b-1) Fees.....................None
    Other Expenses..............................................29.23%
                                                                ------
     Total Annual Fund Operating Expenses.............................30.23%*
     Fee Waiver and/or Expense Reimbursement.........................(28.73%)
                                                                      ------
     Net Expenses......................................................1.50%
                                                                       =====

 * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Institutional Shares of the Fund for the fiscal year ended November 30, 2001. The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the Institutional Shares average daily net assets for the fiscal year ending November 30, 2002. The contractual agreement may continue from year-to-year thereafter, provided such continuation is approved by the Board of Trustees. See the "Management of the Fund
      - Expense Limitation Agreement" section below for more detailed information.

Example: This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.


Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

  --------------------- ------------ -------------- ------------- --------------
   Period Invested         1 Year       3 Years        5 Years       10 Years
  --------------------- ------------ -------------- ------------- --------------
      Your Costs            $153         $4,931        $7,602        $10,198
  --------------------- ------------ -------------- ------------- --------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's investment advisor is Capital Management Associates, Inc., 140 Broadway, New York, New York 10005. The Advisor serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. The Advisor, organized as a New York corporation in 1982, is controlled by its officers and directors, with the principal shareholders being J.V. Shields, Jr.; David V. Shields; and Joseph A. Zock. Mr. Zock and five full-time analysts serve as the Portfolio Management Team which selects the investments for the Fund. The Shields brothers and Mr. Zock have been affiliated with the Advisor since 1982. Mr. Zock is President of the Advisor and has been Vice President of Shields & Company, the distributor for the Fund, since 1982. The Advisor has been managing the Fund since its inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since 1982. The Advisor currently has approximately $1 billion in assets under management.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00% of the first $100 million of the Fund's net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million. For the fiscal year ended November 30, 2001, the Advisor voluntarily waived all of its advisory fees.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average daily net assets of the Institutional Shares of the Fund for the fiscal year to end November 30, 2002. It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to this Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended ("1940

Act"), and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated by the Advisor and the Trust at the end of the then current term upon not less than 90-days' notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may at a later date reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $10 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Shields & Company, a registered broker-dealer affiliate of the Advisor and the distributor of the Fund.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.


THE DISTRIBUTOR

Shields & Company is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. Shields & Company may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and Rule 12b-1 fees for the Investor Shares of the Fund, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.


                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Institutional Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $250,000 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "Capital Management Small-Cap Fund," to:

            Capital Management Small-Cap Fund
            Institutional Shares
            c/o NC Shareholder Services
            116 South Franklin Street
            Post Office Box 4365
            Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-888-626-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

            First Union National Bank of North Carolina
            Charlotte, North Carolina
            ABA # 053000219
            For the Capital Management Small-Cap Fund - Institutional Shares Acct. # 2000001292938
            For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-888-626-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, if any, previously paid in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

            Capital Management Small-Cap Fund
            Institutional Shares
            c/o NC Shareholder Services
            116 South Franklin Street
            Post Office Box 4365
            Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     (1)  Designation of class (Institutional),
     (2)  Shareholder name and account number,
     (3)  Number of shares or dollar amount to be redeemed,
     (4) Instructions for transmittal of redemption funds to the shareholder, and
     (5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. The Fund's custodian currently charges the Fund $10 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-888-626-3863. Redemption proceeds will only be sent to the bank account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $250,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $250,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $250,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------


DIVIDENDS, DISTRIBUTIONS, AND TAXES

The  following  information  is meant as a general  summary for U.S.  taxpayers.
Additional tax information appears in the Statement of Additional Information ("SAI"). Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gains distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized. Any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 30% for 2002) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund and have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-888-626-3863.


                              Institutional Shares
                              --------------------
                (For a Share Outstanding Throughout Each Period)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year ended        Year ended       Period ended
                                                                                 November 30,      November 30,      November 30,
                                                                                     2001              2000            1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................         $   13.06         $   13.91         $   10.99

      (Loss) income from investment operations
           Net investment income (loss) .................................              0.02              0.03             (0.01)
           Net realized and unrealized (loss) gain on investments .......             (0.40)             1.06              2.93
                                                                                  ---------         ---------         ---------

               Total from investment operations .........................             (0.38)             1.09              2.92
                                                                                  ---------         ---------         ---------

      Distributions to shareholders from
           Net investment income ........................................             (0.03)             0.00              0.00
           Net realized gain from investment transactions ...............             (0.77)            (1.94)             0.00
                                                                                  ---------         ---------         ---------

               Total distributions ......................................             (0.80)            (1.94)             0.00
                                                                                  ---------         ---------         ---------

Net asset value, end of period ..........................................         $   11.88         $   13.06         $   13.91
                                                                                  =========         =========         =========

Total return ............................................................             (3.61)%            8.51 %           26.57 %(b)
                                                                                  =========         =========         =========

Ratios/supplemental data
      Net assets, end of period .........................................         $ 308,206         $ 488,093         $ 158,754
                                                                                  =========         =========         =========


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ................             30.23 %           24.48 %           55.71 %(c)
           After expense reimbursements and waived fees .................              1.50 %            1.50 %            1.50 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ................            (28.55)%          (22.72)%          (54.36)%(c)
           After expense reimbursements and waived fees .................              0.18 %            0.27 %           (0.15)%(c)

      Portfolio turnover rate ...........................................             61.84 %          131.47 %          145.58 %


     (a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.
     (b)  Not annualized.
     (c)  Annualized.


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                 SMALL-CAP FUND

                              INSTITUTIONAL SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

By telephone:       1-888-626-3863

By mail:            Capital Management Small-Cap Fund
                    Institutional Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                  Investment Company Act file number 811-08822

________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                 SMALL-CAP FUND

                              INSTITUTIONAL SHARES
________________________________________________________________________________










                                   PROSPECTUS










                                  April 1, 2002

Cusip Number 140296500

________________________________________________________________________________

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                                 A series of the
                       Capital Management Investment Trust

                                 INVESTOR SHARES
________________________________________________________________________________

                                   PROSPECTUS
                                  April 1, 2002



The Capital Management Small-Cap Fund ("Fund") seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. In seeking to achieve its objective, the Fund will invest primarily in equity securities of small-capitalization companies.



                               Investment Advisor
                               ------------------

                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005

                                 1-888-626-3863







The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------
   Investment Objective........................................................2
   Principal Investment Strategies.............................................2
   Principal Risks Of Investing In The Fund....................................2
   Performance Information.....................................................3
   Fees And Expenses Of The Fund...............................................5

MANAGEMENT OF THE FUND.........................................................6
----------------------
   The Investment Advisor......................................................6
   The Administrator...........................................................7
   The Transfer Agent..........................................................7
   The Distributor.............................................................7

INVESTING IN THE FUND..........................................................8
---------------------
   Minimum Investment..........................................................8
   Purchase And Redemption Price...............................................8
   Purchasing Shares..........................................................11
   Redeeming Your Shares......................................................13

OTHER IMPORTANT INVESTMENT INFORMATION........................................15
--------------------------------------
   Dividends, Distributions, And Taxes........................................15
   Financial Highlights.......................................................15
   Additional Information.............................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The investment objective of the Capital Management Small-Cap Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.


PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion.

The Fund's investments in small-cap companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock. The Fund intends to invest in a diversified group of small-cap companies and will not concentrate it investments in any one industry or group.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of small-cap companies. This investment policy may be changed without shareholder approval. In selecting portfolio securities, the Fund's investment advisor, Capital Management Associates, Inc. ("Advisor"), uses various screens and proprietary models to produce a potential universe of over 3,500 companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. This process often includes visits with company management and contacts with industry experts and suppliers. Final investment decisions are made by the Advisor's Portfolio Management Team.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Investing in the securities of small-cap companies generally involves substantially greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because small-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small-cap companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. Small-cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments.

Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could dramatically decline in value. Therefore, an investment in the Fund may involve a substantially greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies. The Advisor's ability to choose suitable investments also has a significant impact on the ability of the Fund to achieve its investment objective.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

PERFORMANCE INFORMATION

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART INCLUDED HERE]:

       Calendar Year Returns
          Investor Shares
          ---------------
           2000 - 11.65%
           2001 - -8.97%

o During the 2-year period shown in the bar chart, the highest return for a calendar quarter was 13.69% (quarter ended March 31, 2000).
o During the 2-year period shown in the bar chart, the lowest return for a calendar quarter was (22.70)% (quarter ended September 30, 2001).
o The year-to-date return of the Fund as of the most recent calendar quarter was 9.86% (quarter ended March 31, 2002).
o Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

---------------------------------------------------------------- --------------- --------------
  Average Annual Total Returns For The                                Past            Since
  Period Ended December 31, 2001                                     1 Year         Inception*
---------------------------------------------------------------- --------------- --------------
Capital Management Small-Cap Fund Investor Shares**
     Before taxes                                                   (11.71)%          9.34%
     After taxes on distributions                                   (11.71)%          6.58%
     After taxes on distributions and sale of shares                 (8.30)%          6.05%
---------------------------------------------------------------- --------------- --------------
S&P 600 Small-Cap Index***                                            6.54%          10.49%
---------------------------------------------------------------- --------------- --------------

  *    January 12, 1999 was the  commencement of operations for the Fund.
  ** Maximum sales loads are reflected in the table for the Investor Shares of the Fund.
  *** The S&P 600 Small-Cap Index is the Standard & Poor's Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                      Shareholder Fees For Investor Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

     Maximum Sales Charge (Load) Imposed On Purchases
         (as a percentage of offering price) ..............................3.00%
     Redemption Fee
           (as a percentage of amount redeemed, if applicable).............None


               Annual Fund Operating Expenses For Investor Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

      Management Fees...............................................1.00%
      Distribution and/or Service (12b-1) Fees......................0.75%
      Other Expenses................................................28.71%
                                                                    ------
          Total Annual Fund Operating Expenses...........................30.46%*
          Fee Waiver and/or Expense Reimbursement.......................(28.21%)
                                                                         ------
          Net Expenses....................................................2.25%
                                                                          =====

  * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Shares of the Fund for the fiscal year ended November 30, 2001. The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the Investor Shares average daily net assets for the fiscal year ending November 30, 2002. The contractual agreement may continue from year-to-year thereafter, provided such continuation is approved by the Board of Trustees. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example: This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other funds. The example assumes the following conditions:

      (1) You invest $10,000 in the Fund for the periods shown;
      (2) You reinvest all dividends and distributions;
      (3) You redeem all of your shares at the end of those periods;
      (4) You earn a 5% total return; and
      (5) The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

  --------------------- ------------ -------------- ------------- --------------
   Period Invested         1 Year       3 Years        5 Years       10 Years
  --------------------- ------------ -------------- ------------- --------------
     Your Costs            $521         $5,146         $7,715        $10,188
  --------------------- ------------ -------------- ------------- --------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's investment advisor is Capital Management Associates, Inc., 140 Broadway, New York, New York 10005. The Advisor serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. The Advisor, organized as a New York corporation in 1982, is controlled by its officers and directors, with the principal shareholders being J.V. Shields, Jr.; David V. Shields; and Joseph A. Zock. Mr. Zock and five full-time analysts serve as the Portfolio Management Team which selects the investments for the Fund. The Shields brothers and Mr. Zock have been affiliated with the Advisor since 1982. Mr. Zock is President of the Advisor and has been Vice President of Shields & Company, the distributor for the Fund, since 1982. The Advisor has been managing the Fund since its inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since 1982. The Advisor currently has approximately $1 billion in assets under management.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00% of the first $100 million of the Fund's net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million. For the fiscal year ended November 30, 2001, the Advisor voluntarily waived all of its advisory fees.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average daily net assets of the Investor Shares of the Fund for the fiscal year to end November 30, 2002. It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to this Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated by the Advisor and the Trust at the end of the then current term upon not less than 90-days' notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may at a later date reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $10 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Shields & Company, a registered broker-dealer affiliate of the Advisor and the distributor of the Fund.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.


THE DISTRIBUTOR

Shields & Company ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and Rule 12b-1 fees for the Investor Shares of the Fund, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.


                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Investor Shares are sold subject to a maximum sales charge of 3.00%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell Fund shares.

The minimum initial investment is $2,500 ($1,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Transfer to Minors Act). The minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, waive such minimum investment amounts.


PURCHASE AND REDEMPTION PRICE

Sales Charges

The public offering price of Investor Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

----------------------------------------- --------------------- ----------------------- ----------------------------------
                                             Sales Charge As       Sales Charge As %       Sales Dealers Discounts and
     Amount of Transaction At Public         % of Net Amount      of Public Offering       Brokerage Commissions as
             Offering Price                     Invested                 Price             % of Public Offering Price
----------------------------------------- --------------------- ----------------------- ----------------------------------
           Less than $250,000                     3.09%                  3.00%                      2.80%
----------------------------------------- --------------------- ----------------------- ----------------------------------
    $250,000 but less than $500,000               2.56%                  2.50%                      2.30%
----------------------------------------- --------------------- ----------------------- ----------------------------------
            $500,000 or more                      2.04%                  2.00%                      1.80%
----------------------------------------- --------------------- ----------------------- ----------------------------------

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended. The
Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges

Concurrent Purchases. For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and any other series of the Trust affiliated with the Advisor and sold with a sales charge. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by an investor is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the funds previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Investor Shares of the Fund with an aggregate value of $50,000 and who currently owns shares of the Fund with a value of $200,000 would pay a sales charge of 2.50% of the offering price on the new investment and 3.00% on the amount previously invested.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Fund Shares Application. Information about the "Letter of Intent" procedure, including its terms, is contained in the Statement of Additional Information ("SAI").

Group Plans. Shares of the Funds may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members, or participants. Information about such arrangements is available from the Distributor.

See the SAI for additional information on reduced sales charges.

Distribution of the Fund's Shares

For the Investor Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Investor Shares (this compensation is commonly referred to as "12b-1 fees"). It is anticipated that a portion of the 12b-1 fees received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing to potential investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the sale of Investor Shares. The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Distribution Plan provides that the Fund may pay annually up to 0.75% of the average daily net assets of the Fund's Investor Shares for activities primarily intended to result in the sale of those shares, including reimbursing entities for providing distribution and shareholder servicing with respect to the Fund's Investor Shares.

The Distribution Plan is known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Investor Shares regardless of the level of expenditures made by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and concerning their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports with respect to the Investor Shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Investor Shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of the Fund's Investor Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (e) training sales personnel regarding the Investor Shares of the Fund; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares.

Additional Information

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "Capital Management Small-Cap Fund," to:

            Capital Management Small-Cap Fund
            Investor Shares
            c/o NC Shareholder Services
            116 South Franklin Street
            Post Office Box 4365
            Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-888-626-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

            First Union National Bank of North Carolina
            Charlotte, North Carolina
            ABA # 053000219
            For the Capital Management Small-Cap Fund - Investor Shares Acct. # 2000001292938
            For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-888-626-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, if any, previously paid in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

            Capital Management Small-Cap Fund
            Investor Shares
            c/o NC Shareholder Services
            116 South Franklin Street
            Post Office Box 4365
            Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

          (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

          (2) Any required signature guarantees (see "Signature Guarantees" below); and

          (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

          (1)  Designation of class (Investor),
          (2)  Shareholder name and account number,
          (3)  Number of shares or dollar amount to be redeemed,
          (4)  Instructions   for   transmittal  of  redemption   funds  to  the
               shareholder, and
          (5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. The Fund's custodian currently charges the Fund $10 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-888-626-3863. Redemption proceeds will only be sent to the bank account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.


                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gains distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized. Any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund Shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 30% for 2002) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund and have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-888-626-3863.

                                 Investor Shares
                                 ---------------
                (For a Share Outstanding Throughout Each Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year ended        Year ended       Period ended
                                                                                 November 30,      November 30,      November 30,
                                                                                     2001              2000            1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............................              $   12.86         $   13.82         $   10.99

      (Loss) income from investment operations
           Net investment loss .....................................                  (0.05)            (0.08)            (0.10)
           Net realized and unrealized (loss) gain on investments ..                  (0.39)             1.06              2.93
                                                                                  ---------         ---------         ---------

               Total from investment operations ....................                  (0.44)             0.98              2.83
                                                                                  ---------         ---------         ---------

      Distributions to shareholders from
           Net realized gain from investment transactions ..........                  (0.77)            (1.94)             0.00
                                                                                  ---------         ---------         ---------

Net asset value, end of period .....................................              $   11.65         $   12.86         $   13.82
                                                                                  =========         =========         =========

Total return (b) ...................................................                  (4.20)%            7.67 %           25.75 %(c)
                                                                                  =========         =========         =========

Ratios/supplemental data
      Net assets, end of period ....................................              $  67,418         $  67,719         $  62,854
                                                                                  =========         =========         =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...........                  30.46 %           24.24 %           56.45 %(d)
           After expense reimbursements and waived fees ............                   2.12 %            2.25 %            2.25 %(d)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ...........                 (28.81)%          (22.55)%          (55.11)%(d)
           After expense reimbursements and waived fees ............                  (0.47)%           (0.56)%           (0.91)%(d)

      Portfolio turnover rate ......................................                  61.84 %          131.47 %          145.58 %


     (a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.
     (b)  Total return does not reflect payment of a sales charge.
     (c)  Not annualized.
     (d)  Annualized.


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                 SMALL-CAP FUND

                                 INVESTOR SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

By telephone:      1-888-626-3863

By mail:           Capital Management Small-Cap Fund
                   Investor Shares
                   c/o NC Shareholder Services
                   116 South Franklin Street
                   Post Office Box 4365
                   Rocky Mount, NC  27803-0365

By e-mail:         info@ncfunds.com

On the Internet:   www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-08822

________________________________________________________________________________

                               CAPITAL MANAGEMENT
                                 SMALL-CAP FUND

                                 INVESTOR SHARES
________________________________________________________________________________









                                   PROSPECTUS









                                  April 1, 2002

                                     PART B
                                     ======

                                    FORM N-1A

                       STATEMENT OF ADDITIONAL INFORMATION

                         CAPITAL MANAGEMENT MID-CAP FUND

                                  April 1, 2002

                                 A series of the
                       CAPITAL MANAGEMENT INVESTMENT TRUST

                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005
                            Telephone 1-888-626-3863





                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVE AND POLICIES..............................................2
INVESTMENT LIMITATIONS.........................................................3
MANAGEMENT AND OTHER SERVICE PROVIDERS.........................................4
ADDITIONAL INFORMATION ON PERFORMANCE.........................................11
PORTFOLIO TRANSACTIONS........................................................14
SPECIAL SHAREHOLDER SERVICES..................................................15
PURCHASE OF SHARES............................................................16
REDEMPTION OF SHARES..........................................................19
NET ASSET VALUE...............................................................19
ADDITIONAL TAX INFORMATION....................................................20
CAPITAL SHARES AND VOTING.....................................................19
FINANCIAL STATEMENTS..........................................................21
APPENDIX A....................................................................23





This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses dated the same date as this SAI, for the Capital Management Mid-Cap Fund ("Fund"), relating to the Fund's Institutional Shares and Investor Shares, and is incorporated by reference in its entirety into the Prospectuses. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Reports to shareholders is incorporated by reference into this SAI. Copies of the Prospectuses for the Investor Shares and Institutional Shares of the Fund and Annual Reports may be obtained at no charge by writing or calling the Fund at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

The Fund is a diversified series of the Capital Management Investment Trust ("Trust"), a registered open-end management investment company. The Trust was organized on October 18, 1994, as a Massachusetts business trust. The primary investment strategies and risks of the Fund are described in the Prospectus for each class of shares of the Fund. In addition to the principal investment strategies discussed in the Fund's Prospectuses, the Fund may also employ the use of the financial instruments described below in order to achieve its objective. The strategies set forth below are not principle strategies of the Fund. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

Repurchase Agreements. The Fund may acquire U.S. government obligations or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale generally will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Fund's investment advisor, Capital Management Associates, Inc. ("Advisor"), will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days and other illiquid securities.

Description of Money Market Instruments. The Fund may invest in money market instruments. These may include U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and it is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps ("D&P"), or if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings' power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (each a "Trustee" and collectively, "Trustees"), the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investments in illiquid securities may involve a high degree of business and financial risk and may result in substantial losses. Because of the illiquid nature of these securities, the Fund may take longer to liquidate these positions than would be the case for more liquid securities. The Fund's investment in these illiquid securities is subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their fair market value, the value of the Fund's net assets could be adversely affected.

Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Forward Commitment & When-Issued Securities. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. If a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1) Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

(2) With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

(3) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

(4) Invest for the purpose of exercising control or management of another issuer;

(5)      Purchase or sell  commodities  or  commodities  contracts;  real estate
         (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(6) Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

(7) Invest in warrants, valued at the lower of cost or market, exceeding more than 5% of the value of the Fund's net assets. Included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange;

(8) Participate on a joint or joint and several basis in any trading account in securities;

(9) Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act; or

(10)     Write,   purchase,  or  sell  puts,  calls,   straddles,   spreads,  or
         combinations thereof or futures contracts or related options.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

(1) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

(2) Invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3) Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

(4) Make loans of money or securities, except that the Fund may invest in repurchase agreements; or

(5) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

TRUSTEES AND OFFICERS. The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustees who are "interested persons" as defined in the 1940 Act ("Interested Trustees"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.


---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                                                          Number of
                                                                                         Portfolios
                             Position(s) Length                                            in Fund
      Name, Address,         held with   of Time        Principal Occupation(s)            Complex
         and Age             Fund/Trust  Served           During Past 5 Years            Overseen by   Other Directorships Held by
                                                                                           Trustee           Held by Trustee
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                     Independent Trustees
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Lucius E. Burch, III, 60     Trustee     Since   Chairman and Chief Executive  Officer        2                    None
                                         12/94   (since  1982)  of  Burch   Investment
                                                 Group,    formerly    Massey    Burch
                                                 Investment   Group,   Inc.   (venture
                                                 capital firm)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
George S. Reichenbach, 72    Trustee     Since   Consultant  (since  1989)  of  Advent        2                    None
                                         11/98   International   Corporation  (venture
                                                 capital   firm); Director  (since
                                                 1989)  of Astropower (solar    energy
                                                 company); Director  (since  1999)  of
                                                 QuestAir   (fuel cell   equipment
                                                 company)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Anthony J. Walton, 59        Trustee     Since   Member   (since  2000)  of  McFarland        2                    None
                                         12/94   Dewey  &  Company,   LLC  (investment
                                                 banker);  previously, Chief Executive
                                                 Officer   (1995-1999)   of  Armstrong
                                                 Holdings     Corporation     (private
                                                 investment   and  corporate   finance
                                                 advisory firm);
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
                                                     Interested Trustees*
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
David V. Shields, 62**       Trustee     Since  Director   (since  1983)  of  Capital        2
Shields & Company                        12/94  Management Associates,  Inc. (Advisor                             None
140 Broadway Street                             to the Fund);  President and Managing
44th Floor                                      Director  (since  1982) of  Shields &
New York, NY  10005                             Company       (broker/dealer      and
                                                distributor to the Fund)
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
Joseph V. Shields, Jr., 64** Chairman,   Since  Chairman and Chief Executive  Officer        2        Chairman    of    Board   of
Shields & Company            and         12/94  (since  1982) of  Capital  Management                 Trustees  -  BBH  Trust  for
140 Broadway Street          Trustee            Associates,   Inc.  (Advisor  to  the                 the 12  series  of the trust
44th Floor                                      Fund);    Chairman    and    Managing                 (registered       investment
New York, NY  10005                             Director  (since  1982) of  Shields &                 companies);  Director (since
                                                Company  (broker/dealer  and                          1989)       of       Flowers
                                                distributor to the Fund)                              Industries,    Inc.    (food
                                                                                                      company);  Vice  Chairman of
                                                                                                      Board  of  Trustees   (since
                                                                                                      1995)  of  New  York  Racing
                                                                                                      Association, Inc.
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
*  Basis of  Interestedness.  David V.  Shields and Joseph V.  Shields,  Jr. are
   Interested Trustees because they are officers and principal owners of Capital
   Management  Associates,  Inc., the Fund's investment  advisor,  and Shields &
   Company, the Fund's distributor.
** David V. Shields and Joseph V. Shields, Jr. are brothers.
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Officers
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
Joseph A. Zock, 49           President   Since  President  (since  1982)  of  Capital       n/a                   n/a
Capital Management                       11/00  Management Associates,  Inc. (Advisor
Associates, Inc.                                to  the  Fund);   Vice  President  of
140 Broadway Street                             Shields & Company  (broker/dealer and
44th Floor                                      distributor to the Fund)
New York, NY  10005


                                      5

---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
Sarah M. Hunt, 34            Vice        Since  Vice   President   (since   1997)  of       n/a                   n/a
Capital Management           President   11/00  Capital Management  Associates,  Inc.
Associates, Inc.                                (Advisor to the Fund)
140 Broadway Street
44th Floor
New York, NY  10005
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
C. Frank Watson, III, 31     Secretary   Since  President    and   Chief    Operating       n/a                   n/a
                                         5/96   Officer    (since    1999)   of   The
                                                Nottingham  Company
                                                (Administrator    to    the    Fund);
                                                previously,  Chief Operating  Officer
                                                of The Nottingham Company
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
Julian G. Winters, 33        Treasurer   Since  Vice      President-Compliance              n/a                   n/a
                                         4/98   Administration  (since  1998)  of The
                                                Nottingham   Company
                                                (Administrator    to    the    Fund);
                                                previously,  Fund  Accountant  of The
                                                Nottingham Company
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------

Trustee Standing Committee. The Trustees have established the following standing committee:

         Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met once during the Fund's last fiscal year.

Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2001 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and
E = over $100,000.

------------------------- ------------------------------------- -----------------------------------
                                                                 Aggregate Dollar Range of Equity
                                                                   Securities in All Registered
                                                                  Investment Companies Overseen
                                                                     By Trustee in Family of
    Name of Trustee        Dollar Range of Equity Securities          Investment Companies*
                                      in the Fund
------------------------- ------------------------------------- -----------------------------------
                                    Independent Trustees
------------------------- ------------------------------------- -----------------------------------
Lucius E. Burch, III                       A                                    A
------------------------- ------------------------------------- -----------------------------------
George S. Reichenbach                      A                                    A
------------------------- ------------------------------------- -----------------------------------
Anthony J. Walton                          C                                    C
------------------------- ------------------------------------- -----------------------------------
                                    Interested Trustees
------------------------- ------------------------------------- -----------------------------------
David V. Shields                           A                                    A
------------------------- ------------------------------------- -----------------------------------
Joseph V. Shields, Jr.                     A                                    A
------------------------- ------------------------------------- -----------------------------------

* Family of Investment Companies includes both the Fund and the Capital Management Mid-Cap Fund.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2001, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, distributor, or any entity controlling, controlled by, or under common control with the Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the Investment Advisory Agreement ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund Counsel.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating, (iii) the investment performance of the Fund; (iii) overall expenses of the Fund including the Expense Limitation Agreement between the Trust on behalf of the Fund and the Advisor; (iv) the financial condition of the Advisor; (v) the Advisor's investment strategy for the Fund, and (vi) future marketing plans to increase the asset level of the Fund.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. Trustees and officers of the Trust who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees will receive $2,000 each year plus $250 per fund per meeting attended in person and $100 per fund per meeting attended by telephone. The Trust will also reimburse each Trustee for his or her travel and other expenses relating to attendance at such meetings. The table below reflects the amount of compensation received by each Trustee for the fiscal year ended November 30, 2001.*

------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
                                Aggregate            Pension or Retirement    Estimated Annual       Total Compensation From
                                Compensation         Benefits Accrued As      Benefits Upon          The Fund and Trust Paid
Name of Trustee                 From the Fund        Part of Fund Expenses    Retirement             to Trustees*
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
                                                   Independent Trustees
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Lucius E. Burch, III            $1,300               None                     None                   $2,600
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
George S. Reichenbach           $1,550               None                     None                   $3,100
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Anthony J. Walton               $1,550               None                     None                   $3,100
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
                                                     Interested Trustees
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
David V. Shields                None                 None                     None                   None
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Joseph V. Shields, Jr.          None                 None                     None                   None
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------

*Each Trustee serves as Trustee for the Fund and the Capital Management Mid-Cap Fund (another series of the Trust).

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of March 22, 2002, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) 38.678% of the then outstanding shares of the Institutional Class shares of the Fund and 0.295% of the then outstanding shares of the Investor Class shares of the Fund. Certain Trustees and officers of the Trust indirectly own shares of the Fund through the Advisor and Shields Capital Corporation Profit Sharing Plan and Trust, as indicated below. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any Class of the Fund as of March 22, 2002.

                              Institutional Shares
                              --------------------

     Name and Address of             Amount and Nature of
     Beneficial Owner                Beneficial Ownership                Percent
     ----------------                --------------------                -------

     DB Alex Brown, Inc.              161,369.109 shares                32.343%*
     FBO 873-20604-16
     Post Office Box 1346
     Baltimore, Maryland  21203

     DB Alex Brown, Inc.               70,495.792 shares                 14.130%
     FBO 876-02075-17
     Post Office Box 1346
     Baltimore, Maryland  21203

     DB Alex Brown, Inc.               38,958.923 shares                  7.809%
     FBO 874-21261-16
     Post Office Box 1346
     Baltimore, Maryland  21203

     DB Alex Brown, Inc.               38,958.923 shares                  7.809%
     FBO 874-21262-15
     Post Office Box 1346
     Baltimore, Maryland  21203

     DB Alex Brown, Inc.               31,699.930 shares                  6.354%
     FBO 876-01389-10
     Post Office Box 1346
     Baltimore, Maryland  21203

     DB Alex Brown, Inc.               28,958.699 shares                  5.804%
     FBO 876-01128-16
     Post Office Box 1346
     Baltimore, Maryland  21203

     DB Alex Brown, Inc.               25,290.071 shares                  5.069%
     FBO 876-01369-14
     Post Office Box 1346
     Baltimore, Maryland  21203


                                 Investor Shares
                                 ---------------

     Name and Address of                  Amount and Nature of
     Beneficial Owner                     Beneficial Ownership           Percent
     ----------------                     --------------------           -------

     DB Alex Brown, Inc.                   3,702.542 shares              8.563%
     FBO 873-20000-16
     Post Office Box 1346
     Baltimore, Maryland  21203

     DB Alex Brown, Inc.                   2,596.415 shares              6.005%
     FBO 875-00608-19
     Post Office Box 1346
     Baltimore, Maryland  21203

     Lori Cook-Lovesky                     2,483.089 shares              5.743%
     2450 Desoto Road
     Sarasota, Florida  34234

     * Pursuant to applicable SEC regulations, this shareholder is deemed to control the class of the Fund. Such shares are held by Shields Capital Corporation Profit Sharing Plan and Trust, a New York registered trust.

INVESTMENT ADVISOR. Information about the Advisor, Capital Management Associates, Inc., 140 Broadway, New York, New York 10005 and its duties and compensation as Advisor is contained in the Prospectus for each class of shares of the Fund. The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement ("Advisory Agreement"). The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages each Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio manager for the Fund is Joseph A. Zock and he is assisted by a Portfolio Management Team comprised of himself and five full-time analysts. Mr. Zock is also a principal shareholder of the Advisor along with J.V. Shields, Jr. and David V. Shields, both Interested Trustees of the Trust. The officers and directors of the Advisor control the Advisor. Affiliates of the Advisor also control the fund's distributor.

The Trust, the Advisor, and the Fund's distributor each have adopted a code of ethics that permits its personnel, subject to such respective code of ethics, to invest in securities, including securities that may be purchased or held by the Fund. The Advisor's code of ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Advisor. In that regard, the portfolio manager and other investment personnel of the Advisor must report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics. The portfolio manager and other investment personnel who comply with the code of ethics' procedures may be permitted to purchase, sell or hold securities which may also be or are held in fund(s) they manage or for which they otherwise provide investment advice.

As compensation for its services, the Advisor will receive a monthly management fee based on the Fund's daily net assets at an annual rate of 1.00% of the first $100 million of the Fund's net assets, 0.90% of the next $150 million, 0.85% of the next $250 million and 0.80% of all assets over $500 million. The Advisor has voluntarily waived all or substantially all of its fee and reimbursed a portion of the Fund's operating expenses for the fiscal years ended November 30, 2001, 2000, and 1999. The total advisor fees waived amounted to $83,542, $22,124 (the Advisor received $116 of its fee), and $67,423, respectively, and expenses reimbursed amounted to $28,859, $6,228, and $21,045, respectively.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

ADMINISTRATOR. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation, whose address is 116 South Franklin Street, Post Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a fund administration fee at the following annual rates: on the first $50 million of the Fund's net assets, 0.125%; on the next $50 million, 0.100%; on all assets over $100 million, 0.075%; with a minimum fee of $2,000 per month. In addition, the Administrator currently receives a monthly fund accounting fee of $2,250 for the first class of the Fund and $750 for each additional class of the Fund plus an annual asset based fee of 1 basis point for fund accounting and recordkeeping services. For the fiscal year ended November 30, 1999, the Administrator received $48,161 in such fees. For the fiscal year ended November 30, 2000, the Administrator received $47,999 in such fees. For the fiscal year ended November 30, 2001, the Administrator received $60,838 in such fees. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum annual fee of $4,800 plus transaction fees. The Administrator also charges the Trust for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

The Administrator performs the following services for the Fund: (1) procures on behalf of, and coordinates with the custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assists the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assists in the preparation of, and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the Fund's custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

TRANSFER AGENT. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year plus $500 for each additional class of shares, subject to a minimum fee of $1,500 per month. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

DISTRIBUTOR. Shields & Company ("Distributor"), 140 Broadway, New York, New York 10005, is the principal underwriter and distributor of Fund shares pursuant to a Distribution Agreement with the Trust. The Distributor, which is affiliated with the Advisor, serves as exclusive agent for the distribution of the shares of the Fund. The Distributor may sell such shares to or through qualified securities dealers or others. The Distributor receives commissions consisting of that portion of the sales charge for Investor Shares remaining after the discounts that it allows to dealers. For the fiscal years ended November 30, 2001, 2000, and 1999, the aggregate dollar amount of sales charges paid on the sale of Investor Shares was $2,477, $703, and $2,519, respectively, of which the Distributor retained $164, $47, and $168, respectively, after reallowances to broker-dealers and sales representatives.

J.V. Shields, Jr. and David V. Shields, affiliated persons of the Fund, are also affiliated persons of the Advisor and the Distributor.

The Fund has adopted an Amended and Restated Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Investor Shares (see "Your Investment in the Fund - Distribution of the Fund's Shares" in the Prospectus for the Investor Shares). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) has been approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement.

Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plan must be considered by the Trustees annually.

Under the Plan, the Fund may expend up to 0.75% of the Investor Shares' average daily net assets annually to finance any activity primarily intended to result in the sale of Investor Shares and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. Such expenditures, paid as service fees to any person who sells Investor Shares, may not exceed 0.25% of the Investor Shares' average annual net asset value. For the fiscal year ended November 30, 2001, the Fund incurred distribution and service fees under the Plan in the amount of $5,924. This amount was substantially paid to sales personnel for selling Fund shares and servicing shareholder accounts, with a small amount paid for marketing expenses.

CUSTODIAN. First Union National Bank ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

INDEPENDENT AUDITORS. The Trustees have selected the firm of Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222, to serve as independent auditors for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal and state tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent auditors audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual unaudited reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL.  Parker,  Poe,   Adams  &  Bernstein  L.L.P.,  Charlotte,   North
Carolina, serves as legal counsel to the Trust and the Fund.

CODES OF ETHICS. The Trust, the Advisor, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the fund of the Trust (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each class of shares of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The Fund computes the "average annual total return" of each Class of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)n = ERV

       Where:    T =       average annual total return.
                 ERV =     ending  redeemable  value  at the  end of the  period
                           covered by the  computation of a hypothetical  $1,000
                           payment made at the beginning of the period.
                 P =       hypothetical   initial  payment of  $1,000 from which
                           the maximum sales load is deducted.
                 n =       period  covered  by  the  computation,  expressed  in
                           terms of years.


The Fund may also compute the cumulative total return of each class of shares of the Fund, which is calculated in a similar manner, except that the results are not annualized. The Fund may also compute average annual total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the US securities markets. The Fund may also measure its performance against the Lipper Growth Fund Index, which ranks the performance of mutual funds that have an objective of growth of capital. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may compare its performance to other reports of the performance of managed accounts of the Advisor, such as the Capital Management Small-Cap Fund, another series of the Trust. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The average annual total returns before taxes for the Institutional Shares of the Fund for the fiscal year ended November 30, 2001, the five year period ended November 30, 2001, and the period from the commencement of operations of the Institutional Shares of the Fund (January 27, 1995) through November 30, 2001, were (0.41)%, 9.69%, and 13.19%, respectively. The cumulative total return before taxes for the Institutional Shares of the Fund since inception through November 30, 2001 was 133.49%. The average annual total returns after taxes on distributions for the Institutional Shares of the Fund for the fiscal year ended November 30, 2001, the five year period ended November 30, 2001, and the period from the commencement of operations of the Institutional Shares through November 30, 2001, were (3.55)%, 7.24%, and 11.02%, respectively. The cumulative total return after taxes on distributions for the Institutional Shares of the Fund since inception through November 30, 2001 was 104.54%. The average annual total returns after taxes on distributions and sale of shares for the Institutional Shares of the Fund for the fiscal year ended November 30, 2001, the five year period ended November 30, 2001, and the period from the commencement of operations of the Institutional Shares through November 30, 2001, were 2.95%, 7.16%, and 10.30%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Institutional Shares of the Fund since inception through November 30, 2001 was 95.69%.

The average annual total returns before taxes for the Investor Shares of the Fund for the fiscal year ended November 30, 2001, the five year period ended November 30, 2001, and the period from the commencement of operations of the Investor Shares of the Fund (April 7, 1995) through November 30, 2001, were
(4.14)%, 8.25%, and 10.64%, respectively. The cumulative total return before taxes for the Investor Shares of the Fund since commencement of operations through November 30, 2001, was 95.96%. These quotations assume the maximum 3% sales load was deducted from the initial investment. Without reflecting the effects of the maximum 3% sales load, the average annual total returns before taxes for the Investor Shares for the fiscal year ended November 30, 2001, the five year period ended November 30, 2001, and the period since commencement of operations through November 30, 2001, were (1.18)%, 8.91%, and 11.15%, respectively. The cumulative total return before taxes for the Investor Shares of the Fund since commencement of operations to November 30, 2001, without deducting the maximum 3% sales load, was 102.02%.

The average annual total returns after taxes on distributions for the Investor Shares of the Fund for the fiscal year ended November 30, 2001, the five year period ended November 30, 2001, and the period from the commencement of operations of the Investor Shares of the Fund through November 30, 2001, were (7.09)%, 5.86%, and 8.52%, respectively. The cumulative total return after taxes on distributions for the Investor Shares of the Fund since commencement of operations through November 30, 2001, was 72.29%. These quotations assume the maximum 3% sales load was deducted from the initial investment. Without reflecting the effects of the maximum 3% sales load, the average annual total returns after taxes on distributions for the Investor Shares for the fiscal year ended November 30, 2001, the five year period ended November 30, 2001, and the period since commencement of operations through November 30, 2001, were (4.21)%, 6.51%, and 9.02%, respectively. The cumulative total return after taxes on distributions for the Investor Shares of the Fund since commencement of operations to November 30, 2001, without deducting the maximum 3% sales load, was 77.62%.

The average annual total returns after taxes on distributions and sale of shares for the Investor Shares of the Fund for the fiscal year ended November 30, 2001, the five year period ended November 30, 2001, and the period from the commencement of operations of the Investor Shares of the Fund through November 30, 2001, were (0.48)%, 5.95%, and 8.06%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Investor Shares of the Fund since commencement of operations through November 30, 2001, was 72.29%. These quotations assume the maximum 3% sales load was deducted from the initial investment. Without reflecting the effects of the maximum 3% sales load, the average annual total returns after taxes on distributions and sale of shares for the Investor Shares for the fiscal year ended November 30, 2001, the five year period ended November 30, 2001, and the period since commencement of operations through November 30, 2001, were 2.60%, 6.60%, and 8.56%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Investor Shares of the Fund since commencement of operations to November 30, 2001, without deducting the maximum 3% sales load, was 77.62%.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time, the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

From time to time, the Fund may include in advertisements and other communications information on the value of investing in mid-cap stocks, including without limitation their performance over time, their characteristics, and the case for mid-cap stock investing.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives. The decrease in the Fund's portfolio turnover rate from the fiscal year ended November 30, 2000 to the fiscal year ended November 30, 2001 was due to decreased portfolio trading by the Fund primarily due to market conditions during the fiscal year ended November 30, 2001.

Purchases of money market instruments by the Fund are made from dealers, underwriters, and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries; general summaries of groups of stocks or bonds and their comparative earnings and yields; or broad overviews of the stock, bond, and government securities markets; and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions affected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (including the Distributor, an affiliate of the Advisor) if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in, or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended November 30, 2001, 2000, and 1999, the Fund paid brokerage commissions of $23,449, $31,510, and $29,212, respectively, all of which were paid during such years to the Distributor. For the fiscal years ended November 30, 2001, 2000, and 1999, transactions in which the Fund used the Distributor as broker involved 100% of the aggregate dollar amount of transactions involving the payment of commissions and 100% of the aggregate brokerage commissions paid by the Fund.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more for Investor Shares and $250,000 or more for Institutional Shares may establish a systematic withdrawal plan ("Systematic Withdrawal Plan"). A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Your Investment In The Fund - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-888-626-3863 or by writing to:

                         Capital Management Mid-Cap Fund
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

PURCHASES IN KIND. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Your Investment In the Fund - Determining The Fund's Net Asset Value" in the Prospectus.

REDEMPTIONS IN KIND. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown above. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Your Investment In the Fund - Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                               PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received in good form, plus a sales charge for the Investor Shares as more fully described in the Prospectus for Investor Shares. The basis for determining the sales charge applicable to a purchase of Investor Shares and how the sales charge is distributed between the Distributor and other dealers is described in the Prospectus for the Investor Shares under "Your Investment In the Fund - Purchasing Shares."

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUND. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders. In keeping with this purpose, a reduced minimum initial investment of $1,000 applies to Trustees, officers, and employees of the Fund; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. To encourage investment in the Fund, the Fund may also sell shares at net asset value without a sales charge to such persons. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

DEALERS. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.


REDUCED SALES CHARGES

      Concurrent Purchases. For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and one or more future series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in one of the future series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $250,000, and purchase Investor Shares in the Fund at the total public offering price of $250,000, the sales charge would be that applicable to a $500,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

      Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase Investor Shares at the public offering price applicable to the total of (a) the total public offering price of the Investor Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

      Letters of Intent. Investors may qualify for a lower sales charge for Investor Shares by executing a letter of intent. A letter of intent allows an investor to purchase Investor Shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying this Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

      Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of Investor Shares in Investor Shares or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge, within 90 days after the redemption. If the other Class or Fund charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the Class or Fund to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

      Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

EXCHANGE FEATURE. Investors may exchange shares of the Fund for shares of any other comparable series of the Trust. Shares of the Fund may be exchanged at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid in connection with the shares being exchanged. For example, if a 2% sales charge was paid on shares that are exchanged into a series with a 3% sales charge, there would be an additional sales charge of 1% on the exchange. Exchanges may only be made by investors in states where shares of the other series are qualified for sale. An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Investor Shares may not be exchanged for Institutional Shares.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60 days prior notice. The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days' written notice to the shareholders.

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange ("NYSE") is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

In addition to the situations described in the Prospectus under "Your Investment In The Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.


                                 NET ASSET VALUE

The net asset value per share of each class of shares of the Fund ("Class") normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each Class of Shares of the Fund will not be calculated.

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income; realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments; any funds or payments derived from any reinvestment of such proceeds; and a portion of any general assets of the Trust not belonging to a particular investment fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that Class of shares. Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class, or if the Class receives services of a different kind or to a different degree than other Classes, and the Trustees approve such allocation. Subject to the provisions of the Trust's Amended and Restated Declaration of Trust ("Declaration of Trust"), determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

                           ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended ("Code"). The Fund intends to qualify and to remain qualified as a regulated investment company. To so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends; interest; payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies; and other income derived with respect to the Fund's business of investing in such stock, securities, or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities (other than government securities) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The Fund will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded to regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 30% for 2002) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty or the non-U.S.
shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a U.S. trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a U.S. permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund is considered a personal holding company as defined under section 542 of the Code because 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provision of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.


                            CAPITAL SHARES AND VOTING

The Declaration of Trust authorizes the issuance of shares in two or more series. Currently, the Trust consists of two series: the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund. Each series of shares is divided into two Classes ("Institutional Shares" and "Investor Shares") as described in the Prospectuses. Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The rights of shareholders may not be modified by less than a majority vote. The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders. Shareholders holding not less than 10% of the shares then outstanding may require the Trustees to call a meeting, and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.


                              FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended November 30, 2001, including the financial highlights appearing in the Fund's Annual Report to Shareholders, are incorporated by reference and made a part of this document.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Fund believes that the quality of fixed-income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R)Ratings Services. The following summarizes the highest four ratings used by Standard & Poor' Ratings Services ("S&P"), a division of the McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

       AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

       A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

       BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper medium grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Debt that is rated Baa is considered a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds that are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the security over any long period for time may be small. Bonds that are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

       MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds rated BBB have below-average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative". The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the two highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                           Institutional Class Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2001






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway Street, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

                         CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED

                       140 Broadway   New York, N.Y. 10005



INVESTMENT ADVISORS                                         Tel:  (212) 320-2000
                                                            Fax:  (212) 320-2040


                                                     January 2, 2002

Dear Fellow Shareholders,

         In future years, historians will inevitably associate the year 2001 with the shocking terrorist attack at the World Trade Center. The world watched in disbelief as our country suffered civilian losses at home. The attack dominated the news for months and overshadowed the continued decline of equity markets in the United States.
         However, this past year also contained significant political and financial uncertainty well before September 11th. We began the year by inaugurating a President who was forced to endure an acrimonious ballot recount and a seemingly endless series of dramatic, high level legal battles before his election was officially certified. In addition, the legislative branch of our government went to work this year in a 50/50 power stalemate because the Senate witnessed the rare, post election defection of a Senator from the Republican Party to the Independent Party giving control of the Senate to the Democratic Party. This combination of events left the country hoping that bipartisanism would not deteriorate into legislative "gridlock".
         Meanwhile, the U.S. economy was slowly sliding into a unique type of recession. It was statistically clear that the industrial manufacturing component of our economy was mired in a prolonged downturn as companies suffered from global competition and over-capacity at home. In contrast, consumers continued to spend money on houses and automobiles at a steady pace. Then the inevitable "old economy" response to declining profitability took place and companies began to cut costs by reducing payrolls. The miracle of the 1990's; low inflation, full employment and a booming growth rate, was proving to be short lived. Too many newly formed companies were running out of cash as investors waited for a return on their investment.
         The Federal Reserve seemed to recognize this potential problem in early January when it aggressively cut interest rates in attempt to prevent a deep recession. What resulted was a yearlong race between falling interest rates and the unemployment line. No matter what ailed the economy, (high energy costs, rising unemployment, the death of e-companies) the remedy offered was the same: interest rate reductions.
         However, many well-known economists were already pointing to the disturbing Japanese experience where reducing interest rates to "zero percent" failed to stimulate their stagnant economy. The Federal Reserve continued to cut rates throughout the year while consumers kept spending. Many Americans took advantage of these lower rates and refinanced their mortgage or paid down credit card obligations, which helped to increase liquidity in the system. In fact, late in the summer it appeared the U.S. economy was on the verge of a modest recovery.

                                                   Capital Management Associates

         Of course, the September 11th attack changed the domestic and international economic forecast within minutes. Financial markets around the world tumbled as dire forecasts made headline news. One news organization after another focused on terrorism, Anthrax and demoralizing economic statistics creating further uncertainty in the financial markets. Airlines and travel related businesses logically suffered the most immediate losses but the real danger was that the American consumer would stop all discretionary spending for an indefinite period of time.
         In response, President Bush immediately asked Congress for substantial financial aid for individual industries as well as disaster relief for those affected directly by the attack. At the same time, the Federal Reserve began to furiously pump money into our financial system to reduce pressure on financial institutions across the country. We believe that this combination of focused Government spending, increased liquidity and still lower interest rates will eventually fuel the recovery that has proven to be so elusive.

Recent Market Strategy
----------------------

         After considering these facts, all portfolios under the supervision of Capital Management Associates (CMA) were consistently positioned defensively during 2001. In addition, the majority of our investments were focused on stable, well-managed companies that enjoyed a dominant role in their particular industry. We focused on industries that supplied necessary goods and services to the public such as food, utilities and energy companies. Diversification across various sectors also helped CMA provide the portfolio stability that investors desire during periods of economic uncertainty and market volatility.

Current Economic Outlook
------------------------

         As we begin 2002 a variety of encouraging signs point to an economic recovery during the second or third quarter of the year. First and foremost, the job market appears to be stabilizing. Recently released unemployment numbers convincingly indicate that the worst of the layoffs are over by now which surprised many economic forecasters. A healthy job market increases the likelihood that consumers will continue spending on goods and services. But we do not expect employment to regain the robust strength of the late 1990's until the U.S. economy returns to at least a 3-4% growth rate.
         Low interest rates should continue to provide the second strong positive for the economy as long as the Federal Reserve remains committed to the prevention of a steep recession. Mortgage rates of less than 7% should enable millions of Americans to qualify for home loans and automobile financing. Low rates may also enable those families struggling with installment debt to restructure payments and regain financial health. Once again, we expect these positives to work their way through the system and prove a significant boost to consumer sentiment.

                                                   Capital Management Associates

         This recovery, however could face several serious problems that must be resolved. First, the manufacturing segment of the U.S. economy still suffers from excess over-capacity as companies incorporate productivity enhancing equipment and other new technologies. Second, American companies must strive to become the "low cost producer" of high quality products in a highly competitive global economy. Third, government policy must reflect a rational economic goal instead of the blatant politicization of every issue.

Current Portfolio Strategy
--------------------------

         At this time, CMA continues to position portfolios in a relatively conservative manner. We enter the new year with a cash reserve of 7% and a list of stocks that we will seek to purchase at lower prices. We remain invested in value stocks that we believe will preserve capital during any market reversal and we will move into more aggressive investments as an economic recovery becomes more evident.


                                               Joseph A. Zock
                                               President
                                               Capital Management Associates


--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                         CAPITAL MANAGEMENT MID-CAP FUND
                           INSTITUTIONAL CLASS SHARES

                    Performance Update - $250,000 Investment

        For the period from January 27, 1995 (Commencement of Operations)
                              to November 30, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
                Capital Management
                Mid-Cap Fund -                S&P 400           Russell 2500
                Institutional Shares          Mid-Cap Index     Index
--------------------------------------------------------------------------------
01/27/95            $250,000                   $250,000           $250,000
05/31/95             280,704                    278,878            279,504
11/30/95             307,511                    323,827            324,294
05/31/96             338,926                    357,925            375,203
11/30/96             367,685                    384,443            387,294
05/31/97             414,220                    423,012            419,630
11/30/97             492,411                    489,952            479,159
05/31/98             511,976                    549,380            515,243
11/30/98             438,528                    540,789            462,105
05/31/99             509,967                    614,836            516,569
11/30/99             519,246                    656,353            548,886
05/31/00             624,260                    746,772            603,447
11/30/00             586,193                    759,014            584,093
 5/31/01             620,730                    828,395            649,567
11/30/01             583,765                    772,367            608,057


This graph depicts the performance of the Capital Management Mid-Cap Fund's (the "Fund") Institutional Class Shares versus the Russell 2500 Index and the S&P 400 Mid-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

          --------------- --------------- ----------------------------
                                              Since Commencement
             One Year       Five Years      of Operations (1/27/95)
          --------------- --------------- ----------------------------
             (0.41) %         9.69 %                13.19 %
          --------------- --------------- ----------------------------


>>   The graph  assumes an initial  $250,000  investment  at  January  27,  1995
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At November 30, 2001, the value of the Fund's Institutional Class Shares would have increased to $583,765 - a cumulative total investment return of 133.51% since January 27, 1995.

>> At November 30, 2001, the value of a similar investment in the Russell 2500 Index would have increased to $608,057 - a cumulative total investment return of 143.22% since January 27, 1995; while the value of a similar investment in the S&P 400 Mid-Cap Index would have grown to $772,367 - a cumulative total investment return of 208.95% since January 27, 1995.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.75%

      Aerospace & Defense - 3.05%
           Parker-Hannifin Corporation .............................................                   6,000              $  246,300
                                                                                                                          ----------

      Apparel Manufacturing - 3.32%
        (a)Tommy Hilfiger Corporation ..............................................                  20,000                 268,000
                                                                                                                          ----------

      Commercial Services - 3.37%
        (a)Cendant Corporation .....................................................                  16,000                 272,000
                                                                                                                          ----------

      Cosmetics & Personal - 4.12%
           The Dial Corporation ....................................................                  19,000                 332,690
                                                                                                                          ----------

      Electrical Equipment - 2.79%
           TXU Corporation .........................................................                   5,000                 225,500
                                                                                                                          ----------

      Electronics - Components - 5.52%
        (a)KLA-Tencor Corporation ..................................................                   4,500                 226,035
        (a)Waters Corporation ......................................................                   6,000                 219,300
                                                                                                                          ----------
                                                                                                                             445,335
                                                                                                                          ----------
      Financials - Banks, Commercial - 6.04%
           Compass Bancshares, Inc. ................................................                  10,000                 270,300
           Zions Bancorporation ....................................................                   4,500                 217,260
                                                                                                                          ----------
                                                                                                                             487,560
                                                                                                                          ----------
      Financial - Savings / Loans / Thrift - 4.43%
        (a)AmeriCredit Corporation .................................................                  15,500                 358,050
                                                                                                                          ----------

      Food - Processing - 11.26%
           ConAgra Foods, Inc. .....................................................                   2,000                  45,940
        (a)Flowers Foods, Inc. .....................................................                   7,500                 313,950
           McCormick & Company, Incorporated .......................................                   6,000                 258,180
           Sara Lee Corporation ....................................................                  13,300                 291,004
                                                                                                                          ----------
                                                                                                                             909,074
                                                                                                                          ----------
      Forest Products & Paper - 4.43%
           Bowater Incorporated ....................................................                   2,600                 125,034
           Weyerhaeuser Company ....................................................                   4,400                 232,540
                                                                                                                          ----------
                                                                                                                             357,574
                                                                                                                          ----------
      Insurance - Multiline - 3.31%
           RenaissanceRe Holdings Ltd. .............................................                   2,700                 266,922
                                                                                                                          ----------

      Machine - Diversified - 2.97%
           Deere & Company .........................................................                   6,000                 239,940
                                                                                                                          ----------

      Medical Supplies - 3.11%
           Beckman Coulter, Inc. ...................................................                   6,000                 251,400
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Equipment & Services - 5.77%
           Apache Corporation ........................................................                  5,300             $  243,747
           Phillips Petroleum Company ................................................                  4,000                222,520
                                                                                                                          ----------
                                                                                                                             466,267
                                                                                                                          ----------
      Oil & Gas - International - 2.65%
           Unocal Corporation ........................................................                  6,500                213,785
                                                                                                                          ----------

      Power Producers - 7.58%
           IDACORP, Inc. .............................................................                  5,000                186,600
           SCANA Corporation .........................................................                  8,300                224,266
           Sempra Energy .............................................................                  8,774                201,451
                                                                                                                          ----------
                                                                                                                             612,317
                                                                                                                          ----------
      Restaurants & Food - 3.12%
        (a)Brinker International, Inc. ...............................................                  9,000                251,910
                                                                                                                          ----------

      Retail - Department Stores- 4.53%
           J.C. Penney Company, Inc. .................................................                  9,500                240,730
           The May Department Stores Company .........................................                  3,500                125,440
                                                                                                                          ----------
                                                                                                                             366,170
                                                                                                                          ----------
      Retail - Food - 3.74%
           Albertson's, Inc. .........................................................                  9,000                302,040
                                                                                                                          ----------

      Retail - Specialty - 3.16%
        (a)Office Depot, Inc. ........................................................                 15,800                255,170
                                                                                                                          ----------

      Transportation - Air - 5.48%
           SkyWest, Inc. .............................................................                  8,900                207,459
           Southwest Airlines Company ................................................                 12,525                234,843
                                                                                                                          ----------
                                                                                                                             442,302
                                                                                                                          ----------

           Total Common Stocks (Cost $6,498,622) ............................................................              7,570,306
                                                                                                                          ----------

INVESTMENT COMPANIES - 6.24%

      Evergreen Money Market Institutional Money .....................................                138,012                138,012
           Market Fund Class Y Shares #218
      Evergreen Money Market Treasury Institutional Money ............................                366,025                366,025
           Market Fund Class I Shares #495                                                                                ----------

           Total Investment Companies (Cost $504,037) .......................................................                504,037
                                                                                                                          ----------





                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2001



Total Value of Investments (Cost $7,002,659 (b)) .....................................                  99.99%            $8,074,343
Other Assets Less Liabilities ........................................................                   0.01%                   939
                                                                                                       ------             ----------
      Net Assets .....................................................................                 100.00%            $8,075,282
                                                                                                       ======             ==========


      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..........................................................................            $1,285,467
           Unrealized depreciation ..........................................................................              (213,784)
                                                                                                                         ----------

                      Net unrealized appreciation ...........................................................            $1,071,684
                                                                                                                         ==========

































See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2001


ASSETS
      Investments, at value (cost $7,002,659) ..........................................................                $ 8,074,343
      Cash .............................................................................................                        463
      Income receivable ................................................................................                      8,557
      Receivable for investments sold ..................................................................                     13,560
      Due from advisor (note 2) ........................................................................                      5,450
      Other asset ......................................................................................                      3,014
                                                                                                                        -----------

           Total assets ................................................................................                  8,105,387
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     30,105
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 8,075,282
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 7,636,128
      Accumulated net realized loss on investments .....................................................                   (623,278)
      Distribution in excess of net realized gains .....................................................                     (9,252)
      Net unrealized appreciation on investments .......................................................                  1,071,684
                                                                                                                        -----------
                                                                                                                        $ 8,075,282
                                                                                                                        ===========
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($7,358,919 / 497,065 shares) ...............................................................                $     14.80
                                                                                                                        ===========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($716,363 / 50,231 shares) ..................................................................                $     14.26
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $14.26) ............................................                $     14.70
                                                                                                                        ===========



















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2001


NET INVESTMENT INCOME

      Income
           Dividends .......................................................................................              $ 148,624
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 83,542
           Fund administration fees (note 2) ...............................................................                 10,443
           Distribution and service fees - Investor Class Shares (note 3) ..................................                  5,924
           Custody fees ....................................................................................                  4,478
           Registration and filing administration fees (note 2) ............................................                  4,873
           Fund accounting fees (note 2) ...................................................................                 36,835
           Audit fees ......................................................................................                 13,768
           Legal fees ......................................................................................                 18,808
           Securities pricing fees .........................................................................                  2,909
           Shareholder recordkeeping fees ..................................................................                 24,000
           Other accounting fees (note 2) ..................................................................                 13,560
           Shareholder servicing expenses ..................................................................                  4,200
           Registration and filing expenses ................................................................                  2,613
           Printing expenses ...............................................................................                  5,001
           Trustee fees and meeting expenses ...............................................................                  8,202
           Other operating expenses ........................................................................                  4,500
                                                                                                                          ---------

               Total expenses ..............................................................................                243,656
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ........................................................                (28,859)
                    Investment advisory fees waived (note 2) ...............................................                (83,542)
                                                                                                                          ---------

               Net expenses ................................................................................                131,255
                                                                                                                          ---------

                    Net investment income ..................................................................                 17,369
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .......................................................               (309,292)
      Increase in unrealized appreciation on investments ...................................................                256,993
                                                                                                                          ---------

           Net realized and unrealized loss on investments .................................................                (52,299)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ........................................              $ (34,930)
                                                                                                                          =========







See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Year ended        Year ended
                                                                                                      November 30,      November 30,
                                                                                                          2001              2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS
     Operations
         Net investment income ..........................................................              $   17,369        $   34,682
         Net realized (loss) gain from investment transactions ..........................                (309,292)        1,005,091
         Increase (decrease) in unrealized appreciation on investments ..................                 256,993          (183,661)
                                                                                                       ----------        ----------
              Net (decrease) increase in net assets resulting from operations ...........                 (34,930)          856,112
                                                                                                       ----------        ----------

     Distributions to shareholders
         From net investment income - Institutional Class Shares ........................                 (32,993)          (18,846)
         From net investment income - Investor Class Shares .............................                       0               (60)
         From net realized gain from investment transactions - Institutional Class Shares              (1,195,702)         (433,714)
         From net realized gain from investment transactions - Investor Class Shares ....                (123,375)          (77,460)
         In excess of net realized gains - Institutional Class Shares ...................                 (11,786)                0
         In excess of net realized gains - Investor Class Shares ........................                  (1,236)                0
                                                                                                       ----------        ----------
              Decrease in net assets resulting from distributions .......................              (1,365,092)         (530,080)
                                                                                                       ----------        ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ...........               1,186,902         1,134,231
                                                                                                       ----------        ----------

                     Total (decrease) increase in net assets ............................                (213,120)        1,460,263
NET ASSETS
     Beginning of year ..................................................................               8,288,402         6,828,139
                                                                                                       ----------        ----------

     End of year (including undistributed net inestment .................................              $8,075,282        $8,288,402
                  income of $19,394 in 2000)                                                           ==========        ==========


(a) A summary of capital share activity follows:
                                                                   -----------------------------------------------------------------
                                                                           Year ended                          Year ended
                                                                        November 30, 2001                   November 30, 2000
                                                                     Shares            Value             Shares            Value
                                                                   -----------------------------------------------------------------
---------------------------------------------------------
               INSTITUTIONAL CLASS SHARES
---------------------------------------------------------
Shares sold .............................................               3,824        $   57,971            66,083        $1,167,659
Shares issued for reinvestment of distributions .........              77,300         1,235,206            27,330           452,560
Shares redeemed .........................................             (11,521)         (178,284)          (10,995)         (190,766)
                                                                   ----------        ----------        ----------        ----------
     Net increase .......................................              69,603        $1,114,893            82,418        $1,429,453
                                                                   ==========        ==========        ==========        ==========
---------------------------------------------------------
                 INVESTOR CLASS SHARES
---------------------------------------------------------
Shares sold .............................................               5,264        $   80,107             1,262        $   22,595
Shares issued for reinvestment of distributions .........               8,385           129,886             4,817            77,520
Shares redeemed .........................................              (9,563)         (137,984)          (22,796)         (395,337)
                                                                   ----------        ----------        ----------        ----------
     Net increase (decrease) ............................               4,086        $   72,009           (16,717)       $ (295,222)
                                                                   ==========        ==========        ==========        ==========
---------------------------------------------------------
                     FUND SUMMARY
---------------------------------------------------------
Shares sold .............................................               9,088        $  138,078            67,345        $1,190,254
Shares issued for reinvestment of distributions .........              85,685         1,365,092            32,147           530,080
Shares redeemed .........................................             (21,084)         (316,268)          (33,791)         (586,103)
                                                                   ----------        ----------        ----------        ----------
     Net increase .......................................              73,689        $1,186,902            65,701        $1,134,231
                                                                   ==========        ==========        ==========        ==========


See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                Year ended    Year ended    Year ended    Year ended    Year ended
                                                               November 30,  November 30,  November 30,  November 30,  November 30,
                                                                   2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ..........................   $    17.55    $    16.80    $    14.21    $    18.20    $    13.99

      Income (loss) from investment operations
           Net investment income ............................         0.04          0.09          0.03          0.03          0.01
           Net realized and unrealized gain (loss)
               on investments ...............................         0.09          1.99          2.58         (1.70)         4.60
                                                                ----------    ----------    ----------    ----------    ----------
               Total from investment operations .............         0.13          2.08          2.61         (1.67)         4.61
                                                                ----------    ----------    ----------    ----------    ----------

      Distributions to shareholders from
           Net investment income ............................        (0.07)        (0.05)        (0.02)         0.00         (0.04)
           Distributions in excess of net investment income .         0.00          0.00          0.00          0.00         (0.02)
           Net realized gain from investment transactions ...        (2.81)        (1.28)         0.00         (2.32)        (0.34)
                                                                ----------    ----------    ----------    ----------    ----------
               Total distributions ..........................        (2.88)        (1.33)        (0.02)        (2.32)        (0.40)
                                                                ----------    ----------    ----------    ----------    ----------

Net asset value, end of year ................................   $    14.80    $    17.55    $    16.80    $    14.21    $    18.20
                                                                ==========    ==========    ==========    ==========    ==========

Total return ................................................        (0.41)%       12.89 %       18.41 %      (10.94)%       33.92 %
                                                                ==========    ==========    ==========    ==========    ==========

Ratios/supplemental data
      Net assets, end of year ...............................   $7,358,919    $7,501,967    $5,796,478    $4,929,525    $5,311,416
                                                                ==========    ==========    ==========    ==========    ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ....         2.85 %        1.87 %        2.81 %        2.60 %        2.92 %
           After expense reimbursements and waived fees .....         1.50 %        1.50 %        1.50 %        1.50 %        1.50 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ....        (1.07)%        0.17 %       (1.07)%       (0.93)%       (1.34)%
           After expense reimbursements and waived fees .....         0.28 %        0.54 %        0.24 %        0.17 %        0.08 %

      Portfolio turnover rate ...............................        66.38 %      105.27 %      114.00 %       89.04 %       66.30 %








See accompanying notes to financial statements                                                                           (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                Year ended    Year ended    Year ended    Year ended    Year ended
                                                               November 30,  November 30,  November 30,  November 30,  November 30,
                                                                   2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .........................    $    17.04    $    16.41    $    13.96    $    18.04    $    13.96

      Income (loss) from investment operations
           Net investment loss .............................         (0.07)        (0.04)        (0.11)        (0.09)        (0.05)
           Net realized and unrealized gain (loss)
               on investments ..............................          0.10          1.95          2.56         (1.67)         4.53
                                                                ----------    ----------    ----------    ----------    ----------
               Total from investment operations ............          0.03          1.91          2.45         (1.76)         4.48
                                                                ----------    ----------    ----------    ----------    ----------

      Distributions to shareholders from
           Net investment income ...........................          0.00          0.00          0.00          0.00         (0.03)
           Distributions in excess of net investment income           0.00          0.00          0.00          0.00         (0.03)
           Net realized gain from investment transactions ..         (2.81)        (1.28)         0.00         (2.32)        (0.34)
                                                                ----------    ----------    ----------    ----------    ----------
               Total distributions .........................         (2.81)        (1.28)         0.00         (2.32)        (0.40)
                                                                ----------    ----------    ----------    ----------    ----------

Net asset value, end of year ...............................    $    14.26    $    17.04    $    16.41    $    13.96    $    18.04
                                                                ==========    ==========    ==========    ==========    ==========

Total return (a) ...........................................         (1.18)%       12.17 %       17.55 %      (11.67)%       33.11 %
                                                                ==========    ==========    ==========    ==========    ==========

Ratios/supplemental data
      Net assets, end of year ..............................    $  716,363    $  786,435    $1,031,661    $1,766,893    $1,873,942
                                                                ==========    ==========    ==========    ==========    ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .........    3.60 %        2.63 %        3.56 %        3.35 %        3.71 %
           After expense reimbursements and waived fees ..........    2.25 %        2.25 %        2.25 %        2.25 %        2.25 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .........   (1.81)%       (0.57)%       (1.82)%       (1.67)%       (2.10)%
           After expense reimbursements and waived fees ..........   (0.46)%       (0.19)%       (0.51)%       (0.57)%       (0.63)%

      Portfolio turnover rate ....................................   66.38 %      105.27 %      114.00 %       89.04 %       66.30 %


(a)  Total return does not reflect payment of a sales charge.









See accompanying notes to financial statements


                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, an open-end investment company, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on January 27, 1995. The investment objective of the fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Class Shares and Investor Class Shares. Only Institutional Class Shares were offered by the Fund prior to April 7, 1995.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

         B. FederalIncome Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.


                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001



                  The Fund has capital loss carryforwards for federal income tax purposes of $623,278, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         Capital Management Associates, Inc. currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has reimbursed $28,859 of the operating expenses incurred by the Fund for the year ended November 30, 2001. The Advisor has also voluntarily waived a portion of its fee amounting to $83,542 ($0.15 per share) for the year ended November 30, 2001.

         The Fund's administrator, The Nottingham Management Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2001, the Distributor retained sales charges in the amount of $164.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $5,924 of such expenses for the year ended November 30, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $5,939,044 and $4,972,237, respectively, for the year ended November 30, 2001.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term and short-term capital gain to its shareholders. Of the total $2.81 per share distribution for the year ended November 30, 2001, the entire amount represents long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Mid-Cap Fund as of November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Pittsburgh, Pennsylvania
December 21, 2001

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                              Investor Class Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2001






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway Street, 44th Floor, New York, New York 10005, Phone 1-212-320-3015.

                         CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED

                       140 Broadway   New York, N.Y. 10005



INVESTMENT ADVISORS                                         Tel:  (212) 320-2000
                                                            Fax:  (212) 320-2040


                                                     January 2, 2002

Dear Fellow Shareholders,

         In future years, historians will inevitably associate the year 2001 with the shocking terrorist attack at the World Trade Center. The world watched in disbelief as our country suffered civilian losses at home. The attack dominated the news for months and overshadowed the continued decline of equity markets in the United States.
         However, this past year also contained significant political and financial uncertainty well before September 11th. We began the year by inaugurating a President who was forced to endure an acrimonious ballot recount and a seemingly endless series of dramatic, high level legal battles before his election was officially certified. In addition, the legislative branch of our government went to work this year in a 50/50 power stalemate because the Senate witnessed the rare, post election defection of a Senator from the Republican Party to the Independent Party giving control of the Senate to the Democratic Party. This combination of events left the country hoping that bipartisanism would not deteriorate into legislative "gridlock".
         Meanwhile, the U.S. economy was slowly sliding into a unique type of recession. It was statistically clear that the industrial manufacturing component of our economy was mired in a prolonged downturn as companies suffered from global competition and over-capacity at home. In contrast, consumers continued to spend money on houses and automobiles at a steady pace. Then the inevitable "old economy" response to declining profitability took place and companies began to cut costs by reducing payrolls. The miracle of the 1990's; low inflation, full employment and a booming growth rate, was proving to be short lived. Too many newly formed companies were running out of cash as investors waited for a return on their investment.
         The Federal Reserve seemed to recognize this potential problem in early January when it aggressively cut interest rates in attempt to prevent a deep recession. What resulted was a yearlong race between falling interest rates and the unemployment line. No matter what ailed the economy, (high energy costs, rising unemployment, the death of e-companies) the remedy offered was the same: interest rate reductions.
         However, many well-known economists were already pointing to the disturbing Japanese experience where reducing interest rates to "zero percent" failed to stimulate their stagnant economy. The Federal Reserve continued to cut rates throughout the year while consumers kept spending. Many Americans took advantage of these lower rates and refinanced their mortgage or paid down credit card obligations, which helped to increase liquidity in the system. In fact, late in the summer it appeared the U.S. economy was on the verge of a modest recovery.

                                                   Capital Management Associates

         Of course, the September 11th attack changed the domestic and international economic forecast within minutes. Financial markets around the world tumbled as dire forecasts made headline news. One news organization after another focused on terrorism, Anthrax and demoralizing economic statistics creating further uncertainty in the financial markets. Airlines and travel related businesses logically suffered the most immediate losses but the real danger was that the American consumer would stop all discretionary spending for an indefinite period of time.
         In response, President Bush immediately asked Congress for substantial financial aid for individual industries as well as disaster relief for those affected directly by the attack. At the same time, the Federal Reserve began to furiously pump money into our financial system to reduce pressure on financial institutions across the country. We believe that this combination of focused Government spending, increased liquidity and still lower interest rates will eventually fuel the recovery that has proven to be so elusive.

Recent Market Strategy
----------------------

         After considering these facts, all portfolios under the supervision of Capital Management Associates (CMA) were consistently positioned defensively during 2001. In addition, the majority of our investments were focused on stable, well-managed companies that enjoyed a dominant role in their particular industry. We focused on industries that supplied necessary goods and services to the public such as food, utilities and energy companies. Diversification across various sectors also helped CMA provide the portfolio stability that investors desire during periods of economic uncertainty and market volatility.

Current Economic Outlook
------------------------

         As we begin 2002 a variety of encouraging signs point to an economic recovery during the second or third quarter of the year. First and foremost, the job market appears to be stabilizing. Recently released unemployment numbers convincingly indicate that the worst of the layoffs are over by now which surprised many economic forecasters. A healthy job market increases the likelihood that consumers will continue spending on goods and services. But we do not expect employment to regain the robust strength of the late 1990's until the U.S. economy returns to at least a 3-4% growth rate.
         Low interest rates should continue to provide the second strong positive for the economy as long as the Federal Reserve remains committed to the prevention of a steep recession. Mortgage rates of less than 7% should enable millions of Americans to qualify for home loans and automobile financing. Low rates may also enable those families struggling with installment debt to restructure payments and regain financial health. Once again, we expect these positives to work their way through the system and prove a significant boost to consumer sentiment.

                                                   Capital Management Associates

         This recovery, however could face several serious problems that must be resolved. First, the manufacturing segment of the U.S. economy still suffers from excess over-capacity as companies incorporate productivity enhancing equipment and other new technologies. Second, American companies must strive to become the "low cost producer" of high quality products in a highly competitive global economy. Third, government policy must reflect a rational economic goal instead of the blatant politicization of every issue.

Current Portfolio Strategy
--------------------------

         At this time, CMA continues to position portfolios in a relatively conservative manner. We enter the new year with a cash reserve of 7% and a list of stocks that we will seek to purchase at lower prices. We remain invested in value stocks that we believe will preserve capital during any market reversal and we will move into more aggressive investments as an economic recovery becomes more evident.


                                               Joseph A. Zock
                                               President
                                               Capital Management Associates


--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                         CAPITAL MANAGEMENT MID-CAP FUND
                              INVESTOR CLASS SHARES

                     Performance Update - $10,000 Investment

         For the period from April 7, 1995 (Commencement of Operations)
                              to November 30, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
             Capital Management              S&P 400 Mid-Cap    Russell 2500
             Mid-Cap Fund-Investor Shares    Index              Index
--------------------------------------------------------------------------------
04/07/95          $ 9,700                     $10,000             $10,000
05/31/95            9,825                      10,433              10,350
11/30/95           10,693                      12,115              12,009
05/31/96           11,750                      13,391              13,894
11/30/96           12,790                      14,383              14,342
05/31/97           14,393                      15,826              15,540
11/30/97           17,025                      18,330              17,744
05/31/98           17,634                      20,553              19,080
11/30/98           15,038                      20,232              17,112
05/31/99           17,429                      23,002              19,129
11/30/99           17,677                      24,555              20,326
05/31/00           21,190                      27,938              22,347
11/30/00           19,829                      28,396              21,630
 5/31/01           20,916                      30,992              24,054
11/30/01           19,596                      28,896              22,517


This graph depicts the performance of the Capital Management Mid-Cap Fund's (the "Fund") Investor Class Shares versus the Russell 2500 Index and the S&P 400 Mid-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

------------------------- ----------- ------------- ----------------------------
                                                         Since Commencement
                            One Year    Five Years     of Operations (4/7/95)
------------------------- ----------- ------------- ----------------------------
      No Sales Load         (1.18) %      8.91 %               11.15 %
------------------------- ----------- ------------- ----------------------------
3.00% Maximum Sales Load    (4.14) %      8.25 %               10.64 %
------------------------- ----------- ------------- ----------------------------


>> The graph assumes an initial $10,000 investment ($9,700 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>> At November 30, 2001, the value of the Fund's Investor Class Shares would have increased to $19,596 - a cumulative total investment return of 95.96% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, the value of the Fund's Investor Shares would have increased to $20,202 - a cumulative total investment return of 102.02% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At November 30, 2001, the value of a similar investment in the Russell 2500 Index would have increased to $22,517 - a cumulative total investment return of 125.17% since April 7, 1995; while the value of a similar investment in the S&P 400 Mid-Cap Index would have grown to $28,896 - a cumulative total investment return of 188.96% since April 7, 1995.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.75%

      Aerospace & Defense - 3.05%
           Parker-Hannifin Corporation .............................................                   6,000              $  246,300
                                                                                                                          ----------

      Apparel Manufacturing - 3.32%
        (a)Tommy Hilfiger Corporation ..............................................                  20,000                 268,000
                                                                                                                          ----------

      Commercial Services - 3.37%
        (a)Cendant Corporation .....................................................                  16,000                 272,000
                                                                                                                          ----------

      Cosmetics & Personal - 4.12%
           The Dial Corporation ....................................................                  19,000                 332,690
                                                                                                                          ----------

      Electrical Equipment - 2.79%
           TXU Corporation .........................................................                   5,000                 225,500
                                                                                                                          ----------

      Electronics - Components - 5.52%
        (a)KLA-Tencor Corporation ..................................................                   4,500                 226,035
        (a)Waters Corporation ......................................................                   6,000                 219,300
                                                                                                                          ----------
                                                                                                                             445,335
                                                                                                                          ----------
      Financials - Banks, Commercial - 6.04%
           Compass Bancshares, Inc. ................................................                  10,000                 270,300
           Zions Bancorporation ....................................................                   4,500                 217,260
                                                                                                                          ----------
                                                                                                                             487,560
                                                                                                                          ----------
      Financial - Savings / Loans / Thrift - 4.43%
        (a)AmeriCredit Corporation .................................................                  15,500                 358,050
                                                                                                                          ----------

      Food - Processing - 11.26%
           ConAgra Foods, Inc. .....................................................                   2,000                  45,940
        (a)Flowers Foods, Inc. .....................................................                   7,500                 313,950
           McCormick & Company, Incorporated .......................................                   6,000                 258,180
           Sara Lee Corporation ....................................................                  13,300                 291,004
                                                                                                                          ----------
                                                                                                                             909,074
                                                                                                                          ----------
      Forest Products & Paper - 4.43%
           Bowater Incorporated ....................................................                   2,600                 125,034
           Weyerhaeuser Company ....................................................                   4,400                 232,540
                                                                                                                          ----------
                                                                                                                             357,574
                                                                                                                          ----------
      Insurance - Multiline - 3.31%
           RenaissanceRe Holdings Ltd. .............................................                   2,700                 266,922
                                                                                                                          ----------

      Machine - Diversified - 2.97%
           Deere & Company .........................................................                   6,000                 239,940
                                                                                                                          ----------

      Medical Supplies - 3.11%
           Beckman Coulter, Inc. ...................................................                   6,000                 251,400
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Equipment & Services - 5.77%
           Apache Corporation ........................................................                  5,300             $  243,747
           Phillips Petroleum Company ................................................                  4,000                222,520
                                                                                                                          ----------
                                                                                                                             466,267
                                                                                                                          ----------
      Oil & Gas - International - 2.65%
           Unocal Corporation ........................................................                  6,500                213,785
                                                                                                                          ----------

      Power Producers - 7.58%
           IDACORP, Inc. .............................................................                  5,000                186,600
           SCANA Corporation .........................................................                  8,300                224,266
           Sempra Energy .............................................................                  8,774                201,451
                                                                                                                          ----------
                                                                                                                             612,317
                                                                                                                          ----------
      Restaurants & Food - 3.12%
        (a)Brinker International, Inc. ...............................................                  9,000                251,910
                                                                                                                          ----------

      Retail - Department Stores- 4.53%
           J.C. Penney Company, Inc. .................................................                  9,500                240,730
           The May Department Stores Company .........................................                  3,500                125,440
                                                                                                                          ----------
                                                                                                                             366,170
                                                                                                                          ----------
      Retail - Food - 3.74%
           Albertson's, Inc. .........................................................                  9,000                302,040
                                                                                                                          ----------

      Retail - Specialty - 3.16%
        (a)Office Depot, Inc. ........................................................                 15,800                255,170
                                                                                                                          ----------

      Transportation - Air - 5.48%
           SkyWest, Inc. .............................................................                  8,900                207,459
           Southwest Airlines Company ................................................                 12,525                234,843
                                                                                                                          ----------
                                                                                                                             442,302
                                                                                                                          ----------

           Total Common Stocks (Cost $6,498,622) ............................................................              7,570,306
                                                                                                                          ----------

INVESTMENT COMPANIES - 6.24%

      Evergreen Money Market Institutional Money .....................................                138,012                138,012
           Market Fund Class Y Shares #218
      Evergreen Money Market Treasury Institutional Money ............................                366,025                366,025
           Market Fund Class I Shares #495                                                                                ----------

           Total Investment Companies (Cost $504,037) .......................................................                504,037
                                                                                                                          ----------





                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2001



Total Value of Investments (Cost $7,002,659 (b)) .....................................                  99.99%            $8,074,343
Other Assets Less Liabilities ........................................................                   0.01%                   939
                                                                                                       ------             ----------
      Net Assets .....................................................................                 100.00%            $8,075,282
                                                                                                       ======             ==========


      (a)  Non-income producing investment.

      (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is the same.  Unrealized  appreciation  /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..........................................................................            $1,285,467
           Unrealized depreciation ..........................................................................              (213,784)
                                                                                                                         ----------

                      Net unrealized appreciation ...........................................................            $1,071,684
                                                                                                                         ==========

































See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2001


ASSETS
      Investments, at value (cost $7,002,659) ..........................................................                $ 8,074,343
      Cash .............................................................................................                        463
      Income receivable ................................................................................                      8,557
      Receivable for investments sold ..................................................................                     13,560
      Due from advisor (note 2) ........................................................................                      5,450
      Other asset ......................................................................................                      3,014
                                                                                                                        -----------

           Total assets ................................................................................                  8,105,387
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     30,105
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 8,075,282
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 7,636,128
      Accumulated net realized loss on investments .....................................................                   (623,278)
      Distribution in excess of net realized gains .....................................................                     (9,252)
      Net unrealized appreciation on investments .......................................................                  1,071,684
                                                                                                                        -----------
                                                                                                                        $ 8,075,282
                                                                                                                        ===========
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($7,358,919 / 497,065 shares) ...............................................................                $     14.80
                                                                                                                        ===========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($716,363 / 50,231 shares) ..................................................................                $     14.26
                                                                                                                        ===========
      Maximum offering price per share (100 / 97 of $14.26) ............................................                $     14.70
                                                                                                                        ===========



















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2001


NET INVESTMENT INCOME

      Income
           Dividends .......................................................................................              $ 148,624
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 83,542
           Fund administration fees (note 2) ...............................................................                 10,443
           Distribution and service fees - Investor Class Shares (note 3) ..................................                  5,924
           Custody fees ....................................................................................                  4,478
           Registration and filing administration fees (note 2) ............................................                  4,873
           Fund accounting fees (note 2) ...................................................................                 36,835
           Audit fees ......................................................................................                 13,768
           Legal fees ......................................................................................                 18,808
           Securities pricing fees .........................................................................                  2,909
           Shareholder recordkeeping fees ..................................................................                 24,000
           Other accounting fees (note 2) ..................................................................                 13,560
           Shareholder servicing expenses ..................................................................                  4,200
           Registration and filing expenses ................................................................                  2,613
           Printing expenses ...............................................................................                  5,001
           Trustee fees and meeting expenses ...............................................................                  8,202
           Other operating expenses ........................................................................                  4,500
                                                                                                                          ---------

               Total expenses ..............................................................................                243,656
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ........................................................                (28,859)
                    Investment advisory fees waived (note 2) ...............................................                (83,542)
                                                                                                                          ---------

               Net expenses ................................................................................                131,255
                                                                                                                          ---------

                    Net investment income ..................................................................                 17,369
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .......................................................               (309,292)
      Increase in unrealized appreciation on investments ...................................................                256,993
                                                                                                                          ---------

           Net realized and unrealized loss on investments .................................................                (52,299)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ........................................              $ (34,930)
                                                                                                                          =========







See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Year ended        Year ended
                                                                                                      November 30,      November 30,
                                                                                                          2001              2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS
     Operations
         Net investment income ..........................................................              $   17,369        $   34,682
         Net realized (loss) gain from investment transactions ..........................                (309,292)        1,005,091
         Increase (decrease) in unrealized appreciation on investments ..................                 256,993          (183,661)
                                                                                                       ----------        ----------
              Net (decrease) increase in net assets resulting from operations ...........                 (34,930)          856,112
                                                                                                       ----------        ----------

     Distributions to shareholders
         From net investment income - Institutional Class Shares ........................                 (32,993)          (18,846)
         From net investment income - Investor Class Shares .............................                       0               (60)
         From net realized gain from investment transactions - Institutional Class Shares              (1,195,702)         (433,714)
         From net realized gain from investment transactions - Investor Class Shares ....                (123,375)          (77,460)
         In excess of net realized gains - Institutional Class Shares ...................                 (11,786)                0
         In excess of net realized gains - Investor Class Shares ........................                  (1,236)                0
                                                                                                       ----------        ----------
              Decrease in net assets resulting from distributions .......................              (1,365,092)         (530,080)
                                                                                                       ----------        ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ...........               1,186,902         1,134,231
                                                                                                       ----------        ----------

                     Total (decrease) increase in net assets ............................                (213,120)        1,460,263
NET ASSETS
     Beginning of year ..................................................................               8,288,402         6,828,139
                                                                                                       ----------        ----------

     End of year (including undistributed net inestment .................................              $8,075,282        $8,288,402
                  income of $19,394 in 2000)                                                           ==========        ==========


(a) A summary of capital share activity follows:
                                                                   -----------------------------------------------------------------
                                                                           Year ended                          Year ended
                                                                        November 30, 2001                   November 30, 2000
                                                                     Shares            Value             Shares            Value
                                                                   -----------------------------------------------------------------
---------------------------------------------------------
               INSTITUTIONAL CLASS SHARES
---------------------------------------------------------
Shares sold .............................................               3,824        $   57,971            66,083        $1,167,659
Shares issued for reinvestment of distributions .........              77,300         1,235,206            27,330           452,560
Shares redeemed .........................................             (11,521)         (178,284)          (10,995)         (190,766)
                                                                   ----------        ----------        ----------        ----------
     Net increase .......................................              69,603        $1,114,893            82,418        $1,429,453
                                                                   ==========        ==========        ==========        ==========
---------------------------------------------------------
                 INVESTOR CLASS SHARES
---------------------------------------------------------
Shares sold .............................................               5,264        $   80,107             1,262        $   22,595
Shares issued for reinvestment of distributions .........               8,385           129,886             4,817            77,520
Shares redeemed .........................................              (9,563)         (137,984)          (22,796)         (395,337)
                                                                   ----------        ----------        ----------        ----------
     Net increase (decrease) ............................               4,086        $   72,009           (16,717)       $ (295,222)
                                                                   ==========        ==========        ==========        ==========
---------------------------------------------------------
                     FUND SUMMARY
---------------------------------------------------------
Shares sold .............................................               9,088        $  138,078            67,345        $1,190,254
Shares issued for reinvestment of distributions .........              85,685         1,365,092            32,147           530,080
Shares redeemed .........................................             (21,084)         (316,268)          (33,791)         (586,103)
                                                                   ----------        ----------        ----------        ----------
     Net increase .......................................              73,689        $1,186,902            65,701        $1,134,231
                                                                   ==========        ==========        ==========        ==========


See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                Year ended    Year ended    Year ended    Year ended    Year ended
                                                               November 30,  November 30,  November 30,  November 30,  November 30,
                                                                   2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ..........................   $    17.55    $    16.80    $    14.21    $    18.20    $    13.99

      Income (loss) from investment operations
           Net investment income ............................         0.04          0.09          0.03          0.03          0.01
           Net realized and unrealized gain (loss)
               on investments ...............................         0.09          1.99          2.58         (1.70)         4.60
                                                                ----------    ----------    ----------    ----------    ----------
               Total from investment operations .............         0.13          2.08          2.61         (1.67)         4.61
                                                                ----------    ----------    ----------    ----------    ----------

      Distributions to shareholders from
           Net investment income ............................        (0.07)        (0.05)        (0.02)         0.00         (0.04)
           Distributions in excess of net investment income .         0.00          0.00          0.00          0.00         (0.02)
           Net realized gain from investment transactions ...        (2.81)        (1.28)         0.00         (2.32)        (0.34)
                                                                ----------    ----------    ----------    ----------    ----------
               Total distributions ..........................        (2.88)        (1.33)        (0.02)        (2.32)        (0.40)
                                                                ----------    ----------    ----------    ----------    ----------

Net asset value, end of year ................................   $    14.80    $    17.55    $    16.80    $    14.21    $    18.20
                                                                ==========    ==========    ==========    ==========    ==========

Total return ................................................        (0.41)%       12.89 %       18.41 %      (10.94)%       33.92 %
                                                                ==========    ==========    ==========    ==========    ==========

Ratios/supplemental data
      Net assets, end of year ...............................   $7,358,919    $7,501,967    $5,796,478    $4,929,525    $5,311,416
                                                                ==========    ==========    ==========    ==========    ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ....         2.85 %        1.87 %        2.81 %        2.60 %        2.92 %
           After expense reimbursements and waived fees .....         1.50 %        1.50 %        1.50 %        1.50 %        1.50 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ....        (1.07)%        0.17 %       (1.07)%       (0.93)%       (1.34)%
           After expense reimbursements and waived fees .....         0.28 %        0.54 %        0.24 %        0.17 %        0.08 %

      Portfolio turnover rate ...............................        66.38 %      105.27 %      114.00 %       89.04 %       66.30 %








See accompanying notes to financial statements                                                                           (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                Year ended    Year ended    Year ended    Year ended    Year ended
                                                               November 30,  November 30,  November 30,  November 30,  November 30,
                                                                   2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .........................    $    17.04    $    16.41    $    13.96    $    18.04    $    13.96

      Income (loss) from investment operations
           Net investment loss .............................         (0.07)        (0.04)        (0.11)        (0.09)        (0.05)
           Net realized and unrealized gain (loss)
               on investments ..............................          0.10          1.95          2.56         (1.67)         4.53
                                                                ----------    ----------    ----------    ----------    ----------
               Total from investment operations ............          0.03          1.91          2.45         (1.76)         4.48
                                                                ----------    ----------    ----------    ----------    ----------

      Distributions to shareholders from
           Net investment income ...........................          0.00          0.00          0.00          0.00         (0.03)
           Distributions in excess of net investment income           0.00          0.00          0.00          0.00         (0.03)
           Net realized gain from investment transactions ..         (2.81)        (1.28)         0.00         (2.32)        (0.34)
                                                                ----------    ----------    ----------    ----------    ----------
               Total distributions .........................         (2.81)        (1.28)         0.00         (2.32)        (0.40)
                                                                ----------    ----------    ----------    ----------    ----------

Net asset value, end of year ...............................    $    14.26    $    17.04    $    16.41    $    13.96    $    18.04
                                                                ==========    ==========    ==========    ==========    ==========

Total return (a) ...........................................         (1.18)%       12.17 %       17.55 %      (11.67)%       33.11 %
                                                                ==========    ==========    ==========    ==========    ==========

Ratios/supplemental data
      Net assets, end of year ..............................    $  716,363    $  786,435    $1,031,661    $1,766,893    $1,873,942
                                                                ==========    ==========    ==========    ==========    ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .........    3.60 %        2.63 %        3.56 %        3.35 %        3.71 %
           After expense reimbursements and waived fees ..........    2.25 %        2.25 %        2.25 %        2.25 %        2.25 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .........   (1.81)%       (0.57)%       (1.82)%       (1.67)%       (2.10)%
           After expense reimbursements and waived fees ..........   (0.46)%       (0.19)%       (0.51)%       (0.57)%       (0.63)%

      Portfolio turnover rate ....................................   66.38 %      105.27 %      114.00 %       89.04 %       66.30 %


(a)  Total return does not reflect payment of a sales charge.









See accompanying notes to financial statements


                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, an open-end investment company, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on January 27, 1995. The investment objective of the fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Class Shares and Investor Class Shares. Only Institutional Class Shares were offered by the Fund prior to April 7, 1995.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

         B. FederalIncome Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.


                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001



                  The Fund has capital loss carryforwards for federal income tax purposes of $623,278, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         Capital Management Associates, Inc. currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has reimbursed $28,859 of the operating expenses incurred by the Fund for the year ended November 30, 2001. The Advisor has also voluntarily waived a portion of its fee amounting to $83,542 ($0.15 per share) for the year ended November 30, 2001.

         The Fund's administrator, The Nottingham Management Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2001, the Distributor retained sales charges in the amount of $164.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $5,924 of such expenses for the year ended November 30, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $5,939,044 and $4,972,237, respectively, for the year ended November 30, 2001.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term and short-term capital gain to its shareholders. Of the total $2.81 per share distribution for the year ended November 30, 2001, the entire amount represents long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Mid-Cap Fund as of November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Pittsburgh, Pennsylvania
December 21, 2001

                       STATEMENT OF ADDITIONAL INFORMATION

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                                  April 1, 2002

                                 A series of the
                       CAPITAL MANAGEMENT INVESTMENT TRUST

                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005
                            Telephone 1-888-626-3863




                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVE AND POLICIES............................................. 2
INVESTMENT LIMITATIONS........................................................ 3
MANAGEMENT AND OTHER SERVICE PROVIDERS........................................ 5
ADDITIONAL INFORMATION ON PERFORMANCE........................................ 11
PORTFOLIO TRANSACTIONS....................................................... 14
SPECIAL SHAREHOLDER SERVICES................................................. 15
PURCHASE OF SHARES........................................................... 16
REDEMPTION OF SHARES......................................................... 19
NET ASSET VALUE.............................................................. 19
ADDITIONAL TAX INFORMATION................................................... 20
CAPITAL SHARES AND VOTING.................................................... 22
FINANCIAL STATEMENTS......................................................... 19
APPENDIX A....................................................................20






This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses dated the same date as this SAI, for the Capital Management Small-Cap Fund ("Fund"), relating to the Fund's Institutional Shares and Investor Shares and is incorporated by reference in its entirety into the Prospectuses. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Reports to shareholders is incorporated by reference into this SAI. Copies of the Prospectuses for the Investor Shares and Institutional Shares of the Fund and Annual Reports may be obtained at no charge by writing or calling the Fund at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

The Fund is a diversified series of the Capital Management Investment Trust ("Trust"), a registered open-end management investment company. The Trust was organized on October 18, 1994, as a Massachusetts business trust. The primary investment strategies and risks of the Fund are described in the Prospectus for each class of shares of the Fund. In addition to the principal investment strategies discussed in the Fund's Prospectuses, the Fund may also employ the use of the financial instruments described below in order to achieve its objective. The strategies set forth below are not principle strategies of the Fund. Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

Repurchase Agreements. The Fund may acquire U.S. government obligations or corporate debt securities subject to repurchase agreements. A repurchase agreement involves the purchase by the Fund of a security (normally a U.S. Treasury obligation) and an agreement to resell the security at the same price, plus specified interest to the counter-party (normally a member bank of the Federal Reserve or a registered government securities dealer) on an agreed upon date in the future. Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Fund's investment advisor, Capital Management Associates, Inc. ("Advisor"), will consider the creditworthiness of the counter-parties with which it transacts these repurchase agreements. If the counter-party fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that will cause more than 15% of its net assets to be invested in repurchase agreements extending beyond seven days, to the extent such agreements are deemed illiquid securities.

Money Market Instruments. The Fund may acquire money market instruments. Money market instruments may include U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps ("D&P"), or if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings' power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (each a "Trustee" and collectively "Trustees"), the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

The investments in illiquid securities may involve a high degree of business and financial risk and may result in substantial losses. Because of the illiquid nature of these securities, the Fund may take longer to liquidate these positions than would be the case for other more liquid securities. The Fund's investment in these illiquid securities is subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their fair market value, the value of the Fund's net assets could be adversely affected.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("1933 Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A securities will be considered illiquid and therefore subject to a portfolio's limit on the purchase of illiquid securities unless the Trustees or their delegates determine that the Rule 144A securities are liquid. In reaching liquidity decisions, the Trustees and their delegates may consider, inter alia, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Forward Commitment & When-Issued Securities. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. If a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 33 1/3% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

3 Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

4. Invest for the purpose of exercising control or management of another issuer;

5.       Purchase or sell  commodities  or  commodities  contracts;  real estate
         (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein);

6. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

7. Participate on a joint or joint and several basis in any trading account in securities;

8. Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act; or

9.       Make loans of money or  securities,  except that the Fund may invest in
         repurchase  agreements,   money  market  instruments,  and  other  debt
         securities.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers that have a record of less than three years of continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2. Invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3. Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

4. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year;

5.       Purchase  foreign  securities  other than those traded on domestic U.S.
         exchanges;

6. Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, or futures contracts or related options, except to the extent permitted by the Fund's Prospectus or Statement of Additional Information, as may be amended from time to time; or

7. Purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases), except to the extent permitted by the Fund's Prospectus or Statement of Additional Information, as may be amended from time to time.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

TRUSTEES AND OFFICERS. The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustees who are "interested persons" as defined in the 1940 Act ("Interested Trustees"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.

---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                                                          Number of
                                                                                         Portfolios
                             Position(s) Length                                            in Fund
      Name, Address,         held with   of Time        Principal Occupation(s)            Complex
         and Age             Fund/Trust  Served           During Past 5 Years            Overseen by   Other Directorships Held by
                                                                                           Trustee           Held by Trustee
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
                                                     Independent Trustees
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Lucius E. Burch, III, 60     Trustee     Since   Chairman and Chief Executive  Officer        2                    None
                                         12/94   (since  1982)  of  Burch   Investment
                                                 Group,    formerly    Massey    Burch
                                                 Investment   Group,   Inc.   (venture
                                                 capital firm)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
George S. Reichenbach, 72    Trustee     Since   Consultant  (since  1989)  of  Advent        2                    None
                                         11/98   International   Corporation  (venture
                                                 capital   firm); Director  (since
                                                 1989)  of Astropower (solar    energy
                                                 company); Director  (since  1999)  of
                                                 QuestAir   (fuel cell   equipment
                                                 company)
---------------------------- ----------- ------- -------------------------------------- -------------- -----------------------------
Anthony J. Walton, 59        Trustee     Since   Member   (since  2000)  of  McFarland        2                    None
                                         12/94   Dewey  &  Company,   LLC  (investment
                                                 banker);  previously, Chief Executive
                                                 Officer   (1995-1999)   of  Armstrong
                                                 Holdings     Corporation     (private
                                                 investment   and  corporate   finance
                                                 advisory firm);
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
                                                     Interested Trustees*
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
David V. Shields, 62**       Trustee     Since  Director   (since  1983)  of  Capital        2
Shields & Company                        12/94  Management Associates,  Inc. (Advisor                             None
140 Broadway Street                             to the Fund);  President and Managing
44th Floor                                      Director  (since  1982) of  Shields &
New York, NY  10005                             Company       (broker/dealer      and
                                                distributor to the Fund)
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
Joseph V. Shields, Jr., 64** Chairman,   Since  Chairman and Chief Executive  Officer        2        Chairman    of    Board   of
Shields & Company            and         12/94  (since  1982) of  Capital  Management                 Trustees  -  BBH  Trust  for
140 Broadway Street          Trustee            Associates,   Inc.  (Advisor  to  the                 the 12  series  of the trust
44th Floor                                      Fund);    Chairman    and    Managing                 (registered       investment
New York, NY  10005                             Director  (since  1982) of  Shields &                 companies);  Director (since
                                                Company       (broker/dealer      and                 1989)       of       Flowers
                                                distributor to the Fund)                              Industries,    Inc.    (food
                                                                                                      company);  Vice  Chairman of
                                                                                                      Board  of  Trustees   (since
                                                                                                      1995)  of  New  York  Racing
                                                                                                      Association, Inc.
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
*  Basis of  Interestedness.  David V.  Shields and Joseph V.  Shields,  Jr. are
   Interested Trustees because they are officers and principal owners of Capital
   Management  Associates,  Inc., the Fund's investment  advisor,  and Shields &
   Company, the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.

                                      5

-----------------------------------------------------------------------------------------------------------------------------------
                                                               Officers
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
Joseph A. Zock, 49           President   Since  President  (since  1982)  of  Capital       n/a                   n/a
Capital Management                       11/00  Management Associates,  Inc. (Advisor
Associates, Inc.                                to  the  Fund);   Vice  President  of
140 Broadway Street                             Shields & Company  (broker/dealer and
44th Floor                                      distributor to the Fund)
New York, NY  10005
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
Sarah M. Hunt, 34            Vice        Since  Vice   President   (since   1997)  of       n/a                   n/a
Capital Management           President   11/00  Capital Management  Associates,  Inc.
Associates, Inc.                                (Advisor to the Fund)
140 Broadway Street
44th Floor
New York, NY  10005
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
C. Frank Watson, III, 31     Secretary   Since  President    and   Chief    Operating       n/a                   n/a
                                         5/96   Officer    (since    1999)   of   The
                                                Nottingham  Company
                                                (Administrator    to    the    Fund);
                                                previously,  Chief Operating  Officer
                                                of The Nottingham Company
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------
Julian G. Winters, 33        Treasurer   Since  Vice      President-Compliance              n/a                   n/a
                                         4/98   Administration  (since  1998)  of The
                                                Nottingham   Company
                                                (Administrator    to    the    Fund);
                                                previously,  Fund  Accountant  of The
                                                Nottingham Company
---------------------------- ----------- ------ -------------------------------------- -------------- -----------------------------

Trustee Standing Committee. The Trustees have established the following standing committee:

     Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met once during the Fund's last fiscal year.

Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2001 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and
E = over $100,000.

------------------------- ------------------------------------- -----------------------------------
                                                                 Aggregate Dollar Range of Equity
                                                                   Securities in All Registered
                                                                  Investment Companies Overseen
                                                                     By Trustee in Family of
    Name of Trustee        Dollar Range of Equity Securities          Investment Companies*
                                      in the Fund
------------------------- ------------------------------------- -----------------------------------
                                       Independent Trustees
------------------------- ------------------------------------- -----------------------------------
Lucius E. Burch, III                       A                                    A
------------------------- ------------------------------------- -----------------------------------
George S. Reichenbach                      A                                    A
------------------------- ------------------------------------- -----------------------------------
Anthony J. Walton                          A                                    C
---------------------------------------------------------------------------------------------------
                                       Interested Trustees
---------------------------------------------------------------------------------------------------
David V. Shields                           A                                    A
------------------------- ------------------------------------- -----------------------------------
Joseph V. Shields, Jr.                     A                                    A
------------------------- ------------------------------------- -----------------------------------

  *Family  of  Investment  Companies  includes both the  Fund  and  the  Capital
   Management Mid-Cap Fund.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2001, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, distributor, or any entity controlling, controlled by, or under common control with the Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the Investment Advisory Agreement ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund Counsel.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating, (iii) the investment performance of the Fund; (iii) overall expenses of the Fund including the Expense Limitation Agreement between the Trust on behalf of the Fund and the Advisor; (iv) the financial condition of the Advisor; (v) the Advisor's investment strategy for the Fund, and (vi) future marketing plans to increase the asset level of the Fund.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. Trustees and officers of the Trust who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees will receive $2,000 each year plus $250 per fund per meeting attended in person and $100 per fund per meeting attended by telephone. The Trust will also reimburse each Trustee for his or her travel and other expenses relating to attendance at such meetings. The table below reflects the amount of compensation received by each Trustee for the fiscal year ended November 30, 2001.*

------------------------------- -------------------- ------------------------ ---------------------- ---------------------------

                                Aggregate            Pension or Retirement    Estimated Annual       Total Compensation From
                                Compensation         Benefits Accrued As      Benefits Upon          The Fund and Trust Paid
Name of Trustee                 From the Fund        Part of Fund Expenses    Retirement             to Trustees*
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
                                                       Independent Trustees
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Lucius E. Burch, III            $1,300               None                     None                   $2,600
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
George S. Reichenbach           $1,550               None                     None                   $3,100
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Anthony J. Walton               $1,550               None                     None                   $3,100
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
                                                       Interested Trustees
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
David V. Shields                None                 None                     None                   None
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------
Joseph V. Shields, Jr.          None                 None                     None                   None
------------------------------- -------------------- ------------------------ ---------------------- ---------------------------


*Each Trustee serves as Trustee for the Fund and the Capital  Management Mid-Cap
 Fund (another series of the Trust).


PRINCIPAL HOLDERS OF VOTING SECURITIES. As of March 22, 2002, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) 88.997 % of the then outstanding shares of the Institutional Shares class of the Fund and 96.233% of the then outstanding shares of the Investor Shares class of the Fund. Certain Trustees and officers of the Trust indirectly own shares of the Fund through the Advisor, as indicated below. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Fund as of March 22, 2002.

                              Institutional Shares
                              --------------------

     Name and Address of                   Amount and Nature of
     Beneficial Owner                      Beneficial Ownership          Percent
     ----------------                      --------------------          -------

     DB Alex Brown, Inc.                      3,719.857 shares           14.253%
     FBO 873-22613-11
     Post Office Box 1346
     Baltimore, MD  21203

     DB Alex Brown, Inc.                      3,719.857 shares           14.253%
     FBO 873-22614-10
     Post Office Box 1346
     Baltimore, MD  21203

     DB Alex Brown, Inc.                      3,719.857 shares           14.253%
     FBO 873-22615-19
     Post Office Box 1346
     Baltimore, MD  21203

     DB Alex Brown, Inc.                      3,719.857 shares           14.253%
     FBO 873-22616-18
     Post Office Box 1346
     Baltimore, MD  21203

     DB Alex Brown, Inc.                      3,719.857 shares           14.253%
     FBO 873-22617-17
     Post Office Box 1346
     Baltimore, MD  21203

     Capital Management Associates, Inc.      3,015.164 shares           11.553%
     140 Broadway
     New York, New York  10005

     DB Alex Brown, Inc.                      1,860.261 shares            7.128%
     FBO 876-00052-18
     Post Office Box 1346
     Baltimore, MD  21203

     DB Alex Brown, Inc.                      1,400.667 shares            5.367%
     FBO 873-80004-16
     Post Office Box 1346
     Baltimore, MD  21203

                                 Investor Shares
                                 ---------------

     Name and Address of                   Amount and Nature of
     Beneficial Owner                      Beneficial Ownership          Percent
     ----------------                      --------------------          -------

     Capital Management Associates, Inc.      5,566.993 shares          96.233%*
     140 Broadway
     New York, New York  10005

     * Deemed to control the indicated class of shares of the Fund, as defined by applicable SEC regulations. This shareholder is also the investment advisor to the Fund and is a New York corporation.

INVESTMENT ADVISOR. Information about the Advisor, Capital Management Associates, Inc., 140 Broadway, New York, New York 10005, and its duties and compensation as Advisor is contained in the Prospectus for each class of shares of the Fund. The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement ("Advisory Agreement"). The Advisory Agreement is effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages each Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio manager for the Fund is Joseph A. Zock and he is assisted by a Portfolio Management Team comprised of himself and five full-time analysts. Mr. Zock is also a principal shareholder of the Advisor along with J.V. Shields, Jr. and David V. Shields, both Interested Trustees of the Trust. The officers and directors of the Advisor control the Advisor. Affiliates of the Advisor also control the fund's distributor.

The Trust, the Advisor, and the Fund's distributor each have adopted a code of ethics that permits its personnel, subject to such respective code of ethics, to invest in securities, including securities that may be purchased or held by the Fund. The Advisor's code of ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Advisor. In that regard, the portfolio manager and other investment personnel of the Advisor must report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics. The portfolio manager and other investment personnel who comply with the code of ethics' procedures may be permitted to purchase, sell or hold securities which may also be or are held in fund(s) they manage or for which they otherwise provide investment advice.

As compensation for its services to the Fund, the Advisor will receive a monthly management fee based on the Fund's daily net assets at the annual rate of 1.00% of the first $100 million of the Fund's net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over 500 million. For the fiscal period January 12, 1999 (commencement of operations of the Fund) to November 30, 1999 ("fiscal period ended November 30, 1999"), the Advisor waived all of its investment advisory fees of $1,608 and reimbursed $84,291 of the Fund's expenses. For the fiscal year ended November 30, 2000, the Advisor waived all of its investment advisory fees of $4,291 and reimbursed $93,602 of the Fund's expenses. For the fiscal year ended November 30, 2001, the Advisor waived all of its investment advisory fees of $4,714 and reimbursed $130,220 of the Fund's expenses.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; from a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

ADMINISTRATOR. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation, whose address is 116 South Franklin Street, Post Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a fund administration fee at the following annual rates: on the first $50 million of the Fund's net assets, 0.125%; on the next $50 million, 0.100%; on all assets over $100 million, 0.075% with a minimum fee of $2,000 per month. In addition, the Administrator currently receives a monthly fund accounting fee of $2,250 for the first class of the Fund and $750 for each additional class of the Fund plus an annual asset based fee of 1 basis point for fund accounting and recordkeeping services. For the fiscal period ended November 30, 1999, the Administrator received $30,123 (after waivers of $1,519) in such fees. For the fiscal year ended November 30, 2000, the Administrator received $36,536 in such fees. For the fiscal year ended November 30, 2001, the Administrator received $60,047 in such fees. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum annual fee of $4,800 plus transaction fees. The Administrator also charges the Trust for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

The Administrator performs the following services for the Fund: (1) procures on behalf of, and coordinates with the custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assists the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assists in the preparation of, and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the Fund's custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

TRANSFER AGENT. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year plus $500 for each additional class of shares, subject to a minimum fee of $1,500 per month. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

DISTRIBUTOR. Shields & Company ("Distributor"), 140 Broadway, New York, New York 10005, is the principal underwriter and distributor of Fund shares pursuant to a Distribution Agreement with the Trust. The Distributor, which is affiliated with the Advisor, serves as exclusive agent for the distribution of the shares of the Fund. The Distributor may sell such shares to or through qualified securities dealers or others. The Distributor receives commissions consisting of that portion of the sales charge for Investor Shares remaining after the discounts which it allows to dealers. For the fiscal year ended November 30, 2001, the aggregate amount of sales charges paid on the sale of Investor Shares of the Fund was $89, from which the Distributor retained sales charges of $5. For the fiscal year ended November 30, 2000 and the fiscal period ended November 30, 1999, no sales charges were paid on the sale of Investor Shares.

J.V. Shields, Jr. and David V. Shields, affiliated persons of the Fund, are also affiliated persons of the Advisor and the Distributor.

The Fund has adopted an Amended and Restated Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Investor Shares (see "Investing in the Fund - Distribution of the Fund's Shares" in the Prospectus for the Investor Shares). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) has been approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement.

Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plan must be considered by the Trustees annually.

Under the Plan, the Fund may expend up to 0.75% of the Investor Shares' average daily net assets annually to finance any activity primarily intended to result in the sale of Investor Shares and the servicing of shareholder accounts, provided the Trustees has approved the category of expenses for which payment is being made. Such expenditures, paid as service fees to any person who sells Investor Shares, may not exceed 0.25% of the Investor Shares' average annual net asset value. For the fiscal period ended November 30, 1999, the Fund incurred distribution and service fees under the Plan in the amount of $375. For the fiscal year ended November 30, 2000, the Fund incurred distribution and service fees under the Plan in the amount of $534. For the fiscal year ended November 30, 2001, the Fund incurred distribution and service fees under the Plan in the amount of $336 (after waivers of $212 of the fees by the Distributor). This amount was substantially paid to sales personnel for selling Fund shares and servicing shareholder accounts, with a small amount paid for marketing expenses.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Investor Shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports for prospective shareholders with respect to the Investor Shares of the Fund; (b) those relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Investor Shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of Fund Investor Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Fund shares regarding Fund investment objectives and policies and other information about the Fund and its Funds, including the performance of the Funds; (e) training sales personnel regarding the Investor Shares of the Fund; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares.

CUSTODIAN. First Union National Bank ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

INDEPENDENT AUDITORS. The Trustees have selected the firm of Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222, to serve as independent auditors for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal and state tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent auditors audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual unaudited reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL.  Parker,  Poe,   Adams  &  Bernstein   L.L.P., Charlotte,   North
Carolina, serves as legal counsel to the Trust and the Fund.

CODES OF ETHICS. The Trust, the Advisor, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by funds of the Trust (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each class of shares of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The Fund computes the "average annual total return" of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                  P(1+T)n = ERV

         Where:   T =      average annual total return.
                  ERV=     ending  redeemable  value at the end of the  period
                           covered by the  computation of a hypothetical  $1,000
                           payment made at the beginning of the period.
                  P=       hypothetical  initial  payment of $1,000  from  which
                           the maximum sales load is deducted.
                  n=       period  covered  by  the  computation,  expressed  in
                           terms of years.

The Fund may also compute the cumulative total return of each class of shares of the Fund, which is calculated in a similar manner, except that the results are not annualized. The Fund may also compute average annual total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the US securities markets. The Fund may also measure its performance against the Lipper Growth Fund Index, which ranks the performance of mutual funds that have an objective of growth of capital. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may compare its performance to other reports of the performance of managed accounts of the Advisor, such as the Capital Management Mid-Cap Fund, another series of the Trust. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The average annual total returns before taxes for the Institutional Shares of the Fund for the fiscal year ended November 30, 2001 and the period since commencement of operations (January 12, 1999) through November 30, 2001 were (3.61)% and 10.21%, respectively. The cumulative total return before taxes for the Institutional Shares of the Fund since commencement of operations of the Institutional Shares through the fiscal year ended November 30, 2001, was 32.37%. The average annual total returns after taxes on distributions for the Institutional Shares of the Fund for the fiscal year ended November 30, 2001 and the period since commencement of operations through November 30, 2001 were (5.66)% and 7.33%, respectively. The cumulative total return after taxes on distributions for the Institutional Shares of the Fund since commencement of operations of the Institutional Shares through the fiscal year ended November 30, 2001, was 22.65%. The average annual total returns after taxes on distributions and sale of shares for the Institutional Shares of the Fund for the fiscal year ended November 30, 2001 and the period since commencement of operations through November 30, 2001 were (1.95)% and 6.91%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Institutional Shares of the Fund since commencement of operations of the Institutional Shares through the fiscal year ended November 30, 2001, was 21.25%.

The average annual total returns before taxes for the Investor Shares of the Fund for the fiscal year ended November 30, 2001 and the period since commencement of operations (January 12, 1999) through November 30, 2001, were

(7.07)% and 8.29%, respectively. The cumulative total return before taxes for the Investor Shares of the Fund since commencement of operations through the fiscal year ended November 30, 2001, was 25.82%. These quotations assume that the maximum 3% sales load was deducted from the initial investment. Without reflecting the effects of the maximum 3% sales load, the average annual total returns before taxes for the Investor Shares of the Fund for the fiscal year ended November 30, 2001 and the period since commencement of operations through November 30, 2001, were (4.20)% and 9.44%, respectively. The cumulative total return before taxes for the Investor Shares of the Fund since commencement of operations through the fiscal year ended November 30, 2001, without deducting the maximum 3% sales load, was 29.71%.

The average annual total returns after taxes on distributions for the Investor Shares of the Fund for the fiscal year ended November 30, 2001 and the period since commencement of operations through November 30, 2001, were (8.97)% and 5.47%, respectively. The cumulative total return after taxes on distributions for the Investor Shares of the Fund since commencement of operations through the fiscal year ended November 30, 2001, was 16.62%. These quotations assume that the maximum 3% sales load was deducted from the initial investment. Without reflecting the effects of the maximum 3% sales load, the average annual total returns after taxes on distributions for the Investor Shares of the Fund for the fiscal year ended November 30, 2001 and the period since commencement of operations through November 30, 2001, were (6.16)% and 6.59%, respectively. The cumulative total return after taxes on distributions for the Investor Shares of the Fund since commencement of operations through the fiscal year ended November 30, 2001, without deducting the maximum 3% sales load, was 20.23%.

The average annual total returns after taxes on distributions and sale of shares for the Investor Shares of the Fund for the fiscal year ended November 30, 2001 and the period since commencement of operations through November 30, 2001, were (5.22)% and 5.18%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Investor Shares of the Fund since commencement of operations through the fiscal year ended November 30, 2001, was 15.70%. These quotations assume that the maximum 3% sales load was deducted from the initial investment. Without reflecting the effects of the maximum 3% sales load, the average annual total returns after taxes on distributions and sale of shares for the Investor Shares of the Fund for the fiscal year ended November 30, 2001 and the period since commencement of operations through November 30, 2001, were (2.29)% and 6.30%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Investor Shares of the Fund since commencement of operations through the fiscal year ended November 30, 2001, without deducting the maximum 3% sales load, was 19.27%.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time, the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose, from time to time, information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives. The decrease in the Fund's portfolio turnover rate from the fiscal year ended November 30, 2000 to the fiscal year ended November 30, 2001 was due to decreased portfolio trading by the Fund primarily due to market conditions during the fiscal year ended November 30, 2001.

Purchases of money market instruments by the Fund are made from dealers, underwriters, and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries; general summaries of groups of stocks or bonds and their comparative earnings and yields; or broad overviews of the stock, bond, and government securities markets; and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Advisor exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions affected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (including the Distributor, an affiliate of the Advisor) if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in, or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal period ended November 30, 1999, the Fund paid brokerage commissions of $1,267. For the fiscal year ended November 30, 2000, the Fund paid brokerage commissions of $4,871. The increase in brokerage commissions paid for the fiscal year ended November 30, 2000 from the previous fiscal period was primarily due to increase trading resulting from an increase in the Fund's total assets. For the fiscal year ended November 30, 2001, the Fund paid brokerage commissions of $2,563. The decrease in brokerage commissions paid for the fiscal year ended November 30, 2001 from the previous fiscal year was primarily due to reduced portfolio turnover. Transactions in which the Fund used the Distributor as broker involved 100% of the aggregate dollar amount of transactions involving the payment of commissions and 100% of the aggregate brokerage commissions paid by the Fund.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more for Investor Shares and $250,000 or more for Institutional Shares may establish a systematic withdrawal plan ("Systematic Withdrawal Plan"). A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund. If the shareholder prefers to receive his/her systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Investing in the Fund - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized Officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-888-626-3863 or by writing to:

                        Capital Management Small-Cap Fund
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Investing in the Fund - Determining The Fund's Net Asset Value" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown above. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, Social Security or Taxpayer Identification Number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Investing in the Fund - Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                               PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received in good form. Net asset value per share is calculated for purchases and redemptions of shares of the Fund by dividing the value of total Fund assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Employees and Affiliates of the Fund. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders. In keeping with this purpose, a reduced minimum initial investment of $1,000 applies to Trustees, officers, and employees of the Fund; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. To encourage investment in the Fund, the Fund may also sell shares at net asset value without a sales charge to such persons. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

Sales Charges. The public offering price of Investor Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

------------------------------------- ------------------------- ------------------------- -----------------------------------
                                                                                             Sales Dealers Discounts and
  Amount of Transaction At Public        Charge As % of Net       Sales Charge As % of      Brokerage Commissions as % of
           Offering Price                 Amount Invested        Public Offering Price          Public Offering Price
------------------------------------- ------------------------- ------------------------- -----------------------------------
         Less than $250,000                    3.09%                     3.00%                          2.80%
------------------------------------- ------------------------- ------------------------- -----------------------------------
  $250,000 but less than $500,000              2.56%                     2.50%                          2.30%
------------------------------------- ------------------------- ------------------------- -----------------------------------
          $500,000 or more                     2.04%                     2.00%                          1.80%
------------------------------------- ------------------------- ------------------------- -----------------------------------

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.

The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Reduced Sales Charges

      Concurrent Purchases. For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and one or more other series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in one of the other series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $250,000, and purchases Investor Shares in the Fund at the total public offering price of $250,000, the sales charge would be that applicable to a $500,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

      Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase Investor Shares at the public offering price applicable to the total of (a) the total public offering price of the Investor Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

      Letters of Intent. Investors may qualify for a lower sales charge for Investor Shares by executing a letter of intent. A letter of intent allows an investor to purchase Investor Shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying this Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

      Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of Investor Shares in Investor Shares or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge, within 90 days after the redemption. If the other class of shares charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the class to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

      Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a Trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive Officer, Director or Partner of such company or of a related party; and (v) any partnership of which such company is a partner.

      Sales at Net Asset Value. To encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees; officers; and employees of the Trust, Fund, and Advisor; and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor. Clients of investment advisors and financial planners may also purchase Investor Shares at net asset value if the investment advisor or financial planner has made arrangements to permit them to do so with the Distributor. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Exchange Feature

Investors may exchange shares of the Fund for shares of any other comparable series of the Trust. Shares of the Fund may be exchanged at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid in connection with the shares being exchanged. For example, if a 2% sales charge was paid on shares that are exchanged into a series with a 3% sales charge, there would be an additional sales charge of 1% on the exchange. Exchanges may only be made by investors in states where shares of the other series are qualified for sale. An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place, and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Investor Shares may not be exchanged for Institutional Shares.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice. The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days written notice to the shareholders.

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

In addition to the situations described in the Prospectus under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.


                                 NET ASSET VALUE

The net asset value per share of each class of Shares of the Fund ("Class") is determined at the time trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of
July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each class of Shares of the Fund will not be calculated.

The net asset value per share of each class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that class, subtracting the liabilities charged to the Fund and to that class, and dividing the result by the number of outstanding shares of such class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income; realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments; any funds or payments derived from any reinvestment of such proceeds; and a portion of any general assets of the Trust not belonging to a particular investment fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular class of the Fund will be allocated to each class of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Certain expenses attributable to a particular class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that class of Shares. Certain other expenses attributable to a particular class of Shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class of Shares if such expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation. Subject to the provisions of the Trust's Amended and Restated Declaration of Trust ("Declaration of Trust"), determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of 60 days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

                           ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended ("Code"). The Fund intends to qualify and to remain qualified as a regulated investment company. To so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends; interest; payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies; and other income derived with respect to the Fund's business of investing in such stock, securities, or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities (other than government securities) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The Fund will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded to regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 30% for 2002) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty or the non-U.S.
shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a U.S. trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a U.S. permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund is considered a personal holding company as defined under section 542 of the Code because 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provision of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.

                            CAPITAL SHARES AND VOTING

The Declaration of Trust currently authorizes the issuance of shares in two series: the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund. Each series of shares is divided into two classes ("Institutional Shares" and "Investor Shares") as described in the Prospectus. Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Shareholders of all the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The rights of shareholders may not be modified by less than a majority vote. The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire; and (2) any Trustee may be removed:
(a) at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders. Shareholders holding not less than 10% of the shares then outstanding may require the Trustees to call a meeting, and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.



                              FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended November 30, 2001, including the financial highlights appearing in the Fund's Annual Report to Shareholders, are incorporated by reference and made a part of this document.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Fund believes that the quality of fixed-income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R)Ratings Services. The following summarizes the highest four ratings used by Standard & Poor' Ratings Services ("S&P"), a division of the McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and to repay principal.

         AA - Debt rated AA is considered to have a very strong capacity to pay interest and to repay principal and differs from AAA issues only in a small degree.

         A - Debt rated A has a strong capacity to pay interest and to repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and to repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for bonds in this category than for debt in higher rated categories.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc., ("Moody's") for bonds that are deemed to be Investment-Grade Debt Securities by the Advisor:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper-medium-grade obligation. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Debt that is rated Baa is considered a medium-grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and, in fact, has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A, and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

The Advisor does not consider bonds that are rated Ba, B, Caa, Ca, or C by Moody's Investment-Grade Debt Securities. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the security over any long period for time may be small. Bonds that are rated Caa are of poor standing. Such securities may be in default, or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest  commercial  paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the highest rating used by Moody's for short-term notes and variable-rate, demand obligations:

         MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds that are deemed to be Investment-Grade Debt Securities by the Advisor:

         AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

         BBB - Bonds  rated BBB have  below-average  protection  factors but are
         still   considered   sufficient  for  prudent   investment.   There  is
         considerable variability in risk during economic cycles.

Bonds rated BB, B, and CCC by D&P are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and to make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1, and Duff 1- within the highest rating category. Duff l+ indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc., ("Fitch") for bonds that are deemed to be Investment-Grade Debt Securities by the Advisor:

         AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and to repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and to repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and to repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and to repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

Bonds rated BB, B, and CCC by Fitch are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and to make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments, and commercial paper:

         F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 - Instruments assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                           Institutional Class Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2001





                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Small-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway Street, 44th Floor, New York, New York 10005, Phone 1-212-320-3015

                         CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED

                       140 Broadway   New York, N.Y. 10005



INVESTMENT ADVISORS                                         Tel:  (212) 320-2000
                                                            Fax:  (212) 320-2040


                                                     January 2, 2002

Dear Fellow Shareholders,

         In future years, historians will inevitably associate the year 2001 with the shocking terrorist attack at the World Trade Center. The world watched in disbelief as our country suffered civilian losses at home. The attack dominated the news for months and overshadowed the continued decline of equity markets in the United States.
         However, this past year also contained significant political and financial uncertainty well before September 11th. We began the year by inaugurating a President who was forced to endure an acrimonious ballot recount and a seemingly endless series of dramatic, high level legal battles before his election was officially certified. In addition, the legislative branch of our government went to work this year in a 50/50 power stalemate because the Senate witnessed the rare, post election defection of a Senator from the Republican Party to the Independent Party giving control of the Senate to the Democratic Party. This combination of events left the country hoping that bipartisanism would not deteriorate into legislative "gridlock".
         Meanwhile, the U.S. economy was slowly sliding into a unique type of recession. It was statistically clear that the industrial manufacturing component of our economy was mired in a prolonged downturn as companies suffered from global competition and over-capacity at home. In contrast, consumers continued to spend money on houses and automobiles at a steady pace. Then the inevitable "old economy" response to declining profitability took place and companies began to cut costs by reducing payrolls. The miracle of the 1990's; low inflation, full employment and a booming growth rate, was proving to be short lived. Too many newly formed companies were running out of cash as investors waited for a return on their investment.
         The Federal Reserve seemed to recognize this potential problem in early January when it aggressively cut interest rates in attempt to prevent a deep recession. What resulted was a yearlong race between falling interest rates and the unemployment line. No matter what ailed the economy, (high energy costs, rising unemployment, the death of e-companies) the remedy offered was the same: interest rate reductions.
         However, many well-known economists were already pointing to the disturbing Japanese experience where reducing interest rates to "zero percent" failed to stimulate their stagnant economy. The Federal Reserve continued to cut rates throughout the year while consumers kept spending. Many Americans took advantage of these lower rates and refinanced their mortgage or paid down credit card obligations, which helped to increase liquidity in the system. In fact, late in the summer it appeared the U.S. economy was on the verge of a modest recovery.

                                                   Capital Management Associates

         Of course, the September 11th attack changed the domestic and international economic forecast within minutes. Financial markets around the world tumbled as dire forecasts made headline news. One news organization after another focused on terrorism, Anthrax and demoralizing economic statistics creating further uncertainty in the financial markets. Airlines and travel related businesses logically suffered the most immediate losses but the real danger was that the American consumer would stop all discretionary spending for an indefinite period of time.
         In response, President Bush immediately asked Congress for substantial financial aid for individual industries as well as disaster relief for those affected directly by the attack. At the same time, the Federal Reserve began to furiously pump money into our financial system to reduce pressure on financial institutions across the country. We believe that this combination of focused Government spending, increased liquidity and still lower interest rates will eventually fuel the recovery that has proven to be so elusive.

Recent Market Strategy
----------------------

         After considering these facts, all portfolios under the supervision of Capital Management Associates (CMA) were consistently positioned defensively during 2001. In addition, the majority of our investments were focused on stable, well-managed companies that enjoyed a dominant role in their particular industry. We focused on industries that supplied necessary goods and services to the public such as food, utilities and energy companies. Diversification across various sectors also helped CMA provide the portfolio stability that investors desire during periods of economic uncertainty and market volatility.

Current Economic Outlook
------------------------

         As we begin 2002 a variety of encouraging signs point to an economic recovery during the second or third quarter of the year. First and foremost, the job market appears to be stabilizing. Recently released unemployment numbers convincingly indicate that the worst of the layoffs are over by now which surprised many economic forecasters. A healthy job market increases the likelihood that consumers will continue spending on goods and services. But we do not expect employment to regain the robust strength of the late 1990's until the U.S. economy returns to at least a 3-4% growth rate.
         Low interest rates should continue to provide the second strong positive for the economy as long as the Federal Reserve remains committed to the prevention of a steep recession. Mortgage rates of less than 7% should enable millions of Americans to qualify for home loans and automobile financing. Low rates may also enable those families struggling with installment debt to restructure payments and regain financial health. Once again, we expect these positives to work their way through the system and prove a significant boost to consumer sentiment.

                                                   Capital Management Associates

         This recovery, however could face several serious problems that must be resolved. First, the manufacturing segment of the U.S. economy still suffers from excess over-capacity as companies incorporate productivity enhancing equipment and other new technologies. Second, American companies must strive to become the "low cost producer" of high quality products in a highly competitive global economy. Third, government policy must reflect a rational economic goal instead of the blatant politicization of every issue.

Current Portfolio Strategy
--------------------------

         At this time, CMA continues to position portfolios in a relatively conservative manner. We enter the new year with a cash reserve of 7% and a list of stocks that we will seek to purchase at lower prices. We remain invested in value stocks that we believe will preserve capital during any market reversal and we will move into more aggressive investments as an economic recovery becomes more evident.


                                               Joseph A. Zock
                                               President
                                               Capital Management Associates


--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                           INSTITUTIONAL CLASS SHARES

                    Performance Update - $250,000 Investment

        For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 2001


[Bar Chart Here]:

--------------------------------------------------------------------------------
                Capital Management Small-Cap
                Fund - Institutional Shares          S&P 600 Small-Cap Index
--------------------------------------------------------------------------------
01/12/99                 $250,000                           $250,000
02/28/99                  250,227                            225,531
05/31/99                  286,397                            249,462
08/31/99                  299,136                            249,843
11/30/99                  316,424                            260,905
02/29/00                  375,152                            310,076
05/31/00                  366,739                            284,822
08/31/00                  408,803                            320,335
11/30/00                  343,342                            280,929
 2/28/01                  372,592                            308,989
 5/31/01                  388,163                            323,375
 8/31/01                  360,914                            322,113
11/30/01                  330,936                            314,887


This graph depicts the performance of the Capital Management Small-Cap Fund's (the "Fund") Institutional Class Shares versus the S&P 600 Small-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

                  --------------- ----------------------------
                                       Since Commencement
                      One Year       of Operations (1/12/99)
                  --------------- ----------------------------
                      (3.61) %               10.21 %
                  --------------- ----------------------------


>>   The graph  assumes an initial  $250,000  investment  at  January  12,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At November 30, 2001, the value of the Fund's Institutional Class Shares would have increased to $330,936 - a cumulative total investment return of 32.37% since January 12, 1999.

>>   At November  30,  2001,  the value of a similar  investment  in the S&P 600
     Small-Cap Index would have grown to $314,887 - a cumulative total investment return of 25.95% since January 12, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 90.16%

      Apparel Manufacturing - 7.33%
        (a)Charming Shoppes, Inc. ..................................................                   1,500               $   7,410
        (a)Tommy Hilfiger Corporation ..............................................                   1,500                  20,100
                                                                                                                           ---------
                                                                                                                              27,510
                                                                                                                           ---------
      Biopharmaceuticals - 2.68%
        (a)Geron Corporation .......................................................                   1,000                  10,060
                                                                                                                           ---------

      Cosmetics & Personal - 4.66%
           The Dial Corporation ....................................................                   1,000                  17,510
                                                                                                                           ---------

      Educational Services - 2.63%
        (a)Sylvan Learning Systems, Inc. ...........................................                     500                   9,870
                                                                                                                           ---------

      Electrical Equipment - 7.25%
           Baldor Electric Company .................................................                     750                  15,390
        (a)KEMET Corporation .......................................................                     700                  11,830
                                                                                                                           ---------
                                                                                                                              27,220
                                                                                                                           ---------
      Electronics - Components - 3.62%
        (a)Axcelis Technologies, Inc. ..............................................                   1,000                  13,610
                                                                                                                           ---------

      Electronics - Semiconductor - 3.54%
        (a)Photronics, Inc. ........................................................                     500                  13,280
                                                                                                                           ---------

      Financials - Banks, Commercial - 6.97%
           Compass Bancshares, Inc. ................................................                     500                  13,515
           Cullen/Frost Bankers Inc. ...............................................                     450                  12,668
                                                                                                                           ---------
                                                                                                                              26,183
                                                                                                                           ---------
      Health Care - Medical Supplies - 3.11%
        (a)Manor Care, Inc. ........................................................                     500                  11,690
                                                                                                                           ---------

      Medical Supplies - 4.06%
        (a)Coherent, Inc. ..........................................................                     500                  15,250
                                                                                                                           ---------

      Oil & Gas - Drilling - 6.77%
           Cabot Oil & Gas Corporation .............................................                     650                  14,358
        (a)OSCA, Inc. ..............................................................                     600                  11,058
                                                                                                                           ---------
                                                                                                                              25,416
                                                                                                                           ---------
      Oil & Gas - Equipment & Services - 3.59%
        (a)Bolt Technology Corporation .............................................                   3,000                  13,500
                                                                                                                           ---------

      Power Producers - 4.80%
           Cleco Corporation .......................................................                     900                  18,036
                                                                                                                           ---------


                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Real Estate Investment - 5.30%
           Crown American Realty Trust ................................................                 2,500              $  19,900
                                                                                                                           ---------

      Restaurants & Food Service - 3.40%
        (a)RARE Hospitality International, Inc. .......................................                   650                 12,773
                                                                                                                           ---------

      Retail - Building Supplies - 3.78%
        (a)Advanced Energy Industries, Inc. ...........................................                   600                 14,196
                                                                                                                           ---------

      Transportation - Air - 3.72%
           SkyWest, Inc. ..............................................................                   600                 13,986
                                                                                                                           ---------

      Utilities - Gas - 5.38%
           South Jersey Industries, Inc. ..............................................                   600                 20,220
                                                                                                                           ---------

      Utilities - Water - 7.57%
           Philadelphia Suburban Corporation ..........................................                   700                 20,979
           Southwest Water Company ....................................................                   525                  7,444
                                                                                                                           ---------
                                                                                                                              28,423
                                                                                                                           ---------

           Total Common Stocks (Cost $299,054) ..............................................................                338,633
                                                                                                                           ---------

INVESTMENT COMPANIES - 6.65%

      Evergreen Money Market Institutional Money ......................................                 7,533                  7,533
           Market Fund Class Y Shares #218
      Evergreen Money Market Treasury Institutional Money .............................                17,473                 17,473
           Market Fund Class I Shares #495                                                                                 ---------

           Total Investment Companies (Cost $25,006) ........................................................                 25,006
                                                                                                                           ---------

Total Value of Investments (Cost $324,060 (b)) ........................................                 96.81%             $ 363,639
Other Assets Less Liabilities .........................................................                  3.19%                11,985
                                                                                                       ------              ---------
      Net Assets ......................................................................                100.00%             $ 375,624
                                                                                                       ======              =========

      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $328,366.  Unrealized  appreciation / (depreciation) of investments for federal income tax purposes is as follows:

           Unrealized appreciation ..........................................................................              $ 55,652
           Unrealized depreciation ..........................................................................               (20,379)
                                                                                                                           --------

                      Net unrealized appreciation ...........................................................              $ 35,273
                                                                                                                           ========


See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2001


ASSETS
      Investments, at value (cost $324,060) .............................................................                 $ 363,639
      Cash ..............................................................................................                       661
      Due from advisor (note 2) .........................................................................                    23,297
      Other assets ......................................................................................                     5,327
                                                                                                                          ---------

           Total assets .................................................................................                   392,924
                                                                                                                          ---------

LIABILITIES
      Accrued expenses ..................................................................................                    17,300
                                                                                                                          ---------

NET ASSETS ..............................................................................................                 $ 375,624
                                                                                                                          =========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................                 $ 435,236
      Distribution in excess of net investment income ...................................................                       (65)
      Accumulated net realized loss on investments ......................................................                   (99,126)
      Net unrealized appreciation on investments ........................................................                    39,579
                                                                                                                          ---------
                                                                                                                          $ 375,624
                                                                                                                          =========
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($308,206 / 25,936 shares) ...................................................................                 $   11.88
                                                                                                                          =========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($67,418 / 5,785 shares) .....................................................................                 $   11.65
                                                                                                                          =========
      Maximum offering price per share (100 / 97 of $11.65) .............................................                 $   12.01
                                                                                                                          =========

















See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2001


NET INVESTMENT INCOME

      Income
           Dividends ...........................................................................................          $   7,889
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...................................................................              4,714
           Fund administration fees (note 2) ...................................................................                589
           Distribution and service fees - Investor Class Shares (note 3) ......................................                548
           Custody fees ........................................................................................              3,980
           Registration and filing administration fees (note 2) ................................................                746
           Fund accounting fees (note 2) .......................................................................             36,047
           Audit fees ..........................................................................................             12,768
           Legal fees ..........................................................................................             19,462
           Securities pricing fees .............................................................................              2,383
           Shareholder recordkeeping fees ......................................................................             24,000
           Other accounting fees (note 2) ......................................................................             23,411
           Shareholder servicing expenses ......................................................................              3,469
           Registration and filing expenses ....................................................................              1,299
           Printing expenses ...................................................................................              2,576
           Trustee fees and meeting expenses ...................................................................              4,077
           Other operating expenses ............................................................................              2,599
                                                                                                                          ---------

               Total expenses ..................................................................................            142,668
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ............................................................           (130,220)
                    Investment advisory fees waived (note 2) ...................................................             (4,714)
                    Distribution and service fees waived - Investor Class Shares (note 3) ......................               (212)
                                                                                                                          ---------

               Net expenses ....................................................................................              7,522
                                                                                                                          ---------

                    Net investment income ......................................................................                367
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ...........................................................            (48,370)
      Increase in unrealized appreciation on investments .......................................................             37,678
                                                                                                                          ---------

           Net realized and unrealized loss on investments .....................................................            (10,692)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ............................................          $ (10,325)
                                                                                                                          =========






See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Year ended       Year ended
                                                                                                       November 30,     November 30,
                                                                                                           2001             2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS
     Operations
         Net investment income ...............................................................          $     367         $     538
         Net realized loss from investment transactions ......................................            (48,370)          (17,919)
         Increase (decrease) in unrealized appreciation on investments .......................             37,678           (11,363)
                                                                                                        ---------         ---------
              Net decrease in net assets resulting from operations ...........................            (10,325)          (28,744)
                                                                                                        ---------         ---------

     Distributions to shareholders
         From net investment income - Institutional Class Shares .............................               (905)                0
         In excess of net investment income - Institutional Class Shares .....................               (132)                0
         From net realized gain from investment transactions - Institutional Class Share .....            (28,734)          (19,440)
         From net realized gain from investment transactions - Investor Class Shares .........             (4,048)           (8,840)
                                                                                                        ---------         ---------
              Decrease in net assets resulting from distributions ............................            (33,819)          (28,280)
                                                                                                        ---------         ---------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a) .....           (136,044)          391,228
                                                                                                        ---------         ---------

                     Total (decrease) increase in net assets .................................           (180,188)          334,204

NET ASSETS
     Beginning of year .......................................................................            555,812           221,608
                                                                                                        ---------         ---------

     End of year     (including undistributed net investment income of of $538 in 2000) ......          $ 375,624         $ 555,812
                                                                                                        =========         =========

(a) A summary of capital share activity follows:
                                                                    ----------------------------------------------------------------
                                                                            Year ended                          Year ended
                                                                         November 30, 2001                   November 30, 2000
                                                                      Shares            Value             Shares            Value
                                                                    ----------------------------------------------------------------
----------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
----------------------------------------------------------
Shares sold ..............................................             10,530         $ 134,015            29,337         $ 426,427
Shares issued for reinvestment of distributions ..........              2,201            29,771             1,558            19,440
Shares redeemed ..........................................            (24,160)         (306,789)           (4,941)          (63,479)
                                                                    ---------         ---------         ---------         ---------
     Net (decrease) increase .............................            (11,429)        $(143,003)           25,954         $ 382,388
                                                                    =========         =========         =========         =========
----------------------------------------------------------
                  INVESTOR CLASS SHARES
----------------------------------------------------------
Shares sold ..............................................                218         $   2,911                 0         $       0
Shares issued for reinvestment of distributions ..........                303             4,048               714             8,840
Shares redeemed ..........................................                  0                 0                 0                 0
                                                                    ---------         ---------         ---------         ---------
     Net increase ........................................                521         $   6,959               714         $   8,840
                                                                    =========         =========         =========         =========
----------------------------------------------------------
                      FUND SUMMARY
----------------------------------------------------------
Shares sold ..............................................             10,748         $ 136,926            29,337         $ 426,427
Shares issued for reinvestment of distributions ..........              2,504            33,819             2,272            28,280
Shares redeemed ..........................................            (24,160)         (306,789)           (4,941)          (63,479)
                                                                    ---------         ---------         ---------         ---------
     Net (decrease) increase .............................            (10,908)        $(136,044)           26,668         $ 391,228
                                                                    =========         =========         =========         =========



See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES




------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year ended        Year ended       Period ended
                                                                                 November 30,      November 30,      November 30,
                                                                                     2001              2000            1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................         $   13.06         $   13.91         $   10.99

      (Loss) income from investment operations
           Net investment income (loss) .................................              0.02              0.03             (0.01)
           Net realized and unrealized (loss) gain on investments .......             (0.40)             1.06              2.93
                                                                                  ---------         ---------         ---------

               Total from investment operations .........................             (0.38)             1.09              2.92
                                                                                  ---------         ---------         ---------

      Distributions to shareholders from
           Net investment income ........................................             (0.03)             0.00              0.00
           Net realized gain from investment transactions ...............             (0.77)            (1.94)             0.00
                                                                                  ---------         ---------         ---------

               Total distributions ......................................             (0.80)            (1.94)             0.00
                                                                                  ---------         ---------         ---------

Net asset value, end of period ..........................................         $   11.88         $   13.06         $   13.91
                                                                                  =========         =========         =========

Total return ............................................................             (3.61)%            8.51 %           26.57 %
                                                                                  =========         =========         =========

Ratios/supplemental data
      Net assets, end of period .........................................         $ 308,206         $ 488,093         $ 158,754
                                                                                  =========         =========         =========


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ................             30.23 %           24.48 %           55.71 %(b)
           After expense reimbursements and waived fees .................              1.50 %            1.50 %            1.50 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ................            (28.55)%          (22.72)%          (54.36)%(b)
           After expense reimbursements and waived fees .................              0.18 %            0.27 %           (0.15)%(b)

      Portfolio turnover rate ...........................................             61.84 %          131.47 %          145.58 %


(a)  For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b)  Annualized.







See accompanying notes to financial statements                                                                           (Continued)


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year ended        Year ended       Period ended
                                                                                 November 30,      November 30,      November 30,
                                                                                     2001              2000            1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............................              $   12.86         $   13.82         $   10.99

      (Loss) income from investment operations
           Net investment loss .....................................                  (0.05)            (0.08)            (0.10)
           Net realized and unrealized (loss) gain on investments ..                  (0.39)             1.06              2.93
                                                                                  ---------         ---------         ---------

               Total from investment operations ....................                  (0.44)             0.98              2.83
                                                                                  ---------         ---------         ---------

      Distributions to shareholders from
           Net realized gain from investment transactions ..........                  (0.77)            (1.94)             0.00
                                                                                  ---------         ---------         ---------

Net asset value, end of period .....................................              $   11.65         $   12.86         $   13.82
                                                                                  =========         =========         =========

Total return (b) ...................................................                  (4.20)%            7.67 %           25.75 %
                                                                                  =========         =========         =========

Ratios/supplemental data
      Net assets, end of period ....................................              $  67,418         $  67,719         $  62,854
                                                                                  =========         =========         =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...........                  30.46 %           24.24 %           56.45 %(c)
           After expense reimbursements and waived fees ............                   2.12 %            2.25 %            2.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ...........                 (28.81)%          (22.55)%          (55.11)%(c)
           After expense reimbursements and waived fees ............                  (0.47)%           (0.56)%           (0.91)%(c)

      Portfolio turnover rate ......................................                  61.84 %          131.47 %          145.58 %

(a)  For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b)  Total return does not reflect payment of a sales charge.

(c)  Annualized.







See accompanying notes to financial statements


                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Small-Cap Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Class Shares and Investor Class Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.


                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001



                  The Fund has capital loss carryforwards for federal income tax purposes of $94,832, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $4,714 ($0.13 per share) and reimbursed $130,220 of the operating expenses incurred by the Fund for the year ended November 30, 2001.

         The Fund's administrator, The Nottingham Management Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2001, the Distributor retained sales charges in the amount of $5.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $548 of such expenses for the year ended November 30, 2001. The Distributor has voluntarily waived a portion of its fee amounting to $212 ($0.01 per share).


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $261,302 and $380,146, respectively, for the year ended November 30, 2001.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term and short-term capital gain to its shareholders. Of the total $0.77 per share distribution for the year ended November 30, 2001, the entire amount represents short-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the three periods in the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Small-Cap Fund as of November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the three periods in the year then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP


Pittsburgh, Pennsylvania
December 21, 2001

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                              Investor Class Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2001





                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Small-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, 140 Broadway Street, 44th Floor, New York, New York 10005, Phone 1-212-320-3015

                         CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED

                       140 Broadway   New York, N.Y. 10005



INVESTMENT ADVISORS                                         Tel:  (212) 320-2000
                                                            Fax:  (212) 320-2040


                                                     January 2, 2002

Dear Fellow Shareholders,

         In future years, historians will inevitably associate the year 2001 with the shocking terrorist attack at the World Trade Center. The world watched in disbelief as our country suffered civilian losses at home. The attack dominated the news for months and overshadowed the continued decline of equity markets in the United States.
         However, this past year also contained significant political and financial uncertainty well before September 11th. We began the year by inaugurating a President who was forced to endure an acrimonious ballot recount and a seemingly endless series of dramatic, high level legal battles before his election was officially certified. In addition, the legislative branch of our government went to work this year in a 50/50 power stalemate because the Senate witnessed the rare, post election defection of a Senator from the Republican Party to the Independent Party giving control of the Senate to the Democratic Party. This combination of events left the country hoping that bipartisanism would not deteriorate into legislative "gridlock".
         Meanwhile, the U.S. economy was slowly sliding into a unique type of recession. It was statistically clear that the industrial manufacturing component of our economy was mired in a prolonged downturn as companies suffered from global competition and over-capacity at home. In contrast, consumers continued to spend money on houses and automobiles at a steady pace. Then the inevitable "old economy" response to declining profitability took place and companies began to cut costs by reducing payrolls. The miracle of the 1990's; low inflation, full employment and a booming growth rate, was proving to be short lived. Too many newly formed companies were running out of cash as investors waited for a return on their investment.
         The Federal Reserve seemed to recognize this potential problem in early January when it aggressively cut interest rates in attempt to prevent a deep recession. What resulted was a yearlong race between falling interest rates and the unemployment line. No matter what ailed the economy, (high energy costs, rising unemployment, the death of e-companies) the remedy offered was the same: interest rate reductions.
         However, many well-known economists were already pointing to the disturbing Japanese experience where reducing interest rates to "zero percent" failed to stimulate their stagnant economy. The Federal Reserve continued to cut rates throughout the year while consumers kept spending. Many Americans took advantage of these lower rates and refinanced their mortgage or paid down credit card obligations, which helped to increase liquidity in the system. In fact, late in the summer it appeared the U.S. economy was on the verge of a modest recovery.

                                                   Capital Management Associates

         Of course, the September 11th attack changed the domestic and international economic forecast within minutes. Financial markets around the world tumbled as dire forecasts made headline news. One news organization after another focused on terrorism, Anthrax and demoralizing economic statistics creating further uncertainty in the financial markets. Airlines and travel related businesses logically suffered the most immediate losses but the real danger was that the American consumer would stop all discretionary spending for an indefinite period of time.
         In response, President Bush immediately asked Congress for substantial financial aid for individual industries as well as disaster relief for those affected directly by the attack. At the same time, the Federal Reserve began to furiously pump money into our financial system to reduce pressure on financial institutions across the country. We believe that this combination of focused Government spending, increased liquidity and still lower interest rates will eventually fuel the recovery that has proven to be so elusive.

Recent Market Strategy
----------------------

         After considering these facts, all portfolios under the supervision of Capital Management Associates (CMA) were consistently positioned defensively during 2001. In addition, the majority of our investments were focused on stable, well-managed companies that enjoyed a dominant role in their particular industry. We focused on industries that supplied necessary goods and services to the public such as food, utilities and energy companies. Diversification across various sectors also helped CMA provide the portfolio stability that investors desire during periods of economic uncertainty and market volatility.

Current Economic Outlook
------------------------

         As we begin 2002 a variety of encouraging signs point to an economic recovery during the second or third quarter of the year. First and foremost, the job market appears to be stabilizing. Recently released unemployment numbers convincingly indicate that the worst of the layoffs are over by now which surprised many economic forecasters. A healthy job market increases the likelihood that consumers will continue spending on goods and services. But we do not expect employment to regain the robust strength of the late 1990's until the U.S. economy returns to at least a 3-4% growth rate.
         Low interest rates should continue to provide the second strong positive for the economy as long as the Federal Reserve remains committed to the prevention of a steep recession. Mortgage rates of less than 7% should enable millions of Americans to qualify for home loans and automobile financing. Low rates may also enable those families struggling with installment debt to restructure payments and regain financial health. Once again, we expect these positives to work their way through the system and prove a significant boost to consumer sentiment.

                                                   Capital Management Associates

         This recovery, however could face several serious problems that must be resolved. First, the manufacturing segment of the U.S. economy still suffers from excess over-capacity as companies incorporate productivity enhancing equipment and other new technologies. Second, American companies must strive to become the "low cost producer" of high quality products in a highly competitive global economy. Third, government policy must reflect a rational economic goal instead of the blatant politicization of every issue.

Current Portfolio Strategy
--------------------------

         At this time, CMA continues to position portfolios in a relatively conservative manner. We enter the new year with a cash reserve of 7% and a list of stocks that we will seek to purchase at lower prices. We remain invested in value stocks that we believe will preserve capital during any market reversal and we will move into more aggressive investments as an economic recovery becomes more evident.


                                               Joseph A. Zock
                                               President
                                               Capital Management Associates


--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                              INVESTOR CLASS SHARES

                     Performance Update - $10,000 Investment

        For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 2001


[Line Graph Here]:


--------------------------------------------------------------------------------
                Capital Management Small-Cap
                Fund-Investor Shares                 S&P 600 Small-Cap Index
--------------------------------------------------------------------------------

01/12/99                $ 9,700                             $10,000
02/28/99                  9,691                               9,021
05/31/99                 11,077                               9,978
08/31/99                 11,545                               9,994
11/30/99                 12,198                              10,436
02/29/00                 14,441                              12,403
05/31/00                 14,083                              11,393
08/31/00                 15,666                              12,813
11/30/00                 13,133                              11,237
02/28/01                 14,224                              12,360
05/31/01                 14,785                              12,935
08/31/01                 13,716                              12,885
11/30/01                 12,582                              12,595


This graph depicts the performance of the Capital Management Small-Cap Fund's (the "Fund") Investor Class Shares versus the S&P 600 Small-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

   ------------------------------ ------------- ----------------------------
                                                     Since Commencement
                                     One Year      of Operations (1/12/99)
   ------------------------------ ------------- ----------------------------
            No Sales Load            (4.20) %              9.44 %
   ------------------------------ ------------- ----------------------------
      3.00% Maximum Sales Load       (7.07) %              8.29 %
   ------------------------------ ------------- ----------------------------


>> The graph assumes an initial $10,000 investment ($9,700 after maximum sales load of 3.00%) at January 12, 1999 (commencement of operations). All dividends and distributions are reinvested.

>> At November 30, 2001, the value of the Fund's Investor Class Shares would have increased to $12,582 - a cumulative total investment return of 25.82% since January 12, 1999. Without the deduction of the 3.00% maximum sales load, the value of the Fund's Investor Shares would have increased to $12,971 - a cumulative total investment return of 29.71% since January 12, 1999. The sales load may be reduced or eliminated for larger purchases.

>> At November 30, 2001, the value of a similar investment in the S&P 600 Small-Cap Index would have grown to $12,595 - a cumulative total investment return of 25.95% since January 12, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 90.16%

      Apparel Manufacturing - 7.33%
        (a)Charming Shoppes, Inc. ..................................................                   1,500               $   7,410
        (a)Tommy Hilfiger Corporation ..............................................                   1,500                  20,100
                                                                                                                           ---------
                                                                                                                              27,510
                                                                                                                           ---------
      Biopharmaceuticals - 2.68%
        (a)Geron Corporation .......................................................                   1,000                  10,060
                                                                                                                           ---------

      Cosmetics & Personal - 4.66%
           The Dial Corporation ....................................................                   1,000                  17,510
                                                                                                                           ---------

      Educational Services - 2.63%
        (a)Sylvan Learning Systems, Inc. ...........................................                     500                   9,870
                                                                                                                           ---------

      Electrical Equipment - 7.25%
           Baldor Electric Company .................................................                     750                  15,390
        (a)KEMET Corporation .......................................................                     700                  11,830
                                                                                                                           ---------
                                                                                                                              27,220
                                                                                                                           ---------
      Electronics - Components - 3.62%
        (a)Axcelis Technologies, Inc. ..............................................                   1,000                  13,610
                                                                                                                           ---------

      Electronics - Semiconductor - 3.54%
        (a)Photronics, Inc. ........................................................                     500                  13,280
                                                                                                                           ---------

      Financials - Banks, Commercial - 6.97%
           Compass Bancshares, Inc. ................................................                     500                  13,515
           Cullen/Frost Bankers Inc. ...............................................                     450                  12,668
                                                                                                                           ---------
                                                                                                                              26,183
                                                                                                                           ---------
      Health Care - Medical Supplies - 3.11%
        (a)Manor Care, Inc. ........................................................                     500                  11,690
                                                                                                                           ---------

      Medical Supplies - 4.06%
        (a)Coherent, Inc. ..........................................................                     500                  15,250
                                                                                                                           ---------

      Oil & Gas - Drilling - 6.77%
           Cabot Oil & Gas Corporation .............................................                     650                  14,358
        (a)OSCA, Inc. ..............................................................                     600                  11,058
                                                                                                                           ---------
                                                                                                                              25,416
                                                                                                                           ---------
      Oil & Gas - Equipment & Services - 3.59%
        (a)Bolt Technology Corporation .............................................                   3,000                  13,500
                                                                                                                           ---------

      Power Producers - 4.80%
           Cleco Corporation .......................................................                     900                  18,036
                                                                                                                           ---------


                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Real Estate Investment - 5.30%
           Crown American Realty Trust ................................................                 2,500              $  19,900
                                                                                                                           ---------

      Restaurants & Food Service - 3.40%
        (a)RARE Hospitality International, Inc. .......................................                   650                 12,773
                                                                                                                           ---------

      Retail - Building Supplies - 3.78%
        (a)Advanced Energy Industries, Inc. ...........................................                   600                 14,196
                                                                                                                           ---------

      Transportation - Air - 3.72%
           SkyWest, Inc. ..............................................................                   600                 13,986
                                                                                                                           ---------

      Utilities - Gas - 5.38%
           South Jersey Industries, Inc. ..............................................                   600                 20,220
                                                                                                                           ---------

      Utilities - Water - 7.57%
           Philadelphia Suburban Corporation ..........................................                   700                 20,979
           Southwest Water Company ....................................................                   525                  7,444
                                                                                                                           ---------
                                                                                                                              28,423
                                                                                                                           ---------

           Total Common Stocks (Cost $299,054) ..............................................................                338,633
                                                                                                                           ---------

INVESTMENT COMPANIES - 6.65%

      Evergreen Money Market Institutional Money ......................................                 7,533                  7,533
           Market Fund Class Y Shares #218
      Evergreen Money Market Treasury Institutional Money .............................                17,473                 17,473
           Market Fund Class I Shares #495                                                                                 ---------

           Total Investment Companies (Cost $25,006) ........................................................                 25,006
                                                                                                                           ---------

Total Value of Investments (Cost $324,060 (b)) ........................................                 96.81%             $ 363,639
Other Assets Less Liabilities .........................................................                  3.19%                11,985
                                                                                                       ------              ---------
      Net Assets ......................................................................                100.00%             $ 375,624
                                                                                                       ======              =========

      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $328,366.  Unrealized  appreciation / (depreciation) of investments for federal income tax purposes is as follows:

           Unrealized appreciation ..........................................................................              $ 55,652
           Unrealized depreciation ..........................................................................               (20,379)
                                                                                                                           --------

                      Net unrealized appreciation ...........................................................              $ 35,273
                                                                                                                           ========


See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2001


ASSETS
      Investments, at value (cost $324,060) .............................................................                 $ 363,639
      Cash ..............................................................................................                       661
      Due from advisor (note 2) .........................................................................                    23,297
      Other assets ......................................................................................                     5,327
                                                                                                                          ---------

           Total assets .................................................................................                   392,924
                                                                                                                          ---------

LIABILITIES
      Accrued expenses ..................................................................................                    17,300
                                                                                                                          ---------

NET ASSETS ..............................................................................................                 $ 375,624
                                                                                                                          =========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................                 $ 435,236
      Distribution in excess of net investment income ...................................................                       (65)
      Accumulated net realized loss on investments ......................................................                   (99,126)
      Net unrealized appreciation on investments ........................................................                    39,579
                                                                                                                          ---------
                                                                                                                          $ 375,624
                                                                                                                          =========
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($308,206 / 25,936 shares) ...................................................................                 $   11.88
                                                                                                                          =========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($67,418 / 5,785 shares) .....................................................................                 $   11.65
                                                                                                                          =========
      Maximum offering price per share (100 / 97 of $11.65) .............................................                 $   12.01
                                                                                                                          =========

















See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2001


NET INVESTMENT INCOME

      Income
           Dividends ...........................................................................................          $   7,889
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...................................................................              4,714
           Fund administration fees (note 2) ...................................................................                589
           Distribution and service fees - Investor Class Shares (note 3) ......................................                548
           Custody fees ........................................................................................              3,980
           Registration and filing administration fees (note 2) ................................................                746
           Fund accounting fees (note 2) .......................................................................             36,047
           Audit fees ..........................................................................................             12,768
           Legal fees ..........................................................................................             19,462
           Securities pricing fees .............................................................................              2,383
           Shareholder recordkeeping fees ......................................................................             24,000
           Other accounting fees (note 2) ......................................................................             23,411
           Shareholder servicing expenses ......................................................................              3,469
           Registration and filing expenses ....................................................................              1,299
           Printing expenses ...................................................................................              2,576
           Trustee fees and meeting expenses ...................................................................              4,077
           Other operating expenses ............................................................................              2,599
                                                                                                                          ---------

               Total expenses ..................................................................................            142,668
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ............................................................           (130,220)
                    Investment advisory fees waived (note 2) ...................................................             (4,714)
                    Distribution and service fees waived - Investor Class Shares (note 3) ......................               (212)
                                                                                                                          ---------

               Net expenses ....................................................................................              7,522
                                                                                                                          ---------

                    Net investment income ......................................................................                367
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ...........................................................            (48,370)
      Increase in unrealized appreciation on investments .......................................................             37,678
                                                                                                                          ---------

           Net realized and unrealized loss on investments .....................................................            (10,692)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ............................................          $ (10,325)
                                                                                                                          =========






See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Year ended       Year ended
                                                                                                       November 30,     November 30,
                                                                                                           2001             2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS
     Operations
         Net investment income ...............................................................          $     367         $     538
         Net realized loss from investment transactions ......................................            (48,370)          (17,919)
         Increase (decrease) in unrealized appreciation on investments .......................             37,678           (11,363)
                                                                                                        ---------         ---------
              Net decrease in net assets resulting from operations ...........................            (10,325)          (28,744)
                                                                                                        ---------         ---------

     Distributions to shareholders
         From net investment income - Institutional Class Shares .............................               (905)                0
         In excess of net investment income - Institutional Class Shares .....................               (132)                0
         From net realized gain from investment transactions - Institutional Class Share .....            (28,734)          (19,440)
         From net realized gain from investment transactions - Investor Class Shares .........             (4,048)           (8,840)
                                                                                                        ---------         ---------
              Decrease in net assets resulting from distributions ............................            (33,819)          (28,280)
                                                                                                        ---------         ---------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a) .....           (136,044)          391,228
                                                                                                        ---------         ---------

                     Total (decrease) increase in net assets .................................           (180,188)          334,204

NET ASSETS
     Beginning of year .......................................................................            555,812           221,608
                                                                                                        ---------         ---------

     End of year     (including undistributed net investment income of of $538 in 2000) ......          $ 375,624         $ 555,812
                                                                                                        =========         =========

(a) A summary of capital share activity follows:
                                                                    ----------------------------------------------------------------
                                                                            Year ended                          Year ended
                                                                         November 30, 2001                   November 30, 2000
                                                                      Shares            Value             Shares            Value
                                                                    ----------------------------------------------------------------
----------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
----------------------------------------------------------
Shares sold ..............................................             10,530         $ 134,015            29,337         $ 426,427
Shares issued for reinvestment of distributions ..........              2,201            29,771             1,558            19,440
Shares redeemed ..........................................            (24,160)         (306,789)           (4,941)          (63,479)
                                                                    ---------         ---------         ---------         ---------
     Net (decrease) increase .............................            (11,429)        $(143,003)           25,954         $ 382,388
                                                                    =========         =========         =========         =========
----------------------------------------------------------
                  INVESTOR CLASS SHARES
----------------------------------------------------------
Shares sold ..............................................                218         $   2,911                 0         $       0
Shares issued for reinvestment of distributions ..........                303             4,048               714             8,840
Shares redeemed ..........................................                  0                 0                 0                 0
                                                                    ---------         ---------         ---------         ---------
     Net increase ........................................                521         $   6,959               714         $   8,840
                                                                    =========         =========         =========         =========
----------------------------------------------------------
                      FUND SUMMARY
----------------------------------------------------------
Shares sold ..............................................             10,748         $ 136,926            29,337         $ 426,427
Shares issued for reinvestment of distributions ..........              2,504            33,819             2,272            28,280
Shares redeemed ..........................................            (24,160)         (306,789)           (4,941)          (63,479)
                                                                    ---------         ---------         ---------         ---------
     Net (decrease) increase .............................            (10,908)        $(136,044)           26,668         $ 391,228
                                                                    =========         =========         =========         =========



See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES




------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year ended        Year ended       Period ended
                                                                                 November 30,      November 30,      November 30,
                                                                                     2001              2000            1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................         $   13.06         $   13.91         $   10.99

      (Loss) income from investment operations
           Net investment income (loss) .................................              0.02              0.03             (0.01)
           Net realized and unrealized (loss) gain on investments .......             (0.40)             1.06              2.93
                                                                                  ---------         ---------         ---------

               Total from investment operations .........................             (0.38)             1.09              2.92
                                                                                  ---------         ---------         ---------

      Distributions to shareholders from
           Net investment income ........................................             (0.03)             0.00              0.00
           Net realized gain from investment transactions ...............             (0.77)            (1.94)             0.00
                                                                                  ---------         ---------         ---------

               Total distributions ......................................             (0.80)            (1.94)             0.00
                                                                                  ---------         ---------         ---------

Net asset value, end of period ..........................................         $   11.88         $   13.06         $   13.91
                                                                                  =========         =========         =========

Total return ............................................................             (3.61)%            8.51 %           26.57 %
                                                                                  =========         =========         =========

Ratios/supplemental data
      Net assets, end of period .........................................         $ 308,206         $ 488,093         $ 158,754
                                                                                  =========         =========         =========


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ................             30.23 %           24.48 %           55.71 %(b)
           After expense reimbursements and waived fees .................              1.50 %            1.50 %            1.50 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ................            (28.55)%          (22.72)%          (54.36)%(b)
           After expense reimbursements and waived fees .................              0.18 %            0.27 %           (0.15)%(b)

      Portfolio turnover rate ...........................................             61.84 %          131.47 %          145.58 %


(a)  For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b)  Annualized.







See accompanying notes to financial statements                                                                           (Continued)


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year ended        Year ended       Period ended
                                                                                 November 30,      November 30,      November 30,
                                                                                     2001              2000            1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............................              $   12.86         $   13.82         $   10.99

      (Loss) income from investment operations
           Net investment loss .....................................                  (0.05)            (0.08)            (0.10)
           Net realized and unrealized (loss) gain on investments ..                  (0.39)             1.06              2.93
                                                                                  ---------         ---------         ---------

               Total from investment operations ....................                  (0.44)             0.98              2.83
                                                                                  ---------         ---------         ---------

      Distributions to shareholders from
           Net realized gain from investment transactions ..........                  (0.77)            (1.94)             0.00
                                                                                  ---------         ---------         ---------

Net asset value, end of period .....................................              $   11.65         $   12.86         $   13.82
                                                                                  =========         =========         =========

Total return (b) ...................................................                  (4.20)%            7.67 %           25.75 %
                                                                                  =========         =========         =========

Ratios/supplemental data
      Net assets, end of period ....................................              $  67,418         $  67,719         $  62,854
                                                                                  =========         =========         =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...........                  30.46 %           24.24 %           56.45 %(c)
           After expense reimbursements and waived fees ............                   2.12 %            2.25 %            2.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ...........                 (28.81)%          (22.55)%          (55.11)%(c)
           After expense reimbursements and waived fees ............                  (0.47)%           (0.56)%           (0.91)%(c)

      Portfolio turnover rate ......................................                  61.84 %          131.47 %          145.58 %

(a)  For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.

(b)  Total return does not reflect payment of a sales charge.

(c)  Annualized.







See accompanying notes to financial statements


                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Small-Cap Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Class Shares and Investor Class Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.


                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001



                  The Fund has capital loss carryforwards for federal income tax purposes of $94,832, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $4,714 ($0.13 per share) and reimbursed $130,220 of the operating expenses incurred by the Fund for the year ended November 30, 2001.

         The Fund's administrator, The Nottingham Management Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2001



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2001, the Distributor retained sales charges in the amount of $5.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $548 of such expenses for the year ended November 30, 2001. The Distributor has voluntarily waived a portion of its fee amounting to $212 ($0.01 per share).


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $261,302 and $380,146, respectively, for the year ended November 30, 2001.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term and short-term capital gain to its shareholders. Of the total $0.77 per share distribution for the year ended November 30, 2001, the entire amount represents short-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the three periods in the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Small-Cap Fund as of November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the three periods in the year then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP


Pittsburgh, Pennsylvania
December 21, 2001

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits
         --------

(a)      Declaration of Trust.^1

(b)      By-Laws.^1

(c) Certificates for shares are not issued. Articles V, VI, VII, IX, and X of the Declaration of Trust, previously filed as Exhibit (a)(1) hereto, define the rights of holders of Shares.^1

(d)(1) Amended and Restated Investment Advisory Agreement between the Capital Management Investment Trust and Capital Management Associates, Inc., as Advisor, with respect to the Capital Management Mid-Cap Fund.^4

(d)(2) Amended and Restated Investment Advisory Agreement between the Capital Management Investment Trust and Capital Management Associates, Inc., as Advisor, with respect to the Capital Management Small-Cap Fund.^4

(e)(1)   Amended  and  Restated  Distribution   Agreement  between  the  Capital
         Management Investment Trust and Shields & Company, as Distributor, with respect to the Capital Management Mid-Cap Fund.^4

(e)(2)   Amended  and  Restated  Distribution   Agreement  between  the  Capital
         Management Investment Trust and Shields & Company, as Distributor, with respect to the Capital Management Small-Cap Fund.^4

(f)      Not Applicable.

(g)      Individual   Custodian   Agreement   between  the  Capital   Management
         Investment Trust and First Union National Bank, as Custodian.

(h)(1) Amended and Restated Fund Accounting and Compliance Administration Agreement between the Capital Management Investment Trust and The Nottingham Company, Inc., as Administrator.^4

(h)(2) Dividend Disbursing and Transfer Agent Agreement between the Capital Management Investment Trust and NC Shareholder Services, LLC, as Transfer Agent.^4

(h)(3) Amended and Restated Expense Limitation Agreement between the Capital Management Investment Trust and Capital Management Associates, Inc. with respect to the Capital Management Mid-Cap Fund.^4

(h)(4) Amended and Restated Expense Limitation Agreement between the Capital Management Investment Trust and Capital Management Associates, Inc. with respect to the Capital Management Small-Cap Fund.^4

(i) Opinion and Consent of Dechert Price & Rhoads, Counsel, regarding the legality of the securities registered with respect to the Capital Management Small-Cap Fund.^3

(j) Consent of Deloitte & Touche LLP, Independent Public Accountants, with respect to the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund.

(k)      Not applicable.

(l)      Initial Capital Agreement.^1

(m)(1) Amended and Restated Distribution Plan under Rule 12b-1 for the Capital Management Mid-Cap Fund.^4

(m)(2) Amended and Restated Distribution Plan under Rule 12b-1 for the Capital Management Small-Cap Fund.^4

(n)      Amended and Restated Rule 18f-3 Multi-Class Plan.^4

(p)(1) Amended and Restated Code of Ethics for the Capital Management Investment Trust.

(p)(2)   Amended and Restated Code of Ethics for Capital Management  Associates,
         Inc.

(p)(3)   Code of Ethics for Shields & Company.^4

(q)      Powers of Attorney.^2

-----------------------

1. Incorporated herein by reference to Capital Management Investment Trust's Registration Statement Post-Effective Amendment No. 3 on Form N-1A filed on March 26, 1996 (File No. 33-85242).
2. Incorporated herein by reference to Capital Management Investment Trust's Registration Statement Post-Effective Amendment No. 4 on Form N-1A filed on March 31, 1997 (File No. 33-85242).
3. Incorporated herein by reference to Capital Management Investment Trust's Registration Statement Post-Effective Amendment No. 6 on Form N-1A filed on October 29, 1998 (File No. 33-85242).
4. Incorporated herein by reference to Capital Management Investment Trust's Registration Statement Post-Effective Amendment No. 9 on Form N-1A filed on April 2, 2001 (File No. 33-85242).


ITEM 24. Persons Controlled by or Under Common Control with the Registrant
         -----------------------------------------------------------------

No person is controlled by or under common control with the Capital Management Investment Trust.


ITEM 25. Indemnification
         ---------------

The Trust's Declaration of Trust, Investment Advisory Agreements, Administration Agreement, and Distribution Agreements provide for indemnification of certain persons acting on behalf of the Trust.

Article V, Section 5.4 of the Trust's Declaration of Trust states:

1. Subject only to the provisions hereof, every person who is or has been a Trustee, officer, employee or agent of the Trust and every person who serves at the Trustees request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a Trustee, officer, employee or agent of the Trust or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Trust and against amounts paid or incurred by him in the compromise or settlement thereof.

2. The words "claim", "action", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liabilities" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

3.       No indemnification shall be provided hereunder to a Trustee or officer:

         a. against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct");

         b. with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct;

         c. in the absence of a final adjudication on the merits that such Trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made:

                  (A) by vote of a majority of a quorum of the Trustees who are neither Interested Persons nor parties to the proceedings; or

                  (B)      by independent legal counsel, in a written opinion.

4. The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors and administrators of such a person; provided, however, that no person may satisfy any right of indemnity or reimbursement granted herein except out of the property of the Trust, and no other person shall be personally liable to provide indemnity or reimbursement hereunder (except an insurer or surety or person otherwise bound by contract).

5. Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.4 may be paid by the Trust prior to final disposition thereof upon receipt of a written undertaking by or on behalf of the Trustee, officer, employee or agent to reimburse the Trust if it is ultimately determined under this
         Section  5.4  that  he  is  not  entitled  to   indemnification.   Such
         undertaking shall be secured by a surety bond or other suitable insurance or such security as the Trustees shall require unless a majority of a quorum of the Trustees who are neither Interested Persons nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on readily available facts, that there is reason to believe that the indemnitee ultimately will be found to be entitled to indemnification.

The Bylaws of the Trust contain similar indemnification provisions.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("Act") may be permitted to Trustees, officers and controlling persons of the Capital Management Investment Trust pursuant to the foregoing provisions, or otherwise, the Capital Management Investment Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Capital Management Investment Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Capital Management Investment Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Capital
Management Investment Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. Business and other Connections of the Investment Advisor
         --------------------------------------------------------

See the Statements of Additional Information section entitled "Management And Other Service Providers" of the Funds and the Investment Advisor's Form ADV filed with the Commission, which is hereby incorporated by reference, for the activities and affiliations of the officers and directors of the Investment Advisor of the Capital Management Investment Trust. Except as so provided, to the knowledge of the Capital Management Investment Trust, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisor currently serves as investment advisor to numerous institutional and individual clients.


ITEM 27. Principal Underwriter
         ---------------------

(a) Shields & Company is underwriter and distributor for the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund.

(b)

 Name and Principal            Position(s) and Offices   Position(s) and Offices
 Business Address              with Underwriter               with Registrant
 ==================            =======================   =======================

 Joseph V. Shields, Jr.        Chairman                  Trustee
 140 Broadway
 New York, New York  10005

 David V. Shields              President                 Trustee
 140 Broadway
 New York, New York  10005

 Ralph J. Scarpa               Senior Vice President     None
 140 Broadway
 New York, New York  10005

 Bruce L. Graham, CFA          Vice President            None
 140 Broadway
 New York, New York  10005

 Joseph A. Zock                Vice President            President
 140 Broadway
 New York, New York  10005

(c)      Not applicable


ITEM 28. Location of Accounts and Records
         --------------------------------

All account books and records not normally held by the Fund's custodian are held by the Trust, in the offices of The Nottingham Company or NC Shareholder Services, LLC, Administrator and Transfer Agent, respectively, to the Trust, or in the offices of Capital Management Associates, Inc., the Advisor.

The address of The Nottingham Company is 116 South Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services, LLC is 116 South Franklin Street, P.O. Box 4365, Rocky Mount, North Carolina 27802-0365. The address of Capital Management Associates, Inc. is 140 Broadway, New York, New York 10005. The address of First Union National Bank is 123 South Broad Street, Philadelphia, Pennsylvania 19109.


ITEM 29. Management Services
         -------------------

Not applicable


ITEM 30. Undertakings
         ------------

None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 1st day of April, 2002.

CAPITAL MANAGEMENT INVESTMENT TRUST

By:  /s/ C. Frank Watson, III
    ______________________________
         C. Frank Watson, III
         Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                              *

____________________________________________________________Trustee
Lucius E. Burch, III                                Date

                              *
____________________________________________________________Vice President

Sarah M. Hunt                                       Date

                              *
____________________________________________________________Trustee

George S. Reichenbach                               Date

                              *
____________________________________________________________Trustee
David V. Shields                                    Date

                              *
____________________________________________________________Trustee and Chairman
Joseph V. Shields                                   Date

                              *
____________________________________________________________Trustee
Anthony J. Walton                                   Date

                              *
____________________________________________________________President
Joseph A. Zock                                      Date


 /s/ Julian G. Winters                         April 1, 2002
____________________________________________________________Treasurer
Julian G. Winters                                    Date


* By:  /s/ C. Frank Watson, III               Dated:  April 1, 2002
      ____________________________
         C. Frank Watson, III
         Attorney-in-Fact

                                INDEX TO EXHIBITS
                      (FOR POST-EFFECTIVE AMENDMENT NO. 10)
                      -------------------------------------

EXHIBIT NO.
UNDER PART C
OF FORM N-1A                   NAME OF EXHIBIT
-------------             ------------------------

   (g)          Individual Custodian Agreement

   (j)          Consent of Independent Public Accountants

   (p)(1) Amended and Restated Code of Ethics for the Capital Management Investment Trust

   (p)(2) Amended and Restated Code of Ethics for Capital Management Associates, Inc.